UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number     811-08228

The Timothy Plan

    (Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices)                 (Zip code)

Art Ally, The Timothy Plan

1055 Maitland Center Commons, Maitland, FL 32751

    (Name and address of agent for service)

Registrant’s telephone number, including area code:          800-846-7526

Date of fiscal year end:  9/30

Date of reporting period:   3/31/21

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s audited annual financial reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

Fund Profile

As of March 31, 2021 (Unaudited)

Aggressive Growth Fund

Top Ten Industries (% of Net Assets)

Software	14.7%
Medical Equipment & Devices	13.4%
Semiconductors	12.5%
Biotech & Pharma	8.7%
Retail - Discretionary	7.3%
Money Market Fund	5.8%
Technology Services	5.5%
Machinery	4.9%
Industrial Support Services	4.5%
Electrical Equipment	4.0%
Other Assets Less Liabilities - Net	18.7%
100.0%

Large/Mid Cap Growth Fund

Top Ten Industries (% of Net Assets)

Exchange Traded Fund	20.5%
Semiconductors	14.0%
Software	8.8%
Medical Equipment & Devices	7.3%
Retail - Discretionary	7.2%
Biotech & Pharma	6.6%
Technology Services	6.6%
Retail - Consumer Staples	3.7%
Electrical Equipment	3.5%
Money Market Fund	3.1%
Other Assets Less Liabilities - Net	18.7%
100.0%

Large/Mid Cap Value Fund

Top Ten Industries (% of Net Assets)

Exchange Traded Funds	25.5%
Semiconductors	10.1%
Food	5.4%
Software	5.2%
Medical Equipment & Devices	5.1%
REITs	4.5%
Banking	4.0%
Cable & Satellite	3.8%
Retail - Discretionary	3.8%
Machinery	3.6%
Other Assets Less Liabilities - Net	29.0%
100.0%

High Yield Bond Fund

Top Ten Industries (% of Net Assets)

Corporate Bonds	91.8%
Convertible Bonds	5.1%
Money Market Fund	4.2%
Preferred Stock	0.5%
Other Assets Less Liabilities - Net	(1.6)%
100.0%

International Fund

Top Ten Industries (% of Net Assets)
Banking	9.9%
Machinery	8.7%
Semiconductors	7.5%
Insurance	7.0%
Medical Equipment & Devices	6.1%
Internet Media & Services	5.2%
Technology Services	4.9%
Automotive	4.6%
Oil & Gas Producers	3.5%
Software	3.5%
Other Assets Less Liabilities - Net	39.1%
100.0%

Small Cap Value Fund

Top Ten Industries (% of Net Assets)
Banking	13.0%
Exchange Traded Fund	11.6%
REITs	5.6%
Machinery	5.4%
Leisure Facilities & Services	5.2%
Home Construction	4.5%
Chemicals	4.3%
Insurance	4.3%
Medical Equipment & Devices	3.8%
Electric Utilities	3.6%
Other Assets Less Liabilities - Net	38.7%
100.0%

Fixed Income Fund

Top Ten Industries (% of Net Assets)
Government Notes & Bonds	58.3%
Corporate Bonds	21.7%
Government Mortgage - Backed Securities	17.9%
Money Market Fund	4.5%
Other Assets Less Liabilities - Net	(2.4)%
100.0%

Israel Common Values Fund

Top Ten Industries (% of Net Assets)
Software	16.0%
Banking	15.8%
Real Estate /owners & Developers	11.0%
Semiconductors	7.0%
Insurance	5.3%
Oil & Gas Producers	4.4%
Retail - Consumer Staples	4.1%
Health Care Facilities & Services	3.9%
Apparel & Textile Products	3.4%
Institutional Financial Services	2.9%
Other Assets Less Liabilities - Net	26.2%
100.0%

Fund Profile

As of March 31, 2021 (Unaudited) (Continued)

Defensive Strategies Fund

Top Ten Industries (% of Net Assets)

Treasury Inflation Protected Securities (TIPS)	28.0%
Alternative Investments	23.4%
REITs	20.0%
Money Market Fund	8.2%
Metals & Mining	4.3%
Oil & Gas Producers	4.2%
Chemicals	2.5%
Steel	1.6%
Machinery	1.2%
Exchange Traded Fund	1.2%
Other Assets Less Liabilities - Net	5.4%
100.0%

Conservative Growth Fund

Top Ten Industries
(% of Net Assets)
Mutual Funds	54.3%
Exchange Traded Funds	41.6%
Money Market Fund	4.1%
Other Assets Less Liabilities - Net	0.0%
100.0%

Strategic Growth Fund

Top Ten Industries (% of Net Assets)
Exchange Traded Funds	59.3%
Mutual Funds	39.1%
Money Market Fund	1.7%
Other Assets Less Liabilities - Net	(0.1)%
100.0%

Growth & Income Fund

Top Ten Industries (% of Net Assets)
Exchange Traded Fund	66.7%
Corporate Bonds	17.8%
Government Mortgage - Backed Securities	8.5%
Government Notes, Bonds & Agencies	6.2%
Money Market Fund	1.5%
Other Assets Less Liabilities - Net	(0.7)%
100.0%

Schedule of Investments | Aggressive Growth Fund

As of March 31, 2021 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 94.2%

	AEROSPACE & DEFENSE - 0.8%
639	TransDigm Group, Inc. *	$375,681

	APPAREL & TEXTILE PRODUCTS - 3.6%
2,579	Deckers Outdoor Corp. *	852,153
18,224	Tapestry, Inc.	751,011
		1,603,164

	BIOTECH & PHARMA - 8.7%
1,834	Argenx SE *	505,065
18,633	Horizon Therapeutics PLC *	1,714,981
2,789	Novavax, Inc. *	505,674
6,752	United Therapeutics Corp. *	1,129,407
		3,855,127

	CONTAINERS & PACKAGING - 2.4%
10,961	Crown Holdings, Inc.	1,063,655

	ELECTRICAL EQUIPMENT - 4.0%
3,686	Fortive Corp.	260,379
2,744	Generac Holdings, Inc. *	898,523
3,671	Trane Technologies PLC	607,771
		1,766,673

	FOOD - 1.0%
5,853	Darling Ingredients, Inc. *	430,664

	FORESTRY, PAPER & WOOD PRODUCTS - 1.0%
4,816	Trex Company, Inc. *	440,857

	HEALTH CARE FACILITIES & SERVICES - 3.3%
6,460	Catalent, Inc. *	680,303
4,047	ICON PLC *	794,709
		1,475,012

	INDUSTRIAL SUPPORT SERVICES - 4.5%
6,126	United Rentals, Inc. *	2,017,353

	LEISURE FACILITIES & SERVICES - 4.0%
66,212	Bloomin’ Brands, Inc. *	1,791,035

	MACHINERY - 4.9%
4,991	Lincoln Electric Holdings, Inc.	613,594
9,435	Oshkosh Corp.	1,119,557
1,376	Parker-Hannifin Corp.	434,032
		2,167,183

	MEDICAL EQUIPMENT & DEVICES - 13.4%
23,345	Avantor, Inc. *	675,371
1,061	DexCom, Inc. *	381,313
9,731	Edwards Lifesciences Corp. *	813,901
1,694	Insulet Corp. *	441,998
14,484	Natera, Inc. *	1,470,705
2,963	Novocure Ltd. *	391,649
3,713	Repligen Corp. *	721,844
1,774	STERIS PLC	337,911
1,808	Teleflex, Inc.	751,152
		5,985,844

	RENEWABLE ENERGY - 2.6%
4,359	Enphase Energy, Inc. *	706,855
7,369	Sunrun, Inc. *	445,677
		1,152,532

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Aggressive Growth Fund

As of March 31, 2021 (Unaudited) (Continued)

Shares		Fair Value

	RETAIL - DISCRETIONARY - 7.3%
15,870	Builders FirstSource, Inc. *	$735,892
5,294	Burlington Stores, Inc. *	1,581,847
16,361	Foot Locker, Inc.	920,306
		3,238,045

	SEMICONDUCTORS - 12.5%
1,932	KLA Corp.	638,333
1,855	Lam Research Corp.	1,104,170
35,907	Marvell Technology Group Ltd.	1,758,725
4,239	Monolithic Power System, Inc.	1,497,257
4,539	Teradyne, Inc.	552,305
		5,550,790

	SOFTWARE - 14.7%
1,161	ANSYS, Inc. *	394,229
5,778	Five9, Inc. *	903,275
498	HubSpot, Inc. *	226,197
17,373	Rapid7, Inc. *	1,296,199
3,787	RingCentral, Inc. *	1,128,072
1,971	ServiceNow, Inc. *	985,717
3,055	Twilio, Inc. *	1,041,022
11,082	Varonis Systems, Inc. *	568,950
		6,543,661

	TECHNOLOGY SERVICES - 5.5%
1,940	EPAM Systems, Inc. *	769,579
1,207	MarketAxess Holdings, Inc.	600,989
1,678	MSCI, Inc.	703,552
4,020	TransUnion	361,800
		2,435,920

	TOTAL COMMON STOCK (Cost $27,854,904)	41,893,196

	MONEY MARKET FUND - 5.8%
2,602,048	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.01% (A) (Cost $2,602,048)	2,602,048

	TOTAL INVESTMENTS - 100.0% (Cost $30,456,952)	$44,495,244
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.0%	851
	NET ASSETS - 100.0%	$44,496,095

* Non-income producing securities.

PLC - Public Limited Co.

(A) Variable rate security; the rate shown represents the yield at March 31, 2021.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | International Fund

As of March 31, 2021 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 96.7%

	AEROSPACE & DEFENSE - 1.7%
54,000	Safran SA (ADR) *	$1,838,160

	AUTOMOTIVE - 4.6%
37,300	Magna International, Inc. - Class A	3,283,892
106,500	Valeo SA (ADR)	1,826,475
		5,110,367

	BANKING - 9.9%
33,839	DBS Group Holdings Ltd. (ADR)	2,924,705
83,000	DNB ASA (ADR)	1,775,702
23,300	HDFC Bank Ltd. (ADR) *	1,810,177
99,100	ICICI Bank Ltd. (ADR) *	1,588,573
225,000	Itau Unibanco Holding SA (ADR)	1,116,000
50,600	KBC Group NV (ADR) *	1,847,912
		11,063,069

	CHEMICALS - 2.8%
13,400	Arkema SA (ADR)	1,634,130
74,000	BASF SE (ADR)	1,532,540
		3,166,670

	CONSTRUCTION MATERIALS - 1.8%
30,500	Xinyi Glass Holdings Ltd. (ADR)	1,971,215

	CONSUMER SERVICES - 0.6%
47,000	New Oriental Education & Technology Group, Inc. (ADR) *	658,000

	E-COMMERCE DISCRETIONARY - 0.5%
4,400	Pinduoduo, Inc. (ADR) *	589,072

	ELECTRIC UTILITIES - 2.3%
258,000	Enel SpA (ADR)	2,554,200

	ELECTRICAL EQUIPMENT - 1.5%
55,400	Schneider Electric SE (ADR)	1,685,268

	ENGINEERING & CONSTRUCTION - 2.9%
125,000	Vinci SA (ADR)	3,222,500

	FOOD - 2.9%
18,000	Kerry Group PLC (ADR)	2,273,580
40,000	Mowi ASA (ADR)	991,200
		3,264,780

	HEALTH CARE FACILITIES & SERVICES - 1.4%
15,000	Fresenius Medical Care AG & Co. (ADR)	553,200
5,100	ICON PLC *	1,001,487
		1,554,687

	HOUSEHOLD PRODUCTS - 1.0%
85,000	Kao Corp. (ADR)	1,127,100

	INDUSTRIAL SUPPORT SERVICES - 2.0%
9,000	Ashtead Group PLC (ADR)	2,196,000

	INSTITUTIONAL FINANCIAL SERVICES - 2.3%
153,500	Deutsche Boerse AG (ADR)	2,540,732

	INSURANCE - 7.0%
31,100	Ageas (ADR)	1,895,856
52,000	AIA Group Ltd. (ADR)	2,552,680
47,400	Muenchener Rueckversicherungs AG (ADR)	1,461,342
84,600	Sampo Oyj (ADR)	1,902,654
		7,812,532

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | International Fund

As of March 31, 2021 (Unaudited) (Continued)

Shares		Fair Value

	INTERNET MEDIA & SERVICES - 5.2%
35,000	Naspers Ltd. (ADR)	$1,678,250
80,000	Prosus NV (ADR)	1,778,400
450	Shopify, Inc. *	497,925
28,200	Yandex NV *	1,806,492
		5,761,067

	LEISURE PRODUCTS - 1.5%
71,000	Shimano, Inc. (ADR)	1,696,190

	MACHINERY - 8.7%
47,500	Atlas Copco AB (ADR)	2,484,250
70,000	FANUC Corp. (ADR)	1,687,525
64,650	Techtronic Industries Co. (ADR)	5,552,789
		9,724,564

	MEDICAL EQUIPMENT & DEVICES - 6.1%
37,200	Alcon, Inc. *	2,610,696
22,200	Hoya Corp. (ADR)	2,642,910
41,400	Smith & Nephew PLC (ADR)	1,569,060
		6,822,666

	METALS & MINING - 1.8%
26,000	Rio Tinto PLC (ADR)	2,018,900

	OIL & GAS PRODUCERS - 3.5%
136,000	Equinor ASA (ADR)	2,646,560
209,000	Galp Energia SGPS SA (ADR)	1,203,840
		3,850,400

	RETAIL - CONSUMER STAPLES - 1.0%
45,948	Pan Pacific International Holdings Corp. (ADR)	1,071,507

	SEMICONDUCTORS - 7.5%
6,250	ASML Holding NV (ADR)	3,858,500
12,000	NXP Semiconductors NV	2,416,080
17,000	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	2,010,760
		8,285,340

	SOFTWARE - 3.5%
10,200	Nice Ltd. (ADR) *	2,223,294
34,640	Open Text Corp.	1,652,674
		3,875,968

	SPECIALTY FINANCE - 1.6%
21,000	ORIX Corp. (ADR)	1,780,590

	TECHNOLOGY HARDWARE - 1.2%
21,438	FUJIFILM Holdings Corp. (ADR)	1,279,849

	TECHNOLOGY SERVICES - 4.9%
7,400	Adyen NV (ADR) *	331,002
36,400	Amadeus IT Group SA (ADR) *	2,604,129
43,000	Infosys Ltd. (ADR)	804,960
38,000	Pagseguro Digital Ltd. *	1,759,400
		5,499,491

	TELECOMMUNICATIONS - 1.8%
77,300	Nippon Telegraph & Telephone Corp. (ADR)	2,002,843

	TRANSPORTATION & LOGISTICS - 3.2%
9,400	Canadian Pacific Railway Ltd.	3,565,326

	TOTAL COMMON STOCK (Cost $73,263,735)	107,589,053

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | International Fund

As of March 31, 2021 (Unaudited) (Continued)

Shares		Fair Value

	MONEY MARKET FUND - 3.5%
3,843,176	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.01% (A) (Cost $3,843,176)	$3,843,176

	TOTAL INVESTMENTS - 100.2% (Cost $77,106,911)	$111,432,229
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.2) %	(204,728)
	NET ASSETS - 100.0%	$111,227,501

*Non-income producing securities.

ADR - American Depositary Receipt.

PLC - Public Limited Co.

(A) Variable rate security; the rate shown represents the yield at March 31, 2021.

Diversification of Assets
Country	% of Net Assets
Japan	12.0%
France	9.2%
Hong Kong	9.1%
Canada	8.1%
Netherlands	7.5%
Germany	5.5%
United Kingdom	5.2%
Norway	4.9%
India	3.8%
Belgium	3.4%
Ireland	2.9%
Singapore	2.6%
Brazil	2.6%
Switzerland	2.3%
Spain	2.3%
Italy	2.3%
Sweden	2.2%
Israel	2.0%
Taiwan	1.8%
Finland	1.7%
Russia	1.6%
South Africa	1.5%
China	1.1%
Portugal	1.1%

Total	96.7%
Money Market Fund	3.5%
Other Assets Less Liabilities - Net	(0.2)%
Grand Total	100.0%

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Large/Mid Cap Growth Fund

As of March 31, 2021 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 77.1%
	BANKING - 0.9%
10,774	Western Alliance Bancorp	$1,017,497

	BIOTECH & PHARMA - 6.6%
2,816	Amgen, Inc.	700,649
18,734	Horizon Therapeutics PLC *	1,724,277
6,572	Neurocrine Biosciences, Inc. *	639,127
5,964	Sarepta Therapeutics, Inc. *	444,497
5,401	Vertex Pharmaceuticals, Inc. *	1,160,621
18,691	Zoetis, Inc.	2,943,459
		7,612,630
	CHEMICALS - 2.8%
16,730	FMC Corp.	1,850,505
4,997	Linde PLC	1,399,860
		3,250,365
	CONSUMER SERVICES - 0.5%
5,359	Grand Canyon Education, Inc. *	573,949

	DIVERSIFIED INDUSTRIALS - 2.5%
16,353	Emerson Electric Co.	1,475,368
6,258	Honeywell International, Inc.	1,358,424
		2,833,792
	ELECTRIC UTILITIES - 0.8%
30,484	PPL Corp.	879,159

	ELECTRICAL EQUIPMENT - 3.5%
26,732	Amphenol Corp. - Class A	1,763,510
13,796	Fortive Corp.	974,549
8,164	Trane Technologies PLC	1,351,632
		4,089,691
	HEALTH CARE FACILITIES & SERVICES - 1.2%
7,400	IQVIA Holdings, Inc. *	1,429,236

	INSTITUTIONAL FINANCIAL SERVICES - 1.4%
14,572	Intercontinental Exchange, Inc.	1,627,401

	INSURANCE - 1.7%
15,754	Arthur J. Gallagher & Co.	1,965,627

	LEISURE FACILITIES & SERVICES - 1.4%
1,160	Chipotle Mexican Grill, Inc. *	1,648,151

	MACHINERY - 2.0%
5,527	Caterpillar, Inc.	1,281,545
9,104	Oshkosh Corp.	1,080,281
		2,361,826
	MEDICAL EQUIPMENT & DEVICES - 7.3%
10,988	Baxter International, Inc.	926,728
5,002	Danaher Corp.	1,125,850
16,458	Edwards Lifesciences Corp. *	1,376,547
5,934	Insulet Corp. *	1,548,299
2,364	Intuitive Surgical, Inc. *	1,746,854
3,963	Teleflex, Inc.	1,646,468
		8,370,746
	OIL & GAS PRODUCERS - 0.6%
13,284	ConocoPhillips	703,653

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Large/Mid Cap Growth Fund

As of March 31, 2021 (Unaudited) (Continued)

Shares		Fair Value

	RETAIL - CONSUMER STAPLES - 3.7%
6,208	Costco Wholesale Corp.	$2,188,196
10,119	Dollar General Corp.	2,050,312
		4,238,508
	RETAIL - DISCRETIONARY - 7.2%
5,781	Burlington Stores, Inc. *	1,727,362
36,621	Foot Locker, Inc.	2,059,931
9,092	Lowe’s Cos, Inc.	1,729,117
3,742	Lululemon Athletica, Inc. *	1,147,709
3,364	O’Reilly Automotive, Inc. *	1,706,389
		8,370,508
	SEMICONDUCTORS - 14.0%
33,315	Advanced Micro Devices, Inc. *	2,615,228
5,155	Broadcom Ltd.	2,390,167
17,852	Maxim Integrated Products, Inc.	1,631,137
18,002	Micron Technology, Inc. *	1,587,956
5,067	Monolithic Power Systems, Inc.	1,789,715
6,881	NVIDIA Corp.	3,673,972
12,199	NXP Semiconductors NV	2,456,147
		16,144,322
	SOFTWARE - 8.8%
2,285	HubSpot, Inc. *	1,037,870
5,008	Palo Alto Networks, Inc. *	1,612,876
25,788	Rapid7, Inc. *	1,924,043
6,538	ServiceNow, Inc. *	3,269,719
9,354	Synopsys, Inc. *	2,317,734
		10,162,242
	TECHNOLOGY HARDWARE - 1.2%
20,894	Western Digital Corp.	1,394,675

	TECHNOLOGY SERVICES - 6.6%
20,164	CDW Corp.	3,342,183
5,066	EPAM Systems, Inc. *	2,009,632
9,066	Fidelity National Information Services, Inc.	1,274,770
1,942	MarketAxess Holdings, Inc.	966,961
		7,593,546
	TRANSPORTATION & LOGISTICS - 1.4%
4,325	Canadian Pacific Railway Ltd.	1,640,429

	TRANSPORTATION & EQUIPMENT - 1.0%
12,086	PACCAR, Inc.	1,123,031

	TOTAL COMMON STOCK (Cost $56,788,116)	89,030,984

	EXCHANGE TRADED FUND (A) - 20.5%
720,000	Timothy Plan US Large/Mid Cap Core ETF (Cost $18,061,200)	23,697,432

	MONEY MARKET FUND - 3.1%
3,568,388	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.01% (B)	3,568,388
	(Cost $3,568,388)

	TOTAL INVESTMENTS - 100.7% (Cost $78,417,704)	$116,296,804
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.7) %	(876,849)
	NET ASSETS - 100.0%	$115,419,955

*Non-income producing securities.

ETF - Exchange Traded Fund.

PLC - Public Limited Co.

(A) Affiliated Fund.

(B) Variable rate security; the rate shown represents the yield at March 31, 2021.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Small Cap Value Fund

As of March 31, 2021 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 79.3%
	AEROSPACE/DEFENSE - 3.1%
43,167	Kaman Corp.	$2,214,035
34,745	Moog, Inc.	2,889,047
		5,103,082
	APPAREL & TEXTILE PRODUCTS - 1.8%
33,366	Oxford Industries, Inc.	2,916,856

	BANKING - 13.0%
59,421	Columbia Banking System, Inc.	2,560,451
92,308	Great Western Bancorp, Inc.	2,796,009
77,267	Hilltop Holdings, Inc.	2,637,123
32,488	International Bancshares Corp.	1,508,093
73,500	Provident Financial Services, Inc.	1,637,580
65,169	Renasant Corp.	2,696,693
69,196	Sandy Spring Bancorp, Inc.	3,005,182
94,227	Simmons First National Corp.	2,795,715
42,722	Trustmark Corp.	1,438,023
		21,074,869
	CHEMICALS - 4.3%
56,279	Avient Corp.	2,660,308
14,731	Innospec, Inc.	1,512,726
22,749	Stepan Co.	2,891,625
		7,064,659
	COMMERCIAL SUPPORT SERVICES - 1.8%
105,245	Healthcare Services Group, Inc.	2,950,017

	ELECTRIC UTILITIES - 3.6%
62,727	Avista Corp.	2,995,214
44,097	NorthWestern Corp.	2,875,124
		5,870,338
	ENGINEERING & CONSTRUCTION - 1.8%
39,721	Comfort Systems USA, Inc.	2,969,939

	FOOD - 3.4%
194,392	Hostess Brands, Inc. *	2,787,581
17,381	J & J Snack Foods Corp.	2,729,339
		5,516,920
	FORESTRY, PAPER & WOOD PRODUCTS - 2.1%
44,145	UFP Industries, Inc.	3,347,957

	GAS & WATER UTILITIES - 1.7%
119,257	South Jersey Industries, Inc.	2,692,823

	HEALTH CARE FACILITIES & SERVICES - 0.9%
45,347	Patterson Companies, Inc.	1,448,837

	HOME & OFFICE PRODUCTS - 1.6%
155,623	Knoll, Inc.	2,569,336

	HOME CONSTRUCTION - 4.5%
49,264	Century Communities, Inc. *	2,971,605
51,854	Griffon Corp.	1,408,873
25,615	Masonite International Corp. *	2,951,873
		7,332,351
	HOUSEHOLD PRODUCTS - 2.0%
61,399	Central Garden & Pet Co. *	3,185,994

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Small Cap Value Fund

As of March 31, 2021 (Unaudited) (Continued)

Shares		Fair Value

	INSTITUTIONAL FINANCIAL SERVICES - 3.5%
50,038	Moelis & Co.	$2,746,085
26,258	Piper Sandler Companies	2,879,190
		5,625,275
	INSURANCE - 4.3%
55,251	Argo Group International Holdings Ltd.	2,780,230
61,746	James River Group Holdings Ltd.	2,816,853
23,041	Mercury General Corp.	1,401,123
		6,998,206
	LEISURE FACILITIES & SERVICES - 5.2%
51,146	Bloomin’ Brands, Inc. *	1,383,499
33,931	Chuy’s Holdings, Inc. *	1,503,822
25,436	Jack in the Box, Inc.	2,792,364
31,042	Papa John’s International, Inc.	2,751,563
		8,431,248
	MACHINERY - 5.4%
9,579	Alamo Group, Inc.	1,495,761
51,595	Altra Industrial Motion Corp.	2,854,235
26,376	Columbus McKinnon Corp.	1,391,598
77,938	Federal Signal Corp.	2,985,025
		8,726,619
	MEDICAL EQUIPMENT & DEVICES - 3.8%
23,463	CONMED Corp.	3,064,033
51,762	Merit Medical Systems, Inc. *	3,099,509
		6,163,542
	METALS & MINING - 0.9%
21,568	Encore Wire Corp.	1,447,860

	OIL & GAS PRODUCERS - 1.7%
81,562	PDC Energy, Inc. *	2,805,733

	RETAIL - DISCRETIONARY - 3.5%
44,744	Monro, Inc.	2,944,155
55,841	Sonic Automotive, Inc.	2,768,038
		5,712,193
	SEMICONDUCTORS - 1.9%
130,870	Amkor Technology, Inc. *	3,102,928

	TECHNOLOGY HARDWARE - 1.7%
176,811	Viavi Solutions, Inc. *	2,775,933

	TECHNOLOGY SERVICES - 1.8%
125,762	Repay Holdings Corp. *	2,952,892

	TOTAL COMMON STOCK (Cost $100,123,794)	128,786,407

	EXCHANGE TRADED FUND (A) - 11.6%
580,000	Timothy Plan US Small Cap Core ETF (Cost $14,834,080)	18,848,782

	REITs - 5.6%
8,922	Community Healthcare Trust Inc	411,483
66,514	Easterly Government Properties, Inc.	1,378,835
69,649	National Storage Affiliates Trust	2,781,084
11,918	Plymouth Industrial REIT, Inc.	200,818
53,289	PotlatchDeltic Corp.	2,820,054
147,467	Summit Hotel Properties, Inc. *	1,498,265
	TOTAL REITs (Cost $8,356,838)	9,090,539

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Small Cap Value Fund

As of March 31, 2021 (Unaudited) (Continued)

Shares		Fair Value

	MONEY MARKET FUND - 1.9%
3,077,062	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.01% (B)	$3,077,062
	(Cost $3,077,062)

	TOTAL INVESTMENTS - 98.4% (Cost $126,391,774)	$159,802,790
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 1.6%	2,568,829

	NET ASSETS - 100.0%	$162,371,619

* Non-income producing securities.

ETF - Exchange Traded Fund.

REITs - Real Estate Investment Trusts.

(A) Affiliated Fund.

(B) Variable rate security; the rate shown represents the yield at March 31, 2021.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Large/Mid Cap Value Fund

As of March 31, 2021 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 66.9%
	AEROSPACE/DEFENSE - 1.9%
23,898	General Dynamics Corp.	$4,338,921

	ASSET MANAGEMENT - 1.8%
61,114	Charles Schwab Corp.	3,983,411

	BANKING - 4.0%
55,493	BOK Financial Corp.	4,956,635
42,473	Western Alliance Bancorp	4,011,150
		8,967,785

	CABLE & SATELLITE - 3.8%
2,210	Cable One, Inc.	4,040,676
29,725	Liberty Broadband Corp. *	4,463,209
		8,503,885

	CHEMICALS - 1.9%
5,737	Sherwin-Williams Co.	4,233,963

	DIVERSIFIED INDUSTRIALS - 3.5%
24,701	Eaton Corp. PLC	3,415,654
20,741	Honeywell International, Inc.	4,502,249
		7,917,903

	ELECTRIC UTILITIES - 3.5%
52,787	CMS Energy Corp.	3,231,620
47,840	WEC Energy Group, Inc.	4,477,346
		7,708,966

	ELECTRICAL EQUIPMENT - 1.0%
11,559	Hubbell, Inc.	2,160,261

	FOOD - 5.4%
30,466	JM Smucker Co.	3,854,863
51,700	Lamb Weston Holdings, Inc.	4,005,716
46,590	McCormick & Co., Inc.	4,153,964
		12,014,543

	INSTITUTIONAL FINANCIAL SERVICES - 1.7%
34,919	Intercontinental Exchange, Inc.	3,899,754

	INSURANCE - 1.6%
29,413	Arthur J. Gallagher & Co.	3,669,860

	MACHINERY - 3.6%
34,530	Curtiss-Wright Corp.	4,095,258
23,827	Middleby Corp. *	3,949,325
		8,044,583

	MEDICAL EQUIPMENT & DEVICES - 5.1%
27,155	PerkinElmer, Inc.	3,483,715
18,640	STERIS PLC	3,550,547
27,589	Zimmer Biomet Holdings, Inc.	4,416,447
		11,450,709

	OIL & GAS PRODUCERS - 1.4%
44,205	EOG Resources, Inc.	3,206,189

	RETAIL - CONSUMER STAPLES - 1.9%
21,164	Dollar General Corp.	4,288,250

	RETAIL - DISCRETIONARY - 3.8%
7,830	O’Reilly Automotive, Inc. *	3,971,767
24,858	Tractor Supply Co.	4,401,855
		8,373,622

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Large/Mid Cap Value Fund

As of March 31, 2021 (Unaudited) (Continued)

Shares		Fair Value

	SEMICONDUCTORS - 10.1%
8,552	Broadcom, Inc.	$3,965,220
27,031	Microchip Technology, Inc.	4,195,752
74,045	Micron Technology, Inc. *	6,531,509
11,270	Monolithic Power Systems, Inc.	3,980,677
7,259	NVIDIA Corp.	3,875,798
		22,548,956
	SOFTWARE - 5.2%
30,325	Cadence Design Systems, Inc. *	4,154,222
15,530	Synopsys, Inc. *	3,848,023
8,458	Tyler Technologies, Inc. *	3,590,675
		11,592,920
	TECHNOLOGY SERVICES - 2.8%
8,876	CACI International, Inc. *	2,189,354
33,644	Fiserv, Inc. *	4,004,982
		6,194,336
	TRANSPORTATION & LOGISTICS - 2.0%
20,188	Union Pacific Corp.	4,449,637

	TRANSPORTATION EQUIPMENT - 0.9%
26,316	Westinghouse Air Brake Technologies Corp.	2,083,174

	TOTAL COMMON STOCK (Cost $106,994,518)	149,631,628

	EXCHANGE TRADED FUNDS (A) - 25.5%
920,000	Timothy Plan High Dividend Stock ETF	26,634,000
920,000	Timothy Plan US Large/Mid Cap Core ETF	30,280,052
	TOTAL EXCHANGE TRADED FUNDS (Cost $46,064,400)	56,914,052

	REITs - 4.5%
25,809	Crown Castle International Corp.	4,442,503
22,205	CyrusOne, Inc.	1,503,723
16,913	Public Storage	4,173,452
	TOTAL REITs (Cost $9,102,727)	10,119,678

	MONEY MARKET FUND - 3.1%
6,923,187	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.01% (B)	6,923,187
	(Cost $6,923,187)

	TOTAL INVESTMENTS - 100.0% (Cost $169,084,832)	$223,588,545
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.0%	(69,516)
	NET ASSETS - 100.0%	$223,519,029

* Non-income producing securities.

ETF - Exchange Traded Fund.

PLC - Public Limited Co.

REITs - Real Estate Investment Trusts.

(A) Affiliated Funds.

(B) Variable rate security; the rate shown represents the yield at March 31, 2021.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Fixed Income Fund

As of March 31, 2021 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS & NOTES - 97.9%
	CORPORATE BONDS - 21.7%
$ 1,000,000	ABB Finance USA, Inc.	2.875	5/8/2022	$1,028,413
1,000,000	American Electric Power	3.200	11/13/2027	1,078,371
500,000	Analog Devices, Inc.	3.900	12/15/2025	554,368
1,000,000	Aptiv Corp.	4.150	3/15/2024	1,091,479
1,000,000	Canadian Pacific RR Co.	2.900	2/1/2025	1,062,787
1,000,000	CBOE Holdings, Inc.	3.650	1/12/2027	1,101,027
1,000,000	Columbia Pipeline Group, Inc.	4.500	6/1/2025	1,120,317
1,000,000	CSX Corp.	3.250	6/1/2027	1,088,333
500,000	Digital Realty Trust LP	3.700	8/15/2027	551,360
500,000	Dollar General Corp.	4.125	5/1/2028	560,408
750,000	Eaton Corp.	2.750	11/2/2022	778,355
1,000,000	Enable Midstream Partners LP	3.900	5/15/2024	1,065,690
855,000	European Investment Bank	2.375	6/15/2022	877,554
880,000	Healthpeak Properties, Inc.	3.500	7/15/2029	944,042
861,955	John Sevier Combined Cycle Generation LLC	4.626	1/15/2042	1,001,928
865,000	Kreditanstalt fuer Wiederaufbau	2.125	6/15/2022	885,312
800,000	LYB International Finance BV	4.000	7/15/2023	860,655
855,000	National Rural Utilities Cooperative Finance Corp.	2.950	2/7/2024	906,013
1,500,000	NiSource Finance Corp.	3.490	5/15/2027	1,628,974
1,000,000	Nutrien Ltd.	4.000	12/15/2026	1,121,637
1,000,000	Phillips 66 Partners LP	3.605	2/15/2025	1,070,589
870,000	Province of Ontario Canada	2.500	4/27/2026	928,425
865,000	Province of Quebec Canada	2.375	1/31/2022	880,491
700,000	Sunoco Logistics Partners LP	4.250	4/1/2024	758,590
1,200,000	Ventas Realty LP	3.250	8/15/2022	1,235,568
697,000	WEC Energy Group, Inc.	3.550	6/15/2025	756,177
1,000,000	Zimmer Biomet Holdings, Inc.	3.700	3/19/2023	1,058,203
	TOTAL CORPORATE BONDS (Cost $24,322,386)			25,995,066

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 76.2%
	GOVERNMENT MORTGAGE-BACKED SECURITIES - 17.9%
180,751	GNMA Pool G2 4520	5.000	8/20/2039	207,931
238,818	GNMA Pool G2 4947	5.000	2/20/2041	274,790
887,213	GNMA Pool G2 BN2662	3.000	10/20/2049	925,930
507,267	GNMA Pool G2 MA3376	3.500	1/20/2046	542,619
335,181	GNMA Pool G2 MA3596	3.000	4/20/2046	354,051
908,237	GNMA Pool G2 MA3663	3.500	5/20/2046	976,067
330,274	GNMA Pool G2 MA3736	3.500	6/20/2046	352,818
557,453	GNMA Pool G2 MA4004	3.500	10/20/2046	596,660
367,601	GNMA Pool G2 MA4509	3.000	6/20/2047	389,484
487,923	GNMA Pool G2 MA4652	3.500	8/20/2047	519,751
615,077	GNMA Pool G2 MA4719	3.500	9/20/2047	653,874
628,386	GNMA Pool G2 MA4778	3.500	10/20/2047	671,480
519,829	GNMA Pool G2 MA4901	4.000	12/20/2047	561,540
464,904	GNMA Pool G2 MA4963	4.000	1/20/2048	502,468
528,374	GNMA Pool G2 MA6092	4.500	8/20/2049	572,000
596,869	GNMA Pool G2 MA6156	4.500	9/20/2049	647,031
541,392	GNMA Pool G2 MA6221	4.500	10/20/2049	586,329
891,949	GNMA Pool G2 MA6338	3.000	12/20/2049	929,618
860,340	GNMA Pool G2 MA6476	4.000	2/20/2050	920,855
601,285	GNMA Pool G2 MA6477	4.500	2/20/2050	651,500
857,787	GNMA Pool G2 MA6478	5.000	2/20/2050	942,424
953,851	GNMA Pool G2 MA6544	4.500	3/20/2050	1,032,364
675,963	GNMA Pool G2 MA6545	5.000	3/20/2050	740,438
743,402	GNMA Pool G2 MA6600	3.500	4/20/2050	785,364
674,061	GNMA Pool G2 MA6601	4.000	4/20/2050	720,048
688,725	GNMA Pool G2 MA6603	5.000	4/20/2050	754,375
1,039,642	GNMA Pool G2 MA6865	2.500	9/20/2050	1,072,995
1,443,592	GNMA Pool G2 MA6932	3.000	10/20/2050	1,507,249
1,455,000	GNMA Pool G2 MA7255	2.500	3/20/2051	1,502,279
27,887	GNMA Pool GN 723248	5.000	10/15/2039	32,490
365,955	GNMA Pool GN 783060	4.000	8/15/2040	402,669
145,876	GNMA Pool GN 783403	3.500	9/15/2041	156,540
	TOTAL GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost $21,113,020)			21,486,031

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Fixed Income Fund

As of March 31, 2021 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	GOVERNMENT NOTES & BONDS - 58.3%
$ 4,280,000	United States Treasury Note	3.125	5/15/2021	$4,295,940
7,290,000	United States Treasury Note	2.125	6/30/2022	7,474,243
2,895,000	United States Treasury Note	0.250	6/15/2023	2,898,506
8,135,000	United States Treasury Note	2.250	11/15/2024	8,632,474
18,015,000	United States Treasury Note	2.000	8/15/2025	18,979,436
8,260,000	United States Treasury Note	1.625	2/15/2026	8,540,549
11,790,000	United States Treasury Note	1.500	2/15/2030	11,639,862
4,540,000	United States Treasury Note	4.500	2/15/2036	6,000,603
1,215,000	United States Treasury Note	3.000	2/15/2049	1,361,702
	TOTAL GOVERNMENT NOTES & BONDS (Cost $69,437,585)			69,823,315

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $90,550,605)			91,309,346

	TOTAL BONDS AND NOTES (Cost $114,872,991)			117,304,412
Shares
	MONEY MARKET FUND - 4.5%
5,335,342	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.01% (A)			5,335,342
	(Cost $5,335,342)

	TOTAL INVESTMENTS - 102.4% (Cost $120,208,333)			$122,639,754
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (2.4) %			(2,839,459)
	NET ASSETS - 100.0%			$119,800,295

GNMA - Government National Mortgage Association.

LLC - Limited Liability Company.

LP - Limited Partnership.

(A) Variable rate security; the rate shown represents the yield at March 31, 2020.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | High Yield Bond Fund

As of March 31, 2021 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 91.8%
$ 500,000	Adient Global Holdings Ltd. (A)	4.875	8/15/2026	$513,750
500,000	AerCap Global Aviation Trust, 3 mo. LIBOR + 4.30% (A)(B)	6.500	6/15/2045	521,875
3,000,000	Air Lease Corp.	4.650	12/15/2069	2,962,500
1,000,000	Alliance Data Systems Corp. (A)	4.750	12/15/2024	1,028,125
1,000,000	Alliance Data Systems Corp. (A)	7.000	1/15/2026	1,072,075
1,000,000	Alliance Resource Operating Partners LP (A)	7.500	5/1/2025	933,360
1,000,000	Ashtead Capital, Inc. (A)	4.125	8/15/2025	1,028,330
1,000,000	Ashton Woods Finance Co. (A)	6.750	8/1/2025	1,036,145
293,000	Ashton Woods Finance Co. (A)	9.875	4/1/2027	329,936
500,000	Ashton Woods Finance Co. (A)	6.625	1/15/2028	533,750
250,000	Bausch Health Cos, Inc. (A)	5.000	1/30/2028	255,112
125,000	Bausch Health Cos, Inc. (A)	5.000	2/15/2029	123,672
50,000	Bausch Health Cos, Inc. (A)	5.250	2/15/2031	49,855
1,500,000	Burford Capital Global Finance LLC (A)	6.250	4/15/2028	1,539,375
500,000	BWX Technologies, Inc. (A)	5.375	7/15/2026	516,500
500,000	BWX Technologies, Inc. (A)	4.125	6/30/2028	506,640
500,000	BWX Technologies, Inc. (A)	4.125	4/15/2029	507,555
500,000	Cascades, Inc. (A)	5.125	1/15/2026	532,188
500,000	Catalent Pharma Solutions, Inc. (A)	3.125	2/15/2029	480,625
250,000	Cemex SAB de CV (A)	3.875	7/11/2031	244,513
500,000	Chemours Co.	7.000	5/15/2025	514,750
1,500,000	Chemours Co. (A)	5.750	11/15/2028	1,582,185
580,000	Clarios Global LP (A)	6.250	5/15/2026	616,708
1,080,000	Clarios Global LP (A)	8.500	5/15/2027	1,164,683
1,000,000	CommScope, Inc. (A)	8.250	3/1/2027	1,071,255
750,000	CommScope, Inc. (A)	7.125	7/1/2028	797,550
1,000,000	Compass Minerals International, Inc. (A)	6.750	12/1/2027	1,071,690
250,000	Crestwood Midstream Finance Corp.	5.750	4/1/2025	252,005
1,000,000	Crestwood Midstream Finance Corp. (A)	5.625	5/1/2027	984,375
2,000,000	Crowdstrike Holdings, Inc.	3.000	2/15/2029	1,957,900
500,000	DCP Midstream, LLC, 3 mo. LIBOR + 3.85% (A) (B)	5.850	5/21/2043	447,353
350,000	Diamond Sports Finance Co. (A)	5.375	8/15/2026	252,354
1,000,000	Diversified Healthcare Trust	9.750	6/15/2025	1,133,250
500,000	Double Eagle III Midco 1 LLC / Double Eagle Finance Corp. (A)	7.750	12/15/2025	534,798
800,000	Dycom Industries, Inc. (A)	4.500	4/15/2029	803,232
115,000	Freedom Mortgage Corp. (A)	8.125	11/15/2024	119,528
1,000,000	Freedom Mortgage Corp. (A)	8.250	4/15/2025	1,043,750
500,000	Freedom Mortgage Corp. (A)	7.625	5/1/2026	525,300
500,000	Genesis Energy LP	7.750	2/1/2028	500,775
2,125,000	Geo Group, Inc.	5.125	4/1/2023	1,881,953
250,000	GFL Environmental, Inc. (A)	3.750	8/1/2025	254,219
400,000	GFL Environmental, Inc. (A)	8.500	5/1/2027	441,250
50,000	GFL Environmental, Inc. (A)	4.000	8/1/2028	48,469
1,000,000	Global Partners LP	7.000	8/1/2027	1,056,875
500,000	Goodyear Tire & Rubber Co.	5.625	4/30/2033	500,000
500,000	Graham Packaging Co., Inc. (A)	7.125	8/15/2028	532,813
500,000	Gray Television, Inc. (A)	7.000	5/15/2027	544,375
1,250,000	Gray Television, Inc. (A)	4.750	10/15/2030	1,241,406
3,000,000	Howard Hughes Corp. (A)	4.375	2/1/2031	2,941,875
250,000	Icahn Enterprises Finance Corp.	4.750	9/15/2024	260,000
1,000,000	Icahn Enterprises Finance Corp.	6.250	5/15/2026	1,049,840
1,000,000	Icahn Enterprises Finance Corp. (A)	4.375	2/1/2029	978,460
2,455,000	ILFC E-Capital Trust I (A)(B)	4.000	12/21/2065	1,991,619
1,000,000	ILFC E-Capital Trust II (A)(B)	4.220	12/21/2065	831,250
1,500,000	iStar, Inc.	5.500	2/15/2026	1,529,063
500,000	Itron, Inc. (A)	5.000	1/15/2026	513,188
250,000	Jefferies Finance LLC (A)	6.250	6/3/2026	263,750
500,000	Ken Garff Automotive LLC (A)	4.875	9/15/2028	500,438
1,500,000	Koppers, Inc. (A)	6.000	2/15/2025	1,548,997
750,000	Ladder Capital Finance Corp. (A)	4.250	2/1/2027	740,625
750,000	Legacy LifePoint Health LLC (A)	4.375	2/15/2027	736,875
250,000	LifePoint Health, Inc. (A)	5.375	1/15/2029	246,562
1,000,000	Lithia Motors, Inc. (A)	4.375	1/15/2031	1,039,820
1,250,000	LPL Holdings, Inc. (A)	4.000	3/15/2029	1,260,937
500,000	Magnolia Oil Gas (A)	6.000	8/1/2026	518,125
750,000	Mercer International, Inc. (A)	5.125	2/1/2029	777,937
1,000,000	MGIC Investment Corp.	5.250	8/15/2028	1,043,125
250,000	Michaels Stores, Inc. (A)	4.750	10/1/2027	272,250
2,000,000	Midwest Connector Capital Co. LLC (A)	4.625	4/1/2029	2,029,522
500,000	Nationstar Mortgage Holdings, Inc. (A)	6.000	1/15/2027	519,610
250,000	Nationstar Mortgage Holdings, Inc. (A)	5.500	8/15/2028	251,481

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | High Yield Bond Fund

As of March 31, 2021 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 91.8% (Cont.)
$ 500,000	Navient Corp.	7.250	9/25/2023	$542,104
1,500,000	New Residential Investment Corp. (A)	6.250	10/15/2025	1,508,437
1,500,000	Newmark Group, Inc.	6.125	11/15/2023	1,649,254
250,000	NRG Energy, Inc. (A)	3.375	2/15/2029	244,531
250,000	NRG Energy, Inc. (A)	3.625	2/15/2031	244,219
1,000,000	NuStar Logistics LP	5.625	4/28/2027	1,047,970
1,000,000	Olin Corp.	5.625	8/1/2029	1,079,830
1,000,000	PBF Holding Co. LLC (A)	9.250	5/15/2025	1,021,100
775,000	PBF Holding Co. LLC	7.250	6/15/2025	632,768
1,000,000	PBF Holding Co. LLC	6.000	2/15/2028	740,625
125,000	PHH Mortgage Corp. (A)	7.875	3/15/2026	128,281
1,500,000	Plastipak Holdings, Inc. (A)	6.250	10/15/2025	1,545,937
1,500,000	Rent-A-Center, Inc. (A)	6.375	2/15/2029	1,593,750
500,000	Scotts Miracle-Gro Co. (A)	4.000	4/1/2031	493,937
1,500,000	SeaWorld Parks & Entertainment, Inc. (A)	9.500	8/1/2025	1,633,050
1,250,000	Service Properties Trust	7.500	9/15/2025	1,421,062
500,000	Service Properties Trust	5.500	12/15/2027	529,019
750,000	Signature Aviation US Holdings, Inc. (A)	5.375	5/1/2026	766,875
500,000	Spirit AeroSystems, Inc. (A)	5.500	1/15/2025	529,375
1,000,000	Standard Industries, Inc. (A)	5.000	2/15/2027	1,044,375
1,500,000	STL Holding Co. LLC (A)	7.500	2/15/2026	1,563,750
1,000,000	Suburban Propane Partners LP	5.875	3/1/2027	1,043,125
1,250,000	Targa Resources Partners LP	5.500	3/1/2030	1,313,675
500,000	TEGNA, Inc. (A)	4.750	3/15/2026	531,250
390,000	Tenet Healthcare Corp. (A)	4.625	9/1/2024	401,579
1,000,000	Tenet Healthcare Corp. (A)	6.250	2/1/2027	1,057,260
1,475,000	Tms International Holding Corp. (A)	7.250	8/15/2025	1,508,187
1,250,000	TriMas Corp. (A)	4.125	4/15/2029	1,251,562
500,000	Trinity Industries, Inc.	4.550	10/1/2024	521,015
500,000	TTM Technologies, Inc. (A)	4.000	3/1/2029	493,750
1,000,000	Twilio, Inc.	3.625	3/15/2029	1,014,830
1,500,000	United Natural Foods, Inc. (A)	6.750	10/15/2028	1,605,000
500,000	Vista Outdoor, Inc. (A)	4.500	3/15/2029	495,665
750,000	Vistra Operations Co. LLC (A)	5.625	2/15/2027	780,630
1,185,000	Vizient, Inc. (A)	6.250	5/15/2027	1,261,800
1,500,000	Waste Pro USA, Inc. (A)	5.500	2/15/2026	1,539,982
500,000	Weekley Finance Corp. (A)	4.875	9/15/2028	513,750
1,750,000	Welbilt, Inc.	9.500	2/15/2024	1,805,781
	TOTAL CORPORATE BONDS (Cost $91,938,543)			95,535,121

	CONVERTIBLE BONDS - 5.1%
	OIL & GAS PRODUCERS - 3.0%
3,775,000	Cheniere Energy, Inc.	4.250	3/15/2045	3,121,842

	SPECIALTY FINANCE - 2.1%
500,000	Arbor Realty Trust, Inc.	4.750	11/1/2022	523,125
1,275,000	MGIC Investment Corp. (A)	9.000	4/1/2063	1,718,063
				2,241,188

	TOTAL CONVERTIBLE BONDS (Cost $4,833,154)			5,363,030

Shares
	PREFERRED STOCK - 0.5%
	INDUSTRIAL SUPPORT SERVICES - 0.5%
17,500	WESCO International, Inc., 0.625% (Cost $463,058)			538,650

	MONEY MARKET FUND - 4.2%
4,381,526	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.01% (C) (Cost $4,381,526)			4,381,526

	TOTAL INVESTMENTS - 101.6% (Cost $101,616,281)			$105,818,327
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (1.6) %			(1,655,725)
	NET ASSETS - 100.0%			$104,162,602

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | High Yield Bond Fund

As of March 31, 2021 (Unaudited) (Continued)

LIBOR - London Interbank Offered Rate. The 3 month U.S. LIBOR rate as of March 31, 2021 is 0.19%.

LLC - Limited Liability Company.

LP - Limited Partnership.

(A) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities had a fair value of $69,270,090 and represent 66.5% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(B) Variable rate security; the interest rate shown reflects the effective rate at March 31, 2021.

(C) Variable rate security; the rate shown represents the yield at March 31, 2021.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Israel Common Values Fund

As of March 31, 2021 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 97.2%
	AEROSPACE & DEFENSE - 2.8%
17,601	Elbit Systems Ltd.	$2,516,943

	APPAREL & TEXTILE PRODUCTS - 3.4%
24,063	Delta Galil Industries Ltd.	596,109
21,392	Fox Wizel Ltd.	2,443,462
		3,039,571

	AUTOMOTIVE - 0.3%
4,461	Electreon Wireless Ltd. *	290,827

	BANKING - 15.8%
99,500	Bank Hapoalim BM (ADR) *	3,703,390
589,000	Bank Leumi Le-Israel BM	3,885,807
58,300	First International Bank Of Israel Ltd.	1,628,176
532,000	Israel Discount Bank Ltd.	2,215,935
105,000	Mizrahi Tefahot Bank Ltd.	2,743,785
		14,177,093

	BIOTECH & PHARMA - 1.3%
39,000	Compugen Ltd. *	335,010
450,000	Enlight Renewable Energy Ltd. *	844,754
		1,179,764

	CHEMICALS - 1.9%
287,902	ICL Group Ltd.	1,672,711

	CONSTRUCTION MATERIALS - 1.0%
178,000	Inrom Construction Industries Ltd.	881,273

	ELECTRIC UTILITIES - 1.9%
21,900	Ormat Technologies, Inc.	1,719,835

	FOOD - 1.5%
50,500	Strauss Group Ltd.	1,362,941

	HEALTH CARE FACILITIES & SERVICES - 3.9%
12,769	Danel Adir Yeoshua Ltd.	2,098,746
1,575,013	Novolog Ltd.	1,412,208
		3,510,954

	HOME & OFFICE PRODUCTS - 2.4%
116,585	Maytronics Ltd.	2,121,793

	INSTITUTIONAL FINANCIAL SERVICES - 2.9%
415,685	Tel Aviv Stock Exchange Ltd.	2,575,360

	INSURANCE - 5.3%
184,000	Harel Insurance Investments & Financial Services Ltd.	1,861,133
1,230,000	Migdal Insurance & Financial Holding Ltd. *	1,431,133
167,400	Phoenix Holdings Ltd. *	1,471,345
		4,763,611

	INTERNET MEDIA & SERVICES - 0.2%
800	Fiverr International Ltd. *	173,744

	LEISURE FACILITIES & SERVICES - 1.1%
9,000	Fattal Holdings 1998 Ltd. *	975,380

	MEDICAL EQUIPMENT & DEVICES - 0.7%
4,700	Novocure Ltd. *	621,246

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Israel Common Values Fund

As of March 31, 2021 (Unaudited) (Continued)

Shares		Fair Value

	OIL & GAS PRODUCERS - 4.4%
62,968	Energean Oil & Gas PLC *	$738,281
5,600	Israel Corp. Ltd. *	1,314,901
1,995,000	Oil Refineries Ltd. *	464,246
7,000	Paz Oil Co. Ltd.	644,016
1,912,500	Ratio Oil Exploration 1992 LP *	771,377
		3,932,821

	REAL ESTATE OWNERS & DEVELOPERS - 11.0%
105,000	Alony Hetz Properties & Investments Ltd.	1,351,426
176,000	Amot Investments Ltd.	942,622
31,000	Azrieli Group Ltd.	1,915,944
160,000	Bayside Land Corp. Ltd.	1,278,196
40,000	Elco Ltd.	1,962,395
16,380	Melisron Ltd.	915,076
593,430	Mivne Real Estate KD Ltd.	1,461,375
		9,827,034

	RENEWABLE ENERGY - 1.9%
216,360	Energix-Renewable Energies Ltd.	820,749
3,100	SolarEdge Technologies, Inc. *	891,064
		1,711,813

	RETAIL - CONSUMER STAPLES - 4.1%
20,200	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,315,087
210,000	Shufersal Ltd.	1,730,530
27,315	Victory Supermarket Chain Ltd.	671,182
		3,716,799

	SEMICONDUCTORS - 7.0%
10,000	CEVA, Inc. *	561,500
40,000	Nova Measuring Instruments Ltd. *	3,640,400
74,423	Tower Semiconductor Ltd. *	2,086,821
		6,288,721

	SOFTWARE - 16.0%
21,500	Cognyte Software Ltd. *	597,915
16,100	CyberArk Software Ltd. *	2,082,374
33,435	Hilan Ltd.	1,586,175
22,900	Nice Ltd. (ADR) *	4,991,513
6,000	One Software Technologies Ltd.	783,039
45,300	Sapiens International Corp. NV	1,440,087
34,200	Varonis Systems, Inc. *	1,755,828
25,000	Verint Systems, Inc. *	1,137,250
		14,374,181

	TECHNOLOGY HARDWARE - 1.1%
17,800	AudioCodes Ltd.	480,244
4,900	Kornit Digital Ltd. *	485,688
		965,932

	TECHNOLOGY SERVICES - 2.8%
78,783	Magic Software Enterprises Ltd.	1,198,289
56,210	Matrix IT Ltd.	1,348,824
		2,547,113

	WHOLESALE - DISCRETIONARY - 2.5%
21,092	Tadiran Holdings Ltd.	2,220,710

	TOTAL COMMON STOCK (Cost $49,758,658)	87,168,170

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Israel Common Values Fund

As of March 31, 2021 (Unaudited) (Continued)

Shares		Fair Value

	REITs - 1.3%
259,000	Reit 1 Ltd. * (Cost $1,256,747)	$1,199,973

	MONEY MARKET FUND - 1.7%
1,539,419	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.01% (A) (Cost $1,539,419)	1,539,419

	TOTAL INVESTMENTS - 100.2% (Cost $52,554,824)	$89,907,562

	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.2) %	(220,034)

	NET ASSETS - 100.0%	$89,687,528

 * Non-income producing securities.

 ADR - American Depositary Receipt.

 LP - Limited Partnership.

 PLC - Public Limited Co.

 REITs - Real Estate Investment Trusts.

 (A) Variable rate security; the rate shown represents the yield at March 31, 2021.

Diversification of Assets
Country	% of Net Assets
Israel	91.2%
United States	5.8%
United Kingdom	0.8%
Jersey	0.7%
Total	98.5%
Money Market Fund	1.7%
Other Assets Less Liabilities - Net	(0.2)%
Grand Total	100.0%

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Defensive Strategies Fund

As of March 31, 2021 (Unaudited)

Shares		Fair Value

	COMMON STOCK & RIGHTS - 19.1%
	AUTOMOTIVE - 0.1%
2,400	NGK Insulators Ltd.	$43,960

	CHEMICALS - 2.5%
4,626	CF Industries Holdings, Inc.	209,928
5,671	Corteva, Inc.	264,382
1,179	FMC Corp.	130,409
3,251	K+S AG	32,371
5,214	Mosaic Co.	164,815
3,777	Nutrien Ltd	203,543
1,463	Sasol Ltd. (ADR) *	21,199
1,807	Sociedad Quimica Y Minera de Chile, SA (ADR)	95,897
337	Sociedad Quimica Y Minera de Chile, SA - Rights *	1,044
		1,123,588

	CONSTRUCTION MATERIALS - 0.2%
2,400	AGC, Inc.	100,561

	DIVERSIFIED INDUSTRIALS - 0.2%
1,088	Pentair PLC	67,804

	ENGINEERING & CONSTRUCTION - 0.0% **
146	Technip Energies NV *	2,222
262	Technip Energies NV (ADR) *	3,922
		6,144

	FOOD - 1.0%
356	Beyond Meat, Inc. *	46,323
5,133	BRF SA (ADR) *	23,047
545	Cal-Maine Foods, Inc. *	20,939
948	Darling Ingredients, Inc. *	69,754
743	Fresh Del Monte Produce, Inc.	21,272
815	Ingredion, Inc.	73,285
1,100	Maple Leaf Foods, Inc.	25,075
800	Maruha Nichiro Corp.	19,005
200	Megmilk Snow Brand Co. Ltd.	4,071
600	Morinaga Milk Industry Co. Ltd.	31,602
4,700	Nippon Suisan Kaisha Ltd.	22,628
1,279	Pilgrim’s Pride Corp. *	30,427
255	Sanderson Farms, Inc.	39,724
		427,152

	FORESTRY, PAPER & WOOD PRODUCTS - 0.0% **
900	Sumitomo Forestry Co. Ltd.	19,433

	GAS & WATER UTILITIES - 0.7%
7	American States Water Co.	529
433	American Water Works Co., Inc.	64,915
437	California Water Service Group	24,621
5,672	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	41,576
188	Essential Utilities, Inc.	8,413
1,154	Severn Trent PLC	36,716
1,944	United Utilities Group PLC	24,831
4,839	Veolia Environnement SA	124,324
		325,925

	HEALTH CARE FACILITIES & SERVICES - 0.7%
48,754	Brookdale Senior Living, Inc. *	294,962

	MACHINERY - 1.2%
779	AGCO Corp.	111,903
4,046	CNH Industrial NV *	63,279
560	Deere & Co.	209,518
1,351	Evoqua Water Technologies Corp. *	35,531
4,200	Kubota Corp.	95,764
700	Kurita Water Industries Ltd.	30,059
		546,054

	METALS & MINING - 4.3%
139	Agnico Eagle Mines Ltd.	8,036
2,243	Anglo American PLC	87,966
2,708	AngloGold Ashanti Ltd. (ADR)	59,495
1,391	Antofagasta PLC	32,434
17,892	B2Gold Corp.	77,115

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Defensive Strategies Fund

As of March 31, 2021 (Unaudited) (Continued)

Shares		Fair Value

	METALS & MINING - 4.3% (Continued)
1,093	BHP Group Ltd. (ADR)	$75,843
234	BHP Group PLC (ADR)	13,539
2,352	Cameco Corp.	39,067
3,247	Cia De Minas Buenaventura (ADR) *	32,567
964	Cleveland-Cliffs, Inc.	19,386
413	Compass Minerals International, Inc.	25,903
137	First Majestic Silver Corp. *	2,134
5,800	First Quantum Minerals Ltd.	110,522
3,890	Freeport-McMoRan, Inc. *	128,098
5,127	Gold Fields Ltd. (ADR)	48,655
1,412	KAZ Minerals PLC	16,890
6,656	Kinross Gold Corp.	44,396
2,402	Kirkland Lake Gold Ltd.	81,108
3,123	Livent Corp. *	54,090
300	Lundin Mining Corp.	3,086
3,539	MMC Norilsk Nickel PJSC (ADR)	110,346
2,008	Newmont Corp.	121,022
525	Pan American Silver Corp.	15,766
1,666	Rio Tinto PLC (ADR)	129,365
502	Royal Gold, Inc.	54,025
915	Southern Copper Corp.	62,101
835	SSR Mining, Inc.	11,924
1,900	Sumitomo Metal Mining Co. Ltd.	82,173
2,943	Teck Resources Ltd.	56,362
10,528	Vale SA (ADR)	182,977
1,249	Vedanta Ltd. (ADR)	15,700
2,043	Wheaton Precious Metals Corp.	78,063
8,737	Yamana Gold, Inc.	37,919
		1,918,073

	OIL & GAS PRODUCERS - 4.2%
2,495	APA Corp.	44,661
4,200	ARC Resources Ltd	25,798
3,554	Cabot Oil & Gas Corp.	66,744
5,831	Canadian Natural Resources Ltd.	180,003
5,990	Cenovus Energy, Inc.	44,990
3,940	ConocoPhillips	208,702
2,893	Continental Resources, Inc. *	74,842
475	Devon Energy Corp.	10,379
1,026	Ecopetrol SA (ADR)	13,153
819	Eni SpA (ADR)	20,237
2,336	EOG Resources, Inc.	169,430
127	EQT Corp. *	2,360
463	Hess Corp.	32,762
20,700	Inpex Corp.	141,622
2,222	Lukoil PJSC (ADR)	179,671
6,109	Marathon Oil Corp.	65,244
711	Murphy Oil Corp.	11,667
306	Novatek OJSC (GDR)	60,435
3,169	Occidental Petroleum Corp.	84,359
2,800	Parex Resources, Inc. *	49,925
1,556	PDC Energy, Inc. *	53,526
3,018	Petroleo Brasileiro SA (ADR)	25,593
927	Pioneer Natural Resources Co.	147,226
8,242	Rosneft Oil Company (GDR)	62,326
4,500	Suncor Energy, Inc.	94,056
1,500	Tourmaline Oil Corp.	28,548
504	YPF SA (ADR) *	2,071
		1,900,330

	OIL & GAS SERVICES & EQUIPMENT - 1.0%
2,582	Baker Hughes, Inc.	55,797
2,561	ChampionX Corp. *	55,651
4,810	Halliburton Co.	103,223
3,172	Helmerich & Payne, Inc.	85,517
409	NOV, Inc.	5,611
4,683	Schlumberger Ltd.	127,331
733	TechnipFMC PLC (France)	5,612
1,311	TechnipFMC PLC	10,121
		448,863

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Defensive Strategies Fund

As of March 31, 2021 (Unaudited) (Continued)

Shares		Fair Value

	RENEWABLE ENERGY- 0.9%
1,878	Ballard Power Systems, Inc. *	$45,710
1,074	Canadian Solar, Inc. *	53,303
278	Enphase Energy, Inc. *	45,080
438	First Solar, Inc. *	38,237
1,300	GS Yuasa Corp.	35,294
2,163	Plug Power, Inc. *	77,522
476	Renewable Energy Group, Inc. *	31,435
183	SolarEdge Technologies, Inc. *	52,601
259	Varta AG *	38,202
		417,384

	STEEL - 1.6%
365	Allegheny Technologies, Inc. *	7,687
1,575	ArcelorMittal (ADR) *	45,943
2,371	Commercial Metals Co.	73,122
12,317	Gerdau SA (ADR)	65,773
2,300	Hitachi Metals Ltd.	37,924
3,900	JFE Holdings, Inc.	48,106
3,100	Kobe Steel Ltd. *	20,985
6,400	Nippon Steel & Sumitomo Metal Corp.	109,263
2,633	Steel Dynamics, Inc.	133,651
3,529	Tenaris SA (ADR)	80,073
841	Ternium SA (ADR) *	32,664
2,893	United States Steel Corp.	75,710
		730,901

	TELECOMMUNICATIONS - 0.3%
7,020	Switch, Inc.	114,145

	WHOLESALE - CONSUMER STAPLES - 0.2%
1,360	Bunge Ltd.	107,807

	TOTAL COMMON STOCK & RIGHTS (Cost $6,262,396)	8,593,086

	EXCHANGE TRADED FUND - 1.2%
25,000	Invesco DB US Dollar Index Bearish Fund * (Cost - $542,187)	523,500

	REITs - 20.0%
14,000	Alexander & Baldwin, Inc.	235,060
6,000	American Assets Trust, Inc.	194,640
4,000	American Campus Communities, Inc.	172,680
12,000	American Homes 4 Rent	400,080
1,350	American Tower Corp.	322,731
9,000	Americold Realty Trust	346,230
1,200	AvalonBay Communities, Inc.	221,412
2,200	Boston Properties, Inc.	222,772
4,000	Camden Property Trust	439,640
8,000	Cousins Properties, Inc.	282,800
3,750	Crown Castle International Corp.	645,487
4,786	CTO Realty Growth, Inc.	248,920
1,500	Digital Realty Trust, Inc.	211,260
820	Equinix, Inc.	557,264
800	Essex Property Trust, Inc.	217,472
9,000	Getty Realty Corp.	254,880
6,000	Healthcare Realty Trust, Inc.	181,920
12,000	Invitation Homes, Inc.	383,880
4,000	Life Storage, Inc.	343,800
14,000	Plymouth Industrial REIT, Inc.	235,900
998	PotlatchDeltic Corp.	52,814
6,600	Prologis, Inc.	699,600
3,700	QTS Realty Trust, Inc.	229,548
690	Rayonier, Inc.	22,252
4,500	Rexford Industrial Realty, Inc.	226,800
2,150	SBA Communications Corp.	596,733
1,800	Sun Communities, Inc.	270,072
6,000	Ventas, Inc.	320,040
5,000	Welltower, Inc.	358,150
1,726	Weyerhaeuser Co.	61,446
	TOTAL REITS (Cost $8,070,507)	8,956,283

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Defensive Strategies Fund

As of March 31, 2021 (Unaudited) (Continued)

Principal		Coupon Rate %	Maturity	Fair Value

	TREASURY INFLATION PROTECTED SECURITIES (TIPS) - 28.0%
$ 623,585	TIPS	0.125	4/15/2021	$624,854
1,177,782	TIPS	0.125	4/15/2022	1,211,540
1,093,053	TIPS	0.625	1/15/2024	1,185,056
971,411	TIPS	2.375	1/15/2025	1,138,205
850,071	TIPS	2.000	1/15/2026	1,004,697
1,044,174	TIPS	2.375	1/15/2027	1,278,228
1,211,161	TIPS	1.750	1/15/2028	1,456,163
986,872	TIPS	2.500	1/15/2029	1,262,319
1,248,332	TIPS	0.875	1/15/2029	1,431,037
432,090	TIPS	0.125	1/15/2031	465,069
1,051,151	TIPS	2.125	2/15/2041	1,517,001
	TOTAL TREASURY INFLATION PROTECTED SECURITIES (TIPS) (Cost $11,809,650)			12,574,169

Ounces
	ALTERNATIVE INVESTMENTS - 23.4%
6,143	Gold Bars * (Cost $7,240,876)			10,488,811

Shares
	MONEY MARKET FUND - 8.2%
3,676,152	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.01% (A) (Cost $3,676,152)			3,676,152

	TOTAL INVESTMENTS - 99.9% (Cost $37,601,768)			$44,812,001
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.1%			31,235
	NET ASSETS - 100.0%			$44,843,236

* Non-income producing securities/investments.

** Less than 0.05%.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

PLC - Public Limited Co.

REITs - Real Estate Investment Trusts.

(A) Variable rate security; the rate shown represents the yield at March 31, 2021.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Strategic Growth Fund

As of March 31, 2021 (Unaudited)

Shares		Fair Value

	EXCHANGE TRADED FUNDS (A) - 59.3%
154,933	Timothy Plan High Dividend Stock ETF	$4,485,310
319,361	Timothy Plan International ETF	8,882,962
208,369	Timothy Plan US Large/Mid Cap Core ETF	6,858,070
93,831	Timothy Plan US Small Cap Core ETF	3,049,311
	TOTAL EXCHANGE TRADED FUNDS (Cost $18,845,560)	23,275,653

	MUTUAL FUNDS - 39.1% (B)
214,752	Timothy Plan Defensive Strategies Fund *	2,763,861
735,368	Timothy Plan Fixed Income Fund	7,677,238
223,352	Timothy Plan High Yield Bond Fund	2,186,615
220,940	Timothy Plan International Fund *	2,741,864
	TOTAL MUTUAL FUNDS (Cost $14,066,204)	15,369,578

	MONEY MARKET FUND - 1.7%
687,425	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.01% (C) (Cost $687,425)	687,425

	TOTAL INVESTMENTS - 100.1% (Cost $33,599,189)	$39,332,656
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.1) %	(34,513)
	NET ASSETS - 100.0%	$39,298,143

* Non-income producing securities.

ETF - Exchange Traded Fund.

(A) Affiliated Funds.

(B) Affiliated Funds - Class A.

(C) Variable rate security; the rate shown represents the yield at March 31, 2021.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Conservative Growth Fund

As of March 31, 2021 (Unaudited)

Shares		Fair Value

	EXCHANGE TRADED FUNDS (A) - 41.6%
143,562	Timothy Plan High Dividend Stock ETF	$4,156,120
252,144	Timothy Plan International ETF	7,013,335
222,521	Timothy Plan US Large/Mid Cap Core ETF	7,323,856
86,923	Timothy Plan US Small Cap Core ETF	2,824,815
	TOTAL EXCHANGE FUNDS (Cost $16,911,610)	21,318,126

	MUTUAL FUNDS - 54.3% (B)
238,673	Timothy Plan Defensive Strategies Fund *	3,071,728
1,883,210	Timothy Plan Fixed Income Fund	19,660,713
289,612	Timothy Plan High Yield Bond Fund	2,835,302
184,143	Timothy Plan International Fund *	2,285,209
	TOTAL MUTUAL FUNDS (Cost $26,457,185)	27,852,952

	MONEY MARKET FUND - 4.1%
2,104,748	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.01% (C) (Cost $2,104,748)	2,104,748

	TOTAL INVESTMENTS - 100.0% (Cost $45,473,543)	$51,275,826
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.0%	(5,416)
	NET ASSETS - 100.0%	$51,270,410

* Non-income producing securities.

ETF - Exchange Traded Fund.

(A) Affiliated Funds.

(B) Affiliated Funds - Class A.

(C) Variable rate security; the rate shown represents the yield at March 31, 2021.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Growth & Income Fund

As of March 31, 2021 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS & NOTES - 32.5%
	CORPORATE BONDS - 17.8%
$ 160,000	ABB Finance USA, Inc.	2.875	5/8/2022	$164,502
160,000	American Electric Power Company, Inc.	3.200	11/13/2027	172,440
160,000	Aptiv Corp.	4.150	3/15/2024	174,479
160,000	Canadian Pacific RR Co.	2.900	2/1/2025	169,872
160,000	CBOE Holdings, Inc.	3.650	1/12/2027	175,943
160,000	CSX Corp.	3.250	6/1/2027	173,898
80,000	Digital Realty Trust LP	3.700	8/15/2027	88,145
80,000	Dollar General Corp.	4.125	5/1/2028	89,558
120,000	Eaton Corp.	2.750	11/2/2022	124,498
120,000	European Investment Bank	2.375	6/15/2022	123,129
120,000	Healthpeak Properties, Inc.	3.500	7/15/2029	128,552
120,000	Kreditanstalt fuer Wiederaufbau	2.125	6/15/2022	122,796
130,000	LYB International Finance BV	4.000	7/15/2023	139,764
120,000	National Rural Utilities Cooperative Finance Corp.	2.950	2/7/2024	127,045
240,000	NiSource Finance Corp.	3.490	5/15/2027	260,289
160,000	Nutrien Ltd.	4.000	12/15/2026	179,241
160,000	Phillips 66 Partners LP	3.605	2/15/2025	171,120
120,000	Province of Ontario Canada	2.500	4/27/2026	127,876
120,000	Province of Quebec Canada	2.375	1/31/2022	122,119
110,000	Sunoco Logistics Partners LP	4.250	4/1/2024	119,160
190,000	Ventas Capital Corp.	3.250	8/15/2022	195,589
97,000	WEC Energy Group, Inc.	3.550	6/15/2025	105,138
	TOTAL CORPORATE BONDS (Cost $3,073,028)			3,255,153

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 14.7%
	GOVERNMENT MORTGAGE-BACKED SECURITIES - 8.5%
62,105	GNMA Pool G2 BN2662	3.000	10/20/2049	64,796
90,240	GNMA Pool G2 MA3376	3.500	1/20/2046	96,501
69,706	GNMA Pool G2 MA3596	3.000	4/20/2046	73,608
60,549	GNMA Pool G2 MA3663	3.500	5/20/2046	65,052
79,516	GNMA Pool G2 MA3736	3.500	6/20/2046	84,919
26,056	GNMA Pool G2 MA4509	3.000	6/20/2047	27,599
80,999	GNMA Pool G2 MA4652	3.500	8/20/2047	86,257
78,283	GNMA Pool G2 MA4719	3.500	9/20/2047	83,196
72,566	GNMA Pool G2 MA6092	4.500	8/20/2049	78,513
58,731	GNMA Pool G2 MA6156	4.500	9/20/2049	63,630
62,561	GNMA Pool G2 MA6221	4.500	10/20/2049	67,714
77,436	GNMA Pool G2 MA6338	3.000	12/20/2049	80,682
61,874	GNMA Pool G2 MA6476	4.000	2/20/2050	66,187
55,435	GNMA Pool G2 MA6478	5.000	2/20/2050	60,853
73,846	GNMA Pool G2 MA6544	4.500	3/20/2050	79,879
47,645	GNMA Pool G2 MA6545	5.000	3/20/2050	52,145
57,740	GNMA Pool G2 MA6600	3.500	4/20/2050	60,981
56,172	GNMA Pool G2 MA6601	4.000	4/20/2050	59,969
82,236	GNMA Pool G2 MA6603	5.000	4/20/2050	89,997
58,571	GNMA Pool G2 MA6865	2.500	9/20/2050	60,432
72,421	GNMA Pool G2 MA6932	3.000	10/20/2050	75,592
70,000	GNMA Pool G2 MA7255	2.500	3/20/2051	72,253
4,498	GNMA Pool GN 723248	5.000	10/15/2039	5,236
	TOTAL GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost $1,525,742)			1,555,991

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Growth & Income Fund

As of March 31, 2021 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value
	GOVERNMENT NOTES, BONDS & AGENCIES - 6.2%
$ 195,000	United States Treasury Note	0.125	1/15/2024	$193,994
360,000	United States Treasury Note	0.375	12/31/2025	351,408
275,000	United States Treasury Note	1.500	2/15/2030	271,434
80,000	United States Treasury Note	4.500	2/15/2036	105,700
130,000	United States Treasury Note	3.000	2/15/2049	145,636
100,000	United States Treasury Note	1.375	8/15/2050	77,719
	TOTAL GOVERNMENT NOTES, BONDS & AGENCIES (Cost $1,187,565)			1,145,891

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $2,713,307)			2,701,882

	TOTAL BONDS & NOTES (Cost $5,786,335)			5,957,035

Shares
	EXCHANGE TRADED FUND (A) - 66.7%
422,000	Timothy Plan High Dividend Stock ETF (Cost $10,365,701)			12,216,900

	MONEY MARKET FUND - 1.5%
270,265	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.01% (B)			270,265
	(Cost $270,265)

	TOTAL INVESTMENTS - 100.7% (Cost $16,422,301)			$18,444,200
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.7) %			(135,654)
	NET ASSETS - 100.0%			$18,308,546

ETF - Exchange Traded Fund.

GNMA - Government National Mortgage Association.

LP - Limited Partnership.

(A) Affiliated Fund.

(B) Variable rate security; the rate shown represents the yield at March 31, 2021.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds

Statements of Assets and Liabilities (Unaudited)

March 31, 2021

	Aggressive Growth Fund	International Fund	Large/Mid Cap Growth Fund	Small Cap Value Fund	Large/Mid Cap Value Fund	Fixed Income Fund
ASSETS:
Investments, at cost	$30,456,952	$77,106,911	$60,356,504	$111,557,694	$123,020,432	$120,208,333
Investments in affiliates, at cost	-	-	18,061,200	14,834,080	46,064,400	-

Investments, at value	$44,495,244	$111,432,229	$92,599,372	$140,954,008	$166,674,493	$122,639,754
Investments in affiliates, at value	-	-	23,697,432	18,848,782	56,914,052	-
Cash	2,166	-	6,894	-	-	-
Dividends and interest receivable	8,578	222,656	40,031	99,887	33,973	548,620
Receivable for fund shares sold	19,584	61,718	96,395	90,270	165,767	41,497
Receivable for securities sold	-	316,559	1,247,208	3,822,192	-	-
Receivable for foreign tax reclaims	-	149,942	-	-	-	-
Prepaid expenses and other assets	33,358	42,244	46,281	41,758	45,783	38,967

Total Assets	44,558,930	112,225,348	117,733,613	163,856,897	223,834,068	123,268,838

LIABILITIES:
Payable for securities purchased	-	759,075	2,112,033	1,247,327	-	3,010,834
Payable for fund shares redeemed	2,001	79,111	28,686	30,902	92,850	178,595
Payable to service providers	7,237	17,928	54,688	9,797	17,555	190,493
Accrued advisory fees	27,426	87,938	76,307	102,245	139,485	42,419
Accrued 12b-1 fees	9,011	13,331	24,812	27,676	42,207	27,053
Accrued expenses and other liabilities	17,160	40,464	17,132	67,331	22,942	19,149

Total Liabilities	62,835	997,847	2,313,658	1,485,278	315,039	3,468,543

Net Assets	$44,496,095	$111,227,501	$115,419,955	$162,371,619	$223,519,029	$119,800,295

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$29,191,134	$77,506,688	$72,412,483	$124,894,120	$161,757,204	$118,802,761
Accumulated earnings	15,304,961	33,720,813	43,007,472	37,477,499	61,761,825	997,534

Net Assets	$44,496,095	$111,227,501	$115,419,955	$162,371,619	$223,519,029	$119,800,295

Class A
Net Assets	$33,398,188	$55,260,579	$83,308,487	$104,566,130	$150,490,925	$92,214,511
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,902,991	4,452,249	7,313,573	5,009,995	7,300,532	8,829,274
Net Asset Value, offering price and redemption price per share	$11.50	$12.41	$11.39	$20.87	$20.61	$10.44

Offering Price Per Share (NAV / 0.945) *(NAV / 0.955)	$12.17	$13.13	$12.05	$22.08	$21.81	$10.93	*

Class C
Net Assets	$2,518,963	$2,187,214	$9,556,800	$6,878,114	$14,396,758	$9,654,166
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	279,126	182,517	1,076,357	494,899	933,039	960,611
Net Asset Value, offering price and redemption price per share	$9.02	$11.98	$8.88	$13.90	$15.43	$10.05

Minimum Redemption Price Per Share (NAV * 0.99)	$8.93	$11.86	$8.79	$13.76	$15.28	$9.95

Class I
Net Assets	$8,578,944	$53,779,708	$22,554,668	$50,927,375	$58,631,346	$17,931,618
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	728,409	4,320,938	1,933,706	2,399,994	2,814,197	1,732,402
Net Asset Value, offering price and redemption price per share	$11.78	$12.45	$11.66	$21.22	$20.83	$10.35

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds

Statements of Assets and Liabilities (Unaudited) (Continued)

March 31, 2021

	High Yield Bond Fund		Israel Common Values Fund	Defensive Strategies Fund	Strategic Growth Fund	Conservative Growth Fund	Growth & Income Fund
ASSETS:
Investments, at cost	$101,616,281		$52,554,824	$30,360,892	$687,425	$2,104,748	$6,056,600
Investments in affiliates, at cost	-		-	-	32,911,764	43,368,795	10,365,701

Investments, at value	$105,818,327		$89,907,562	$34,323,190	$687,425	$2,104,748	$6,227,300
Investments in affiliates, at value	-		-	-	38,645,231	49,171,078	12,216,900
Gold Investments, at fair value (Cost $7,240,876)	-		-	10,488,811	-	-	-
Foreign Cash
Canadian Dollar (CAD)(Cost $412)	-		-	412	-	-	-
Euro (EUR)(Cost $86)	-		-	83	-	-	-
Great British Pound (GBP)(Cost $127)	-		-	125	-	-	-
Japanese Yen (JPY)(Cost $172)	-		-	172	-	-	-
Israel Shekel (ILS)(Cost $8,085)	-		8,091	-	-	-	-
Dividends and interest receivable	1,300,162		139,556	80,789	6	18	34,907
Receivable for fund shares sold	396,390		35,518	18,321	32,014	66,895	4,446
Receivable for securities sold	242,962		22,182	-	-	-	-
Receivable for foreign tax reclaims	-		-	1,054	-	-	-
Prepaid expenses and other assets	81,492		28,536	19,388	16,488	31,002	12,743

Total Assets	107,839,333		90,141,445	44,932,345	39,381,164	51,373,741	18,496,296

LIABILITIES:
Payable for securities purchased	3,307,812		108,869	-	-	-	147,956
Payable for fund shares redeemed	18,207		117,274	1,208	1,349	10,239	1,820
Payable to service providers	282,162		78,162	39,626	39,770	40,561	5,810
Accrued advisory fees	47,507		75,598	20,442	18,023	26,232	7,521
Accrued 12b-1 fees	13,045		18,756	6,527	1,269	3,222	4,525
Accrued expenses and other liabilities	7,998		55,258	21,306	22,610	23,077	20,118

Total Liabilities	3,676,731		453,917	89,109	83,021	103,331	187,750

Net Assets	$104,162,602		$89,687,528	$44,843,236	$39,298,143	$51,270,410	$18,308,546

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$100,722,401		$55,809,198	$39,250,994	$33,323,388	$45,220,810	$16,799,147
Accumulated earnings	3,440,201		33,878,330	5,592,242	5,974,755	6,049,600	1,509,399

Net Assets	$104,162,602		$89,687,528	$44,843,236	$39,298,143	$51,270,410	$18,308,546

Class A
Net Assets	$52,550,656		$46,471,904	$34,444,389	$36,462,291	$45,650,281	$13,977,789
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,370,244		2,179,715	2,675,385	3,431,003	3,994,741	1,199,714
Net Asset Value, offering price and redemption price per share	$9.79		$21.32	$12.87	$10.63	$11.43	$11.65

Offering Price Per Share (NAV / 0.945) *(NAV / 0.955)	$10.25	*	$22.56	$13.62	$11.25	$12.10	$12.33

Class C
Net Assets	$2,765,836		$10,499,849	$2,462,061	$2,835,852	$5,620,129	$1,859,773
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	278,085		520,174	202,283	305,555	555,156	165,779
Net Asset Value, offering price and redemption price per share	$9.95		$20.19	$12.17	$9.28	$10.12	$11.22

Minimum Redemption Price Per Share (NAV * 0.99)	$9.85		$19.99	$12.05	$9.19	$10.02	$11.11

Class I
Net Assets	$48,846,110		$32,715,775	$7,936,786	$-	$-	$2,470,984
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,991,207		1,520,828	616,178	-	-	210,544
Net Asset Value, offering price and redemption price per share	$9.79		$21.51	$12.88	$-	$-	$11.74

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds

Statements of Operations (Unaudited)

For the Six Months Ended March 31, 2021

	Aggressive Growth Fund	International Fund	Large/Mid Cap Growth Fund	Small Cap Value Fund	Large/Mid Cap Value Fund	Fixed Income Fund
Investment Income:
Interest income	$68	$105	$97	$107	$196	$872,738
Dividend Income	55,295	765,646	411,658	1,241,691	965,718	-
Dividend income from affiliated investments	-	-	84,123	109,396	386,716	-
Foreign tax withheld	-	(119,254)	(2,897)	-	-	-

Total Investment Income	55,363	646,497	492,981	1,351,194	1,352,630	872,738

Operating Expenses:
Investment advisory fees	171,706	501,435	469,886	598,034	872,287	355,385
12b-1 Fees:
Class A	40,069	65,862	97,150	113,353	175,966	116,018
Class C	12,643	11,311	45,474	32,149	72,570	46,747
Administration fees	47,684	92,820	145,600	78,600	139,200	291,200
Printing expenses	14,924	29,120	25,480	50,960	31,334	21,840
Registration fees	13,468	19,110	19,110	22,750	24,570	20,020
Audit fees	6,552	6,552	6,734	7,098	6,552	6,552
Non 12b-1 shareholder service fees	4,550	18,200	17,472	33,306	18,200	48,412
Trustees’ fees	4,550	7,098	3,640	4,550	6,006	3,822
Compliance officer fees	2,366	5,824	5,824	9,828	12,376	6,552
Custody fees	2,184	8,190	7,098	14,378	14,924	9,464
Insurance expenses	182	364	364	364	364	910
Miscellaneous expenses	3,276	3,276	3,276	8,396	14,560	2,548

Total Operating Expenses	324,154	769,162	847,108	973,766	1,388,909	929,470
Less: Expenses waived by Advisor	(20,201)	(21,042)	(23,212)	(59,847)	(86,468)	(112,848)

Net Operating Expenses	303,953	748,120	823,896	913,919	1,302,441	816,622

Net Investment Income (Loss)	(248,590)	(101,623)	(330,915)	437,275	50,189	56,116

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	1,809,902	3,639,551	5,952,823	10,043,503	13,065,221	195,691
and foreign currency transactions	-	95	49	-	-	-
Net change in unrealized appreciation (depreciation) on investments	6,175,075	18,440,458	8,461,134	36,461,066	16,641,371	(3,494,467)
affiliated investments	-	-	4,390,776	6,518,388	11,158,128	-
and foreign currency translations	-	(3)	-	-	-	-

Net Realized and Unrealized Gain (Loss) on Investments	7,984,977	22,080,101	18,804,782	53,022,957	40,864,720	(3,298,776)

Net Increase (Decrease) in Net Assets Resulting From Operations	$7,736,387	$21,978,478	$18,473,867	$53,460,232	$40,914,909	$(3,242,660)

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds

Statements of Operations (Unaudited) (Continued)

For the Six Months Ended March 31, 2021

	High Yield Bond Fund	Israel Common Values Fund	Defensive Strategies Fund	Strategic Growth Fund	Conservative Growth Fund	Growth & Income Fund
Investment Income:
Interest income	$2,606,316	$53	$102,150	$41	$90	$56,704
Dividend Income	23,242	513,430	226,076	-	-	-
Dividend income from affiliated investments	-	-	-	260,582	334,631	134,688
Foreign tax withheld	(34,547)	(126,796)	(6,576)	-	-	-

Total Investment Income	2,595,011	386,687	321,650	260,623	334,721	191,392

Operating Expenses:
Investment advisory fees	269,472	418,315	120,248	122,261	159,705	74,628
12b-1 fees:
Class A	60,328	53,766	38,905	-	-	16,939
Class C	12,787	51,661	12,396	10,354	19,373	9,225
Administration fees	364,000	145,600	78,000	72,800	81,900	36,400
Non 12b-1 shareholder service fees	30,758	26,390	9,100	1,820	2,730	182
Registration fees	15,470	15,470	11,830	10,010	13,832	13,104
Printing expenses	9,100	25,480	25,740	13,650	14,924	9,282
Audit fees	6,734	6,370	6,552	6,734	7,280	6,552
Custody fees	6,188	42,042	21,476	3,276	4,004	3,276
Compliance officer fees	4,550	5,824	2,912	2,912	3,640	1,456
Trustees’ fees	2,730	4,368	1,638	3,276	1,638	1,274
Miscellaneous expenses	910	1,820	2,184	1,456	1,274	3,276
Insurance expenses	910	910	364	182	364	364

Total Operating Expenses	783,937	798,016	331,345	248,731	310,664	175,958
Less: Expenses waived by Advisor	(22,456)	-	(10,021)	-	-	(30,745)

Net Operating Expenses	761,481	798,016	321,324	248,731	310,664	145,213

Net Investment Income (Loss)	1,833,530	(411,329)	326	11,892	24,057	46,179

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	280,841	1,555,679	573,180	-	-	30,279
foreign currency transactions	-	1,324	(390)	-	-	-
and affiliated investments	-	-	-	282,382	328,696	40,084
Net change in unrealized appreciation (depreciation) on investments	4,414,829	19,103,529	3,953,827	-	-	(187,960)
affiliated investments	-	-	-	5,174,378	4,422,766	2,629,371
alternative investments	-	-	(1,099,618)	-	-	-
and foreign currency translations	-	(25)	(86)	-	-	-

Net Realized and Unrealized Gain on Investments	4,695,670	20,660,507	3,426,913	5,456,760	4,751,462	2,511,774

Net Increase in Net Assets Resulting From Operations	$6,529,200	$20,249,178	$3,427,239	$5,468,652	$4,775,519	$2,557,953

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds

Statements of Changes in Net Assets

	Aggressive Growth Fund		International Fund		Large/Mid Cap Growth Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31, 2021	September 30, 2020	March 31, 2021	September 30, 2020	March 31, 2021	September 30, 2020
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment loss	$(248,590)	$(313,451)	$(101,623)	$(232,277)	$(330,915)	$(401,853)
Net realized gain from investments and foreign currency transactions	1,809,902	2,881,501	3,639,646	1,477,398	5,952,872	1,895,276
Net change in unrealized appreciation (depreciation) on investments, affiliated investments and foreign currency translations	6,175,075	4,488,748	18,440,455	7,128,189	12,851,910	12,093,448

Net increase in net assets resulting from operations	7,736,387	7,056,798	21,978,478	8,373,310	18,473,867	13,586,871

Distributions to Shareholders:
Return of Capital
Class A	-	-	-	(272)	-	-
Class C	-	-	-	-	-	-
Class I	-	-	-	(154)	-	-
Total distributions paid
Class A	(1,759,027)	-	-	(414,996)	(1,333,781)	(2,645,457)
Class C	(179,742)	-	-	-	(201,076)	(411,753)
Class I	(311,960)	-	-	(304,044)	(437,156)	(662,464)

Total dividends and distributions to shareholders	(2,250,729)	-	-	(719,466)	(1,972,013)	(3,719,674)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	5,723,708	10,263,766	6,475,853	15,515,619	9,955,810	16,068,610
Class C	402,796	420,318	173,000	674,959	1,216,130	1,333,528
Class I	6,121,528	2,930,563	17,832,204	19,860,676	9,782,893	18,044,926
Reinvestment of dividends and distributions
Class A	1,710,649	-	-	339,337	1,294,897	2,530,212
Class C	177,642	-	-	-	196,543	392,575
Class I	292,104	-	-	188,255	406,909	626,060
Cost of shares redeemed
Class A	(8,789,793)	(7,336,933)	(11,496,664)	(30,058,546)	(10,540,295)	(19,245,020)
Class C	(613,726)	(1,111,752)	(602,428)	(1,353,244)	(1,329,428)	(2,236,862)
Class I	(2,319,304)	(1,386,692)	(11,089,585)	(14,445,090)	(10,526,442)	(15,036,610)

Net increase in net assets from share transactions of beneficial interest	2,705,604	3,779,270	1,292,380	(9,278,034)	457,017	2,477,419

Total Increase (Decrease) in Net Assets	8,191,262	10,836,068	23,270,858	(1,624,190)	16,958,871	12,344,616

Net Assets:
Beginning of period	36,304,833	25,468,765	87,956,643	89,580,833	98,461,084	86,116,468

End of period	$44,496,095	$36,304,833	$111,227,501	$87,956,643	$115,419,955	$98,461,084

Share Activity:
Shares Sold
Class A	510,305	1,144,605	554,918	1,669,718	918,594	1,824,223
Class C	45,026	61,079	15,438	74,198	144,186	196,651
Class I	527,465	370,655	1,533,079	2,165,480	914,081	2,018,098
Shares Reinvested
Class A	159,724	-	-	35,127	122,045	282,705
Class C	21,098	-	-	-	23,708	55,448
Class I	26,676	-	-	19,488	37,469	68,497
Shares Redeemed
Class A	(822,241)	(860,806)	(1,000,668)	(3,232,658)	(980,186)	(2,231,377)
Class C	(68,048)	(163,949)	(53,612)	(153,554)	(157,743)	(328,373)
Class I	(196,617)	(153,601)	(957,858)	(1,574,142)	(957,062)	(1,728,840)

Net increase (decrease) in shares of beneficial interest outstanding	203,388	397,983	91,297	(996,343)	65,092	157,032

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds

Statements of Changes in Net Assets (Continued)

	Small Cap Value Fund		Large/Mid Cap Value Fund		Fixed Income Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31, 2021	September 30, 2020	March 31, 2021	September 30, 2020	March 31, 2021	September 30, 2020
Operations:	(Unaudited )		(Unaudited )		(Unaudited )
Net investment income	$437,275	$404,327	$50,189	$320,779	$56,116	$1,114,655
Net realized gain (loss) from investments and foreign currency transactions	10,043,503	(3,126,054)	13,065,221	803,689	195,691	719,937
Capital gain dividends from REITs	-	112,588	-	1,535	-	-
Net change in unrealized appreciation (depreciation) on investments, affiliated investments and foreign currency translations	42,979,454	(15,946,373)	27,799,499	5,706,882	(3,494,467)	3,514,629

Net increase (decrease) in net assets resulting from operations	53,460,232	(18,555,512)	40,914,909	6,832,885	(3,242,660)	5,349,221

Distributions to Shareholders:
Total distributions paid
Class A	(145,591)	(3,484,745)	(4,723,162)	(16,241,793)	(621,520)	(1,185,130)
Class C	-	(444,256)	(629,087)	(2,284,461)	(13,134)	(59,229)
Class I	(169,744)	(1,608,471)	(1,718,701)	(5,910,352)	(163,300)	(163,819)

Total dividends and distributions to shareholders	(315,335)	(5,537,472)	(7,070,950)	(24,436,606)	(797,954)	(1,408,178)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	7,005,651	11,772,086	12,330,585	24,478,552	17,071,926	27,874,703
Class C	501,891	1,037,946	797,866	2,089,087	2,089,594	3,457,109
Class I	13,898,648	21,243,639	14,220,443	32,183,968	8,249,740	12,132,019
Reinvestment of dividends and distributions
Class A	139,050	3,340,385	4,496,466	15,085,002	569,951	1,074,093
Class C	-	428,980	603,732	2,150,333	9,876	46,467
Class I	134,488	1,504,962	1,579,911	5,493,549	138,697	140,391
Cost of shares redeemed
Class A	(10,868,551)	(23,672,886)	(20,037,197)	(39,660,804)	(13,696,929)	(26,199,346)
Class C	(1,717,548)	(3,087,087)	(3,351,206)	(4,917,130)	(1,461,621)	(3,029,571)
Class I	(15,134,123)	(18,239,807)	(12,703,329)	(34,084,778)	(3,069,036)	(7,470,668)

Net increase (decrease) in net assets from share transactions of beneficial interest	(6,040,494)	(5,671,782)	(2,062,729)	2,817,779	9,902,198	8,025,197

Total Increase (Decrease) in Net Assets	47,104,403	(29,764,766)	31,781,230	(14,785,942)	5,861,584	11,966,240

Net Assets:
Beginning of period	115,267,216	145,031,982	191,737,799	206,523,741	113,938,711	101,972,471

End of period	$162,371,619	$115,267,216	$223,519,029	$191,737,799	$119,800,295	$113,938,711

Share Activity:
Shares Sold
Class A	379,131	785,701	632,849	1,455,831	1,594,081	2,610,965
Class C	42,072	104,450	54,886	166,081	203,824	340,891
Class I	743,520	1,406,282	720,818	1,875,536	776,413	1,144,700
Shares Reinvested
Class A	8,089	191,647	237,030	859,544	53,781	101,469
Class C	-	36,664	42,427	160,592	982	4,594
Class I	7,698	85,026	82,459	310,020	13,188	13,307
Shares Redeemed
Class A	(610,980)	(1,519,667)	(1,045,989)	(2,392,013)	(1,279,160)	(2,465,061)
Class C	(146,402)	(308,384)	(231,655)	(381,304)	(142,186)	(298,562)
Class I	(812,030)	(1,150,668)	(674,973)	(1,991,566)	(289,133)	(710,241)

Net increase (decrease) in shares of beneficial interest outstanding	(388,902)	(368,949)	(182,148)	62,721	931,790	742,062

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds

Statements of Changes in Net Assets (Continued)

	High Yield Bond Fund		Israel Common Values Fund		Defensive Strategies Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31, 2021	September 30, 2020	March 31, 2021	September 30, 2020	March 31, 2021	September 30, 2020
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income (loss)	$1,833,530	$3,415,148	$(411,329)	$(471,877)	$326	$(39,904)
Net realized gain (loss) from investments and foreign currency transactions	280,841	233,510	1,557,003	(1,142,847)	572,790	(1,948,581)
Capital gain dividends from REITs	-	-	-	-	-	33,316
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	4,414,829	(1,331,098)	19,103,504	(3,276,125)	2,854,123	3,186,489

Net increase (decrease) in net assets resulting from operations	6,529,200	2,317,560	20,249,178	(4,890,849)	3,427,239	1,231,320

Distributions to Shareholders:
Return of Capital
Class A	-	-	-	(9,977)	-	(3,881)
Class C	-	-	-	(2,414)	-	(365)
Class I	-	-	-	(5,833)	-	(565)
Total distributions paid
Class A	(978,540)	(2,035,084)	-	(440,041)	-	(919,259)
Class C	(40,023)	(91,711)	-	(31,435)	-	(75,547)
Class I	(879,152)	(1,241,948)	-	(306,642)	-	(130,298)

Total dividends and distributions to shareholders	(1,897,715)	(3,368,743)	-	(796,342)	-	(1,129,915)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	10,883,367	28,629,454	4,537,267	14,258,338	6,257,069	4,811,338
Class C	760,923	623,382	581,728	2,211,779	168,399	447,075
Class I	19,658,865	24,381,412	6,669,806	15,841,843	4,879,717	3,190,306
Reinvestment of dividends and distributions
Class A	877,423	1,768,156	-	406,728	-	880,163
Class C	38,776	86,725	-	29,270	-	70,252
Class I	651,896	947,104	-	286,984	-	120,968
Cost of shares redeemed
Class A	(7,762,718)	(23,219,760)	(5,284,820)	(24,660,411)	(4,047,902)	(10,161,774)
Class C	(598,434)	(904,620)	(1,655,207)	(2,091,301)	(379,696)	(1,141,669)
Class I	(4,269,590)	(12,770,412)	(5,213,286)	(11,198,744)	(2,715,003)	(1,792,048)

Net increase (decrease) in net assets from share transactions of beneficial interest	20,240,508	19,541,441	(364,512)	(4,915,514)	4,162,584	(3,575,389)

Total Increase (Decrease) in Net Assets	24,871,993	18,490,258	19,884,666	(10,602,705)	7,589,823	(3,473,984)

Net Assets:
Beginning of period	79,290,609	60,800,351	69,802,862	80,405,567	37,253,413	40,727,397

End of period	$104,162,602	$79,290,609	$89,687,528	$69,802,862	$44,843,236	$37,253,413

Share Activity:
Shares Sold
Class A	1,128,598	3,115,231	223,073	864,480	491,785	422,649
Class C	76,980	67,258	30,128	135,571	13,959	41,663
Class I	2,025,543	2,646,886	333,926	922,156	390,053	277,728
Shares Reinvested
Class A	90,567	199,079	-	21,973	-	77,138
Class C	3,938	9,553	-	1,654	-	6,451
Class I	67,224	106,165	-	15,421	-	10,630
Shares Redeemed
Class A	(812,334)	(2,586,721)	(266,489)	(1,417,448)	(326,990)	(890,593)
Class C	(60,933)	(98,041)	(86,882)	(134,779)	(32,092)	(106,998)
Class I	(442,031)	(1,367,605)	(247,504)	(701,466)	(216,644)	(161,469)

Net increase (decrease) in shares of beneficial interest outstanding	2,077,552	2,091,805	(13,748)	(292,438)	320,071	(322,801)

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds

Statements of Changes in Net Assets (Continued)

	Strategic Growth Fund		Conservative Growth Fund		Growth & Income Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31, 2021	September 30, 2020	March 31, 2021	September 30, 2020	March 31, 2021	September 30, 2020
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income	$11,892	$122,767	$24,057	$156,341	$46,179	$161,784
Net realized gain (loss) from investments, affiliated investments and foreign currency transactions	282,382	1,231,878	328,696	1,062,914	70,363	(111,175)
Capital gain distributions from affiliated investments	-	38,287	-	42,133	-	-
Capital gain dividends from REITs	-	-	-	-	-	-
Net change in unrealized appreciation (depreciation) on investments, affiliated investments and foreign currency translations	5,174,378	(652,306)	4,422,766	112,552	2,441,411	(873,565)

Net increase (decrease) in net assets resulting from operations	5,468,652	740,626	4,775,519	1,373,940	2,557,953	(822,956)

Distributions to Shareholders:
Return of Capital
Class A	-	-	-	-	-	(1,185)
Class C	-	-	-	-	-	(193)
Class I	-	-	-	-	-	(242)
Total distributions paid
Class A	(1,165,888)	(1,199,081)	(1,105,678)	(1,464,847)	(57,720)	(146,081)
Class C	(98,452)	(137,411)	(119,253)	(221,058)	(1,326)	(8,076)
Class I	-	-	-	-	(13,009)	(32,030)

Total dividends and distributions to shareholders	(1,264,340)	(1,336,492)	(1,224,931)	(1,685,905)	(72,055)	(187,807)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	1,625,448	4,394,265	2,747,925	7,217,924	703,136	3,255,251
Class C	223,372	425,625	993,968	1,069,767	197,141	225,817
Class I	-	-	-	-	804,269	2,174,045
Reinvestment of dividends and distributions
Class A	1,140,481	1,178,596	1,064,304	1,391,939	53,468	135,567
Class C	98,073	134,395	115,431	211,609	1,290	8,053
Class I	-	-	-	-	11,897	29,055
Cost of shares redeemed
Class A	(2,469,737)	(5,157,240)	(2,903,027)	(7,446,765)	(1,995,537)	(3,965,676)
Class C	(527,364)	(941,279)	(556,975)	(1,968,448)	(316,738)	(771,341)
Class I	-	-	-	-	(753,003)	(3,032,452)

Net increase (decrease) in net assets from share transactions of beneficial interest	90,273	34,362	1,461,626	476,026	(1,294,077)	(1,941,681)

Total Increase (Decrease) in Net Assets	4,294,585	(561,504)	5,012,214	164,061	1,191,821	(2,952,444)

Net Assets:
Beginning of period	35,003,558	35,565,062	46,258,196	46,094,135	17,116,725	20,069,169

End of period	$39,298,143	$35,003,558	$51,270,410	$46,258,196	18,308,546	$17,116,725

Share Activity:
Shares Sold
Class A	157,991	484,704	245,044	698,747	64,179	316,144
Class C	24,762	52,144	100,298	119,741	18,874	23,088
Class I	-	-	-	-	70,380	208,374
Shares Reinvested
Class A	112,807	121,757	95,883	131,563	4,590	14,206
Class C	11,082	15,700	11,719	22,392	115	875
Class I	-	-	-	-	1,013	3,022
Shares Redeemed
Class A	(241,623)	(557,809)	(260,058)	(722,433)	(183,996)	(383,312)
Class C	(59,275)	(117,307)	(56,522)	(216,599)	(29,781)	(81,328)
Class I	-	-	-	-	(67,277)	(303,039)

Net increase (decrease) in shares of beneficial interest outstanding	5,744	(811)	136,364	33,411	(121,903)	(201,970)

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2021		2020	2019	2018	2017	2016
	(Unaudited)
Net asset value, beginning of period	$9.92		$7.87	$9.27	$8.10	$6.82	$7.98

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment loss (A)	(0.07)		(0.09)	(0.07)	(0.09)	(0.08)	(0.04)
Net realized and unrealized gain (loss) on investments	2.29		2.14	(0.81)	1.26	1.36	(0.02)	(B)

Total from investment operations	2.22		2.05	(0.88)	1.17	1.28	(0.06)

LESS DISTRIBUTIONS:

From net realized gains on investments	(0.64)		-	(0.52)	-	-	(1.10)
Return of Capital	-		-	(0.00)*	-	-	-

Total distributions	(0.64)		-	(0.52)	-	-	(1.10)

Net asset value, end of period	$11.50		$9.92	$7.87	$9.27	$8.10	$6.82

Total return (C)(D)	22.88%	(E)	26.05%	(8.72)%	14.44%	18.77%	(1.03)%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000’s)	$33,398		$30,316	$21,802	$25,926	$22,549	$21,209
Ratios to average net assets
Expenses, before waiver and reimbursement	1.59%	(F)	1.71%	1.64%	1.73%	1.69%	1.69%
Expenses, net waiver and reimbursement (G)	1.49%	(F)	1.61%	1.56%	1.63%	1.59%	1.59%
Net investment loss, before waiver and reimbursement	(1.32)%	(F)	(1.19)%	(0.91)%	(1.16)%	(1.12)%	(0.73)%
Net investment loss, net waiver and reimbursement (G)	(1.22)%	(F)	(1.09)%	(0.82)%	(1.06)%	(1.02)%	(0.63)%
Portfolio turnover rate	33%	(E)	96%	77%	85%	151%	124%

*	Amount is less than $0.005 per share.
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(C)	Total return calculation does not reflect sales load. Total return represents aggregate total return based on Net Asset Value.
(D)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.
(G)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year		For the Year	For the Year	For the Year
	ended		ended	ended		ended	ended	ended
	March 31,		September 30,	September 30,		September 30,	September 30,	September 30,
	2021		2020	2019		2018	2017	2016
	(Unaudited)
Net asset value, beginning of period	$7.93		$6.34	$7.64		$6.73	$5.71	$6.90

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.09)		(0.12)	(0.11)		(0.13)	(0.11)	(0.08)
Net realized and unrealized gain (loss) on investments	1.82		1.71	(0.67)		1.04	1.13	(0.01)	(B)

Total from investment operations	1.73		1.59	(0.78)		0.91	1.02	(0.09)

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.64)		-	(0.52)		-	-	(1.10)

Return of Capital	-		-	(0.00)	*	-	-	-

Total distributions	(0.64)		-	(0.52)		-	-	(1.10)

Net asset value, end of period	$9.02		$7.93	$6.34		$7.64	$6.73	$5.71

Total return (C)(D)	22.42%	(E)	25.08%	(9.33)%		13.52%	17.86%	(1.73)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,519		$2,230	$2,433		$4,358	$3,584	$3,426
Ratios to average net assets
Expenses, before waiver and reimbursement	2.34%	(F)	2.46%	2.39%		2.48%	2.44%	2.44%
Expenses, net waiver and reimbursement (G)	2.24%	(F)	2.36%	2.31%		2.38%	2.34%	2.34%
Net investment loss, before waiver and reimbursement	(2.08)%	(F)	(1.92)%	(1.73)%		(1.91)%	(1.88)%	(1.47)%
Net investment loss, net waiver and reimbursement (G)	(1.98)%	(F)	(1.82)%	(1.64)%		(1.81)%	(1.78)%	(1.37)%
Portfolio turnover rate	33%	(E)	96%	77%		85%	151%	124%

*	Amount is less than $0.005 per share.
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(C)	Total return calculation does not reflect redemption fee. Total return represents aggregate total return based on Net Asset Value.
(D)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.
(G)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2021		2020	2019	2018	2017	2016
	(Unaudited)
Net asset value, beginning of period	$10.13		$8.02	$9.41	$8.21	$6.89	$8.03

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.05)		(0.08)	(0.05)	(0.07)	(0.06)	(0.03)
Net realized and unrealized gain (loss) on investments	2.34		2.19	(0.82)	1.27	1.38	(0.01)	(B)

Total from investment operations	2.29		2.11	(0.87)	1.20	1.32	(0.04)

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.64)		-	(0.52)	-	-	(1.10)

Return of Capital	-		-	(0.00)*	-	-	-

Total distributions	(0.64)		-	(0.52)	-	-	(1.10)

Net asset value, end of period	$11.78		$10.13	$8.02	$9.41	$8.21	$6.89

Total return (C)	23.11%	(D)	26.31%	(8.48)%	14.62%	19.16%	(0.75)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$8,579		$3,759	$1,233	$1,273	$887	$395
Ratios to average net assets
Expenses, before waiver and reimbursement	1.34%	(E)	1.46%	1.39%	1.48%	1.44%	1.44%
Expenses, net waiver and reimbursement (F)	1.24%	(E)	1.36%	1.31%	1.38%	1.34%	1.34%
Net investment loss, before waiver and reimbursement	(1.07)%	(E)	(1.02)%	(0.67)%	(0.91)%	(0.88)%	(0.48)%
Net investment loss, net waiver and reimbursement (F)	(0.97)%	(E)	(0.92)%	(0.57)%	(0.81)%	(0.78)%	(0.38)%
Portfolio turnover rate	33%	(D)	96%	77%	85%	151%	124%

*	Amount is less than $0.005 per share.
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy International Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year		For the Year	For the Year	For the Year	For the Year
	ended		ended		ended	ended	ended	ended
	March 31,		September 30,		September 30,	September 30,	September 30,	September 30,
	2021		2020		2019	2018	2017	2016
	(Unaudited)
Net asset value, beginning of period	$9.92		$9.09		$9.74	$9.86	$8.53	$8.47

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.02)		(0.03)		0.09	0.11	0.04	0.00	*
Net realized and unrealized gain (loss) on investments	2.51		0.94		(0.64)	(0.02)	1.38	0.15

Total from investment operations	2.49		0.91		(0.55)	0.09	1.42	0.15

LESS DISTRIBUTIONS:
From net investment income	-		(0.08)		(0.10)	(0.21)	(0.09)	(0.09)
Return of Capital	-		0.00	*	-	-	-	-

Total distributions	-		(0.08)		(0.10)	(0.21)	(0.09)	(0.09)

Net asset value, end of period	$12.41		$9.92		$9.09	$9.74	$9.86	$8.53

Total return (B)(C)	25.10%	(D)	10.00%		(5.55)%	0.91%	16.78%	1.85%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$55,261		$48,608		$58,397	$70,790	$81,153	$70,013
Ratios to average net assets
Expenses, before waiver and reimbursement	1.64%	(E)	1.76%		1.71%	1.71%	1.69%	1.68%
Expenses, net waiver and reimbursement (F)	1.59%	(E)	1.71%		1.67%	1.66%	1.64%	1.63%
Net investment income (loss) before waiver and reimbursement	(0.35)%	(E)	(0.38)%		0.96%	1.05%	0.35%	(0.03)%
Net investment income (loss), net waiver and reimbursement (F)	(0.30)%	(E)	(0.33)%		1.01%	1.10%	0.40%	0.02%
Portfolio turnover rate	12%	(D)	25%		27%	19%	42%	28%

*	Amount is less than $0.005 per share.
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load. Total return represents aggregate total return based on Net Asset Value.
(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy International Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2021		2020	2019	2018	2017	2016
	(Unaudited)
Net asset value, beginning of period	$9.62		$8.80	$9.41	$9.55	$8.25	$8.21

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.06)		(0.10)	0.01	0.03	(0.03)	(0.06)
Net realized and unrealized gain (loss) on investments	2.42		0.92	(0.61)	(0.01)	1.34	0.15

Total from investment operations	2.36		0.82	(0.60)	0.02	1.31	0.09

LESS DISTRIBUTIONS:
From net investment income	-		-	(0.01)	(0.16)	(0.01)	(0.05)

Total distributions	-		-	(0.01)	(0.16)	(0.01)	(0.05)

Net asset value, end of period	$11.98		$9.62	$8.80	$9.41	$9.55	$8.25

Total return (B)(C)	24.53%	(D)	9.32%	(6.31)%	0.12%	15.93%	1.09%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,187		$2,122	$2,641	$4,779	$4,620	$4,495
Ratios to average net assets
Expenses, before waiver and reimbursement	2.39%	(E)	2.51%	2.46%	2.46%	2.44%	2.43%
Expenses, net waiver and reimbursement (F)	2.34%	(E)	2.46%	2.42%	2.41%	2.39%	2.38%
Net investment income (loss) before waiver and reimbursement	(1.11)%	(E)	(1.17)%	0.09%	0.28%	(0.41)%	(0.74)%
Net investment income (loss), net waiver and reimbursement (F)	(1.06)%	(E)	(1.12)%	0.12%	0.33%	(0.36)%	(0.69)%
Portfolio turnover rate	12%	(D)	25%	27%	19%	42%	28%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect redemption fee.
(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy International Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year		For the Year	For the Year	For the Year	For the Year
	ended		ended		ended	ended	ended	ended
	March 31,		September 30,		September 30,	September 30,	September 30,	September 30,
	2021		2020		2019	2018	2017	2016
	(Unaudited)
Net asset value, beginning of period	$9.94		$9.10		$9.76	$9.89	$8.55	$8.49

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.00	*	(0.01)		0.11	0.17	0.07	0.02
Net realized and unrealized gain (loss) on investments	2.51		0.96		(0.64)	(0.06)	1.38	0.15	(B)

Total from investment operations	2.51		0.95		(0.53)	0.11	1.45	0.17

LESS DISTRIBUTIONS:
From net investment income	-		(0.11)		(0.13)	(0.24)	(0.11)	(0.11)
Return of Capital	-		0.00	*	-	-	-	-

Total distributions	-		(0.11)		(0.13)	(0.24)	(0.11)	(0.11)

Net asset value, end of period	$12.45		$9.94		$9.10	$9.76	$9.89	$8.55

Total return (C)	25.25%	(D)	10.42%		(5.33)%	1.04%	17.18%	2.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$53,780		$37,226		$28,542	$31,286	$13,083	$2,880
Ratios to average net assets
Expenses, before waiver and reimbursement	1.39%	(E)	1.51%		1.46%	1.45%	1.43%	1.45%
Expenses, net waiver and reimbursement (F)	1.34%	(E)	1.46%		1.42%	1.41%	1.38%	1.39%
Net investment income (loss), before waiver and reimbursement	(0.08)%	(E)	(0.16)%		1.24%	1.60%	0.74%	0.22%
Net investment income (loss), net waiver and reimbursement (F)	(0.03)%	(E)	(0.11)%		1.28%	1.65%	0.79%	0.29%
Portfolio turnover rate	12%	(D)	25%		27%	19%	42%	28%

*	Amount is less than $0.005 per share.
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy Large/Mid Cap Growth Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2021		2020	2019	2018	2017	2016
	(Unaudited)
Net asset value, beginning of period	$9.77		$8.70	$9.34	$8.59	$7.46	$7.75

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.03)		(0.04)	(0.03)	(0.02)	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments	1.84		1.48	(0.19)	0.99	1.23	0.51

Total from investment operations	1.81		1.44	(0.22)	0.97	1.22	0.49

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.19)		(0.37)	(0.42)	(0.22)	(0.09)	(0.78)

Total distributions	(0.19)		(0.37)	(0.42)	(0.22)	(0.09)	(0.78)

Net asset value, end of period	$11.39		$9.77	$8.70	$9.34	$8.59	$7.46

Total return (B)(C)	18.62%	(D)	16.93%	(1.48)%	11.49%	16.53%	6.65%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$83,308		$70,891	$64,150	$79,897	$68,291	$53,827
Ratios to average net assets
Expenses, before waiver and reimbursement	1.53%	(E)	1.54%	1.56%	1.52%	1.52%	1.54%
Expenses, net waiver and reimbursement (F)	1.48%	(E)	1.49%	1.52%	1.47%	1.47%	1.49%
Net investment loss, before waiver and reimbursement	(0.63)%	(E)	(0.48)%	(0.35)%	(0.25)%	(0.19)%	(0.38)%
Net investment loss, net waiver and reimbursement (F)	(0.58)%	(E)	(0.43)%	(0.31)%	(0.20)%	(0.14)%	(0.33)%
Portfolio turnover rate	12%	(D)	23%	44%	57%	76%	71%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy Large/Mid Cap Growth Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2021		2020	2019	2018	2017	2016
	(Unaudited)
Net asset value, beginning of period	$7.68		$6.96	$7.63	$7.11	$6.24	$6.64

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.06)		(0.08)	(0.07)	(0.07)	(0.06)	(0.07)
Net realized and unrealized gain (loss) on investments	1.45		1.17	(0.18)	0.81	1.02	0.45

Total from investment operations	1.39		1.09	(0.25)	0.74	0.96	0.38

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.19)		(0.37)	(0.42)	(0.22)	(0.09)	(0.78)

Total distributions	(0.19)		(0.37)	(0.42)	(0.22)	(0.09)	(0.78)

Net asset value, end of period	$8.88		$7.68	$6.96	$7.63	$7.11	$6.24

Total return (B)(C)	18.21%	(D)	16.09%	(2.24)%	10.63%	15.58%	6.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$9,557		$8,192	$7,950	$11,355	$9,909	$7,636
Ratios to average net assets
Expenses, before waiver and reimbursement	2.28%	(E)	2.29%	2.31%	2.27%	2.27%	2.30%
Expenses, net waiver and reimbursement (F)	2.23%	(E)	2.24%	2.27%	2.22%	2.22%	2.24%
Net investment loss, before waiver and reimbursement	(1.39)%	(E)	(1.23)%	(1.10)%	(1.00)%	(0.94)%	(1.14)%
Net investment loss, net waiver and reimbursement (F)	(1.34)%	(E)	(1.18)%	(1.06)%	(0.95)%	(0.89)%	(1.08)%
Portfolio turnover rate	12%	(D)	23%	44%	57%	76%	71%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy Large/Mid Cap Growth Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year	For the Year		For the Year	For the Year
	ended		ended	ended	ended		ended	ended
	March 31,		September 30,	September 30,	September 30,		September 30,	September 30,
	2021		2020	2019	2018		2017	2016
	(Unaudited)
Net asset value, beginning of period	$9.99		$8.86	$9.48	$8.70		$7.54	$7.80

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.02)		(0.02)	(0.01)	0.00	*	0.01	(0.01)
Net realized and unrealized gain (loss) on investments	1.88		1.52	(0.19)	1.00		1.24	0.53

Total from investment operations	1.86		1.50	(0.20)	1.00		1.25	0.52

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.19)		(0.37)	(0.42)	(0.22)		(0.09)	(0.78)

Total distributions	(0.19)		(0.37)	(0.42)	(0.22)		(0.09)	(0.78)

Net asset value, end of period	$11.66		$9.99	$8.86	$9.48		$8.70	$7.54

Total return (B)	18.71%	(C)	17.30%	(1.24)%	11.69%		16.75%	7.01%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$22,555		$19,378	$14,016	$10,551		$3,936	$1,088
Ratios to average net assets
Expenses, before waiver and reimbursement	1.28%	(D)	1.29%	1.31%	1.27%		1.26%	1.29%
Expenses, net waiver and reimbursement (E)	1.23%	(D)	1.24%	1.27%	1.22%		1.21%	1.24%
Net investment income (loss), before waiver and reimbursement	(0.38)%	(D)	(0.22)%	(0.09)%	(0.03)%		0.10%	(0.12)%
Net investment income (loss), net waiver and reimbursement (E)	(0.33)%	(D)	(0.17)%	(0.06)%	0.02%		0.15%	(0.08)%
Portfolio turnover rate	12%	(C)	23%	44%	57%		76%	71%

* Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	For periods of less than one full year, total return and turnover are not annualized.

(D)	Annualized.

(E)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy Small Cap Value Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year	For the Year		For the Year	For the Year
	ended		ended	ended	ended		ended	ended
	March 31,		September 30,	September 30,	September 30,		September 30,	September 30,
	2021		2020	2019	2018		2017	2016
	(Unaudited)
Net asset value, beginning of period	$14.16		$17.15	$20.67	$20.50		$17.09	$16.93

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.05		0.04	0.06	0.00	*	0.03	(0.01)
Net realized and unrealized gain (loss) on investments	6.69		(2.39)	(1.28)	1.96		3.63	1.65

Total from investment operations	6.74		(2.35)	(1.22)	1.96		3.66	1.64

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.04)	-	(0.00)	*	-	-
From net realized gains on investments	-		(0.60)	(2.30)	(1.79)		(0.25)	(1.48)

Total distributions	(0.03)		(0.64)	(2.30)	(1.79)		(0.25)	(1.48)

Net asset value, end of period	$20.87		$14.16	$17.15	$20.67		$20.50	$17.09

Total return (B)(C)	47.63%	(D)	(14.38)%	(3.77)%	10.11%		21.55%	10.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$104,566		$74,130	$99,077	$114,985		$112,953	$94,871
Ratios to average net assets
Expenses, before waiver and reimbursement	1.44%	(E)	1.57%	1.52%	1.50%		1.46%	1.48%
Expenses, net waiver and reimbursement (F)	1.34%	(E)	1.47%	1.43%	1.44%		1.41%	1.44%
Net investment income (loss), before waiver and reimbursement	0.49%	(E)	0.19%	0.29%	(0.08)%		0.13%	(0.09)%
Net investment income (loss), net waiver and reimbursement (F)	0.59%	(E)	0.29%	0.38%	(0.02)%		0.18%	(0.04)%
Portfolio turnover rate	32%	(D)	73%	63%	58%		57%	73%

* Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy Small Cap Value Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2021		2020	2019	2018	2017	2016
	(Unaudited)
Net asset value, beginning of period	$9.45		$11.69	$15.09	$15.54	$13.10	$13.42

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.01)		(0.05)	(0.05)	(0.11)	(0.08)	(0.10)
Net realized and unrealized gain (loss) on investments	4.46		(1.59)	(1.05)	1.45	2.77	1.26

Total from investment operations	4.45		(1.64)	(1.10)	1.34	2.69	1.16

LESS DISTRIBUTIONS:
From net realized gains on investments	-		(0.60)	(2.30)	(1.79)	(0.25)	(1.48)

Total distributions	-		(0.60)	(2.30)	(1.79)	(0.25)	(1.48)

Net asset value, end of period	$13.90		$9.45	$11.69	$15.09	$15.54	$13.10

Total return (B)(C)	47.09%	(D)	(15.01)%	(4.49)%	9.24%	20.70%	9.81%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$6,878		$5,663	$8,963	$14,603	$13,210	$10,257
Ratios to average net assets
Expenses, before waiver and reimbursement	2.19%	(E)	2.32%	2.27%	2.25%	2.21%	2.23%
Expenses, net waiver and reimbursement (F)	2.09%	(E)	2.22%	2.18%	2.19%	2.16%	2.18%
Net investment loss, before waiver and reimbursement	(0.26)%	(E)	(0.55)%	(0.50)%	(0.82)%	(0.62)%	(0.84)%
Net investment loss, net waiver and reimbursement (F)	(0.16)%	(E)	(0.45)%	(0.42)%	(0.76)%	(0.57)%	(0.78)%
Portfolio turnover rate	32%	(D)	73%	63%	58%	57%	73%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy Small Cap Value Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2021		2020	2019	2018	2017	2016
	(Unaudited)
Net asset value, beginning of period	$14.42		$17.45	$20.93	$20.74	$17.24	$17.03

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.07		0.08	0.11	0.06	0.08	0.04
Net realized and unrealized gain (loss) on investments	6.80		(2.42)	(1.29)	1.97	3.67	1.65

Total from investment operations	6.87		(2.34)	(1.18)	2.03	3.75	1.69

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.09)	-	(0.05)	-	-
From net realized gains on investments	-		(0.60)	(2.30)	(1.79)	(0.25)	(1.48)

Total distributions	(0.07)		(0.69)	(2.30)	(1.84)	(0.25)	(1.48)

Net asset value, end of period	$21.22		$14.42	$17.45	$20.93	$20.74	$17.24

Total return (B)	47.74%	(C)	(14.14)%	(3.51)%	10.37%	21.89%	10.92%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$50,927		$35,473	$36,993	$35,140	$19,103	$2,324
Ratios to average net assets
Expenses, before waiver and reimbursement	1.19%	(D)	1.32%	1.27%	1.25%	1.21%	1.26%
Expenses, net waiver and reimbursement (E)	1.09%	(D)	1.22%	1.18%	1.19%	1.16%	1.20%
Net investment income, before waiver and reimbursement	0.74%	(D)	0.44%	0.56%	0.21%	0.38%	0.18%
Net investment income, net waiver and reimbursement (E)	0.84%	(D)	0.54%	0.64%	0.27%	0.43%	0.23%
Portfolio turnover rate	32%	(C)	73%	63%	58%	57%	73%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	For periods of less than one full year, total return and turnover are not annualized.

(D)	Annualized.

(E)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy Large/Mid Cap Value Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2021		2020	2019	2018	2017	2016
	(Unaudited)
Net asset value, beginning of period	$17.43		$18.86	$20.38	$19.16	$17.15	$18.20

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.00	*	0.03	0.09	0.07	0.05	0.01
Net realized and unrealized gain on investments (B)	3.84		0.72	0.12	2.45	2.18	1.04

Total from investment operations	3.84		0.75	0.21	2.52	2.23	1.05

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.08)	(0.06)	(0.03)	-	-
From net realized gains on investments	(0.63)		(2.10)	(1.67)	(1.27)	(0.22)	(2.10)

Total distributions	(0.66)		(2.18)	(1.73)	(1.30)	(0.22)	(2.10)

Net asset value, end of period	$20.61		$17.43	$18.86	$20.38	$19.16	$17.15

Total return (C)(D)	22.35%	(E)	3.93%	2.54%	13.58%	13.10%	6.40%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$150,491		$130,296	$142,420	$172,163	$167,056	$154,260
Ratios to average net assets
Expenses, before waiver and reimbursement	1.38%	(F)	1.51%	1.51%	1.46%	1.49%	1.48%
Expenses, net waiver and reimbursement (G)	1.28%	(F)	1.41%	1.41%	1.35%	1.41%	1.43%
Net investment income, before waiver and reimbursement	(0.04)%	(F)	0.06%	0.42%	0.27%	0.18%	(0.01)%
Net investment income, net waiver and reimbursement (G)	0.06%	(F)	0.16%	0.52%	0.38%	0.26%	0.04%
Portfolio turnover rate	19%	(E)	26%	51%	24%	39%	45%

* Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuations in share transactions.

(C)	Total return calculation does not reflect sales load.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return and turnover are not annualized.

(F)	Annualized.

(G)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy Large/Mid Cap Value Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2021		2020	2019	2018	2017	2016
	(Unaudited)
Net asset value, beginning of period	$13.21		$14.82	$16.49	$15.82	$14.30	$15.62

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.05)		(0.08)	(0.03)	(0.06)	(0.07)	(0.10)
Net realized and unrealized gain on investments (B)	2.90		0.57	0.03	2.00	1.81	0.88

Total from investment operations	2.85		0.49	0.00	1.94	1.74	0.78

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.63)		(2.10)	(1.67)	(1.27)	(0.22)	(2.10)

Total distributions	(0.63)		(2.10)	(1.67)	(1.27)	(0.22)	(2.10)

Net asset value, end of period	$15.43		$13.21	$14.82	$16.49	$15.82	$14.30

Total return (C)(D)	21.95%	(E)	3.14%	1.74%	12.75%	12.27%	5.64%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$14,397		$14,102	$16,627	$25,852	$23,803	$20,855
Ratios to average net assets
Expenses, before waiver and reimbursement	2.13%	(F)	2.26%	2.26%	2.21%	2.24%	2.23%
Expenses, net waiver and reimbursement (G)	2.03%	(F)	2.16%	2.16%	2.10%	2.16%	2.18%
Net investment loss, before waiver and reimbursement	(0.79)%	(F)	(0.69)%	(0.32)%	(0.48)%	(0.57)%	(0.76)%
Net investment loss, net waiver and reimbursement (G)	(0.69)%	(F)	(0.59)%	(0.22)%	(0.37)%	(0.49)%	(0.70)%
Portfolio turnover rate	19%	(E)	26%	51%	24%	39%	45%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(C)	Total return calculation does not reflect redemption fee.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return and turnover are not annualized.

(F)	Annualized.

(G)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy Large/Mid Cap Value Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2021		2020	2019	2018	2017	2016
	(Unaudited)
Net asset value, beginning of period	$17.63		$19.05	$20.58	$19.34	$17.27	$18.26

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.03		0.07	0.14	0.13	0.10	0.05
Net realized and unrealized gain on investments	3.88		0.74	0.11	2.45	2.19	1.06	(B)

Total from investment operations	3.91		0.81	0.25	2.58	2.29	1.11

LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.13)	(0.11)	(0.07)	-	-
From net realized gains on investments	(0.63)		(2.10)	(1.67)	(1.27)	(0.22)	(2.10)

Total distributions	(0.71)		(2.23)	(1.78)	(1.34)	(0.22)	(2.10)

Net asset value, end of period	$20.83		$17.63	$19.05	$20.58	$19.34	$17.27

Total return (C)	22.50%	(D)	4.24%	2.78%	13.83%	13.36%	6.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$58,631		$47,340	$47,477	$35,573	$19,384	$5,382
Ratios to average net assets
Expenses, before waiver and reimbursement	1.13%	(E)	1.26%	1.26%	1.21%	1.23%	1.25%
Expenses, net waiver and reimbursement (F)	1.03%	(E)	1.16%	1.16%	1.10%	1.14%	1.19%
Net investment income, before waiver and reimbursement	0.21%	(E)	0.31%	0.66%	0.54%	0.46%	0.24%
Net investment income, net waiver and reimbursement (F)	0.31%	(E)	0.41%	0.77%	0.65%	0.55%	0.30%
Portfolio turnover rate	19%	(D)	26%	51%	24%	39%	45%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy Fixed Income Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2021		2020	2019	2018	2017	2016
	(Unaudited)
Net asset value, beginning of period	$10.80		$10.39	$9.81	$10.22	$10.47	$10.27

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.01		0.12	0.16	0.16	0.13	0.14
Net realized and unrealized gain (loss) on investments	(0.30)		0.44	0.60	(0.39)	(0.22)	0.21

Total from investment operations	(0.29)		0.56	0.76	(0.23)	(0.09)	0.35

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.15)	(0.18)	(0.18)	(0.16)	(0.15)
From net realized gains on investments	-		-	-	-	-	-

Total distributions	(0.07)		(0.15)	(0.18)	(0.18)	(0.16)	(0.15)

Net asset value, end of period	$10.44		$10.80	$10.39	$9.81	$10.22	$10.47

Total return (B)(C)	(2.68)%	(D)	5.39%	7.76%	(2.31)%	(0.81)%	3.47%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$92,215		$91,403	$85,375	$66,119	$75,858	$86,142
Ratios to average net assets
Expenses, before waiver and reimbursement	1.55%	(E)	1.30%	1.30%	1.30%	1.30%	1.24%
Expenses, net waiver and reimbursement (F)	1.35%	(E)	1.10%	1.13%	1.10%	1.10%	1.04%
Net investment income, before waiver and reimbursement	(0.07)%	(E)	0.90%	1.46%	1.40%	1.05%	1.19%
Net investment income, net waiver and reimbursement (F)	0.13%	(E)	1.10%	1.62%	1.60%	1.25%	1.39%
Portfolio turnover rate	10%	(D)	32%	53%	30%	43%	40%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy Fixed Income Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2021		2020	2019	2018	2017	2016
	(Unaudited)
Net asset value, beginning of period	$10.38		$9.99	$9.44	$9.85	$10.09	$9.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(A)	(0.03)		0.04	0.09	0.08	0.05	0.07
Net realized and unrealized gain (loss) on investments	(0.29)		0.42	0.57	(0.39)	(0.20)	0.19

Total from investment operations	(0.32)		0.46	0.66	(0.31)	(0.15)	0.26

LESS DISTRIBUTIONS:
From net investment income	(0.01)		(0.07)	(0.11)	(0.10)	(0.09)	(0.06)
From net realized gains on investments	-		-	-	-	-	-

Total distributions	(0.01)		(0.07)	(0.11)	(0.10)	(0.09)	(0.06)

Net asset value, end of period	$10.05		$10.38	$9.99	$9.44	$9.85	$10.09

Total return (B)(C)	(3.05)%	(D)	4.59%	7.06%	(3.15)%	(1.49)%	2.66%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$9,654		$9,320	$8,502	$9,653	$9,637	$9,660
Ratios to average net assets
Expenses, before waiver and reimbursement	2.30%	(E)	2.05%	2.05%	2.05%	2.06%	1.99%
Expenses, net waiver and reimbursement (F)	2.10%	(E)	1.85%	1.88%	1.85%	1.86%	1.79%
Net investment income (loss), before waiver and reimbursement	(0.82)%	(E)	0.15%	0.72%	0.65%	0.30%	0.46%
Net investment income (loss), net waiver and reimbursement (F)	(0.62)%	(E)	0.35%	0.89%	0.85%	0.50%	0.65%
Portfolio turnover rate	10%	(D)	32%	53%	30%	43%	40%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy Fixed Income Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2021		2020	2019	2018	2017	2016
	(Unaudited)
Net asset value, beginning of period	$10.73		$10.32	$9.74	$10.15	$10.41	$10.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.02		0.14	0.19	0.18	0.16	0.17
Net realized and unrealized gain (loss) on investments	(0.30)		0.44	0.59	(0.39)	(0.23)	0.22

Total from investment operations	(0.28)		0.58	0.78	(0.21)	(0.07)	0.39

LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.17)	(0.20)	(0.20)	(0.19)	(0.18)
From net realized gains on investments	-		-	-	-	-	-

Total distributions	(0.10)		(0.17)	(0.20)	(0.20)	(0.19)	(0.18)

Net asset value, end of period	$10.35		$10.73	$10.32	$9.74	$10.15	$10.41

Total return (B)	(2.59)%	(C)	5.70%	8.05%	(2.06)%	(0.64)%	3.91%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$17,932		$13,215	$8,095	$3,208	$2,134	$564
Ratios to average net assets
Expenses, before waiver and reimbursement	1.30%	(D)	1.05%	1.05%	1.05%	1.08%	0.96%
Expenses, net waiver and reimbursement (E)	1.10%	(D)	0.85%	0.88%	0.85%	0.88%	0.78%
Net investment income, before waiver and reimbursement	0.18%	(D)	1.12%	1.68%	1.66%	1.37%	1.45%
Net investment income, net waiver and reimbursement (E)	0.38%	(D)	1.32%	1.86%	1.86%	1.57%	1.63%
Portfolio turnover rate	10%	(C)	32%	53%	30%	43%	40%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	For periods of less than one full year, total return and turnover are not annualized.

(D)	Annualized.

(E)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy High Yield Bond Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2021		2020	2019	2018	2017	2016
	(Unaudited)
Net asset value, beginning of period	$9.26		$9.39	$9.02	$9.40	$9.11	$8.64

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.19		0.43	0.39	0.34	0.34	0.36
Net realized and unrealized gain (loss) on investments	0.53		(0.15)	0.36	(0.36)	0.28	0.46

Total from investment operations	0.72		0.28	0.75	(0.02)	0.62	0.82

LESS DISTRIBUTIONS:
From net investment income	(0.19)		(0.41)	(0.38)	(0.36)	(0.33)	(0.35)

Total distributions	(0.19)		(0.41)	(0.38)	(0.36)	(0.33)	(0.35)

Net asset value, end of period	$9.79		$9.26	$9.39	$9.02	$9.40	$9.11

Total return (B)(C)	7.85%	(D)	3.26%	8.50%	(0.17)%	6.94%	9.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$52,551		$45,940	$39,777	$41,991	$52,950	$49,187
Ratios to average net assets
Expenses, before waiver and reimbursement	1.83%	(E)	1.34%	1.35%	1.44%	1.32%	1.29%
Expenses, net waiver and reimbursement (F)	1.78%	(E)	1.29%	1.31%	1.39%	1.27%	1.24%
Net investment income, before waiver and reimbursement	3.94%	(E)	4.61%	4.24%	3.67%	3.66%	4.03%
Net investment income, net waiver and reimbursement (F)	3.99%	(E)	4.66%	4.28%	3.72%	3.71%	4.08%
Portfolio turnover rate	40%	(D)	91%	75%	12%	45%	27%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy High Yield Bond Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2021		2020	2019	2018	2017	2016
	(Unaudited)
Net asset value, beginning of period	$9.40		$9.52	$9.14	$9.51	$9.22	$8.72

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.16		0.36	0.32	0.28	0.28	0.30
Net realized and unrealized gain (loss) on investments	0.54		(0.14)	0.36	(0.36)	0.27	0.47

Total from investment operations	0.70		0.22	0.68	(0.08)	0.55	0.77

LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.34)	(0.30)	(0.29)	(0.26)	(0.27)

Total distributions	(0.15)		(0.34)	(0.30)	(0.29)	(0.26)	(0.27)

Net asset value, end of period	$9.95		$9.40	$9.52	$9.14	$9.51	$9.22

Total return (B)(C)	7.52%	(D)	2.45%	7.63%	(0.85)%	6.04%	9.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,766		$2,427	$2,660	$3,219	$3,539	$3,108
Ratios to average net assets
Expenses, before waiver and reimbursement	2.58%	(E)	2.09%	2.10%	2.19%	2.07%	2.03%
Expenses, net waiver and reimbursement (F)	2.53%	(E)	2.04%	2.06%	2.14%	2.02%	1.98%
Net investment income, before waiver and reimbursement	3.19%	(E)	3.84%	3.46%	2.92%	2.91%	3.30%
Net investment income, net waiver and reimbursement (F)	3.24%	(E)	3.89%	3.50%	2.97%	2.96%	3.35%
Portfolio turnover rate	40%	(D)	91%	75%	12%	45%	27%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy High Yield Bond Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2021		2020	2019	2018	2017	2016
	(Unaudited)
Net asset value, beginning of period	$9.26		$9.39	$9.02	$9.41	$9.12	$8.65

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.20		0.45	0.42	0.36	0.37	0.39
Net realized and unrealized gain (loss) on investments	0.54		(0.14)	0.35	(0.36)	0.28	0.46

Total from investment operations	0.74		0.31	0.77	0.00	0.65	0.85

LESS DISTRIBUTIONS:
From net investment income	(0.21)		(0.44)	(0.40)	(0.39)	(0.36)	(0.38)

Total distributions	(0.21)		(0.44)	(0.40)	(0.39)	(0.36)	(0.38)

Net asset value, end of period	$9.79		$9.26	$9.39	$9.02	$9.41	$9.12

Total return (B)	8.00%	(C)	3.53%	8.78%	0.00%	7.21%	10.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$48,846		$30,924	$18,363	$11,578	$9,717	$1,560
Ratios to average net assets
Expenses, before waiver and reimbursement	1.58%	(D)	1.09%	1.10%	1.19%	1.06%	0.96%
Expenses, net waiver and reimbursement (E)	1.53%	(D)	1.04%	1.06%	1.14%	1.01%	0.92%
Net investment income, before waiver and reimbursement	4.18%	(D)	4.86%	4.52%	3.92%	3.89%	4.38%
Net investment income, net waiver and reimbursement (E)	4.23%	(D)	4.91%	4.56%	3.97%	3.94%	4.42%
Portfolio turnover rate	40%	(C)	91%	75%	12%	45%	27%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	For periods of less than one full year, total return and turnover are not annualized.

(D)	Annualized.

(E)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy Israel Common Values Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year		For the Year		For the Year	For the Year	For the Year
	ended		ended		ended		ended	ended	ended
	March 31,		September 30,		September 30,		September 30,	September 30,	September 30,
	2021		2020		2019		2018	2017	2016
	(Unaudited)
Net asset value, beginning of period	$16.55		$17.84		$15.74		$14.91	$12.45	$11.10

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(A)	(0.10)		(0.10)		0.00	*	(0.04)	0.07	(0.09)
Net realized and unrealized gain (loss) on investments	4.87		(1.01)		2.20		1.07	2.58	1.44

Total from investment operations	4.77		(1.11)		2.20		1.03	2.65	1.35

LESS DISTRIBUTIONS:
From net investment income	-		(0.18)		-		(0.14)	(0.19)	-
From net realized gains on investments	-		-		(0.10)		-	-	-
Return of Capital	-		0.00	*	-		(0.06)	-	-

Total distributions	-		(0.18)		(0.10)		(0.20)	(0.19)	-

Net asset value, end of period	$21.32		$16.55		$17.84		$15.74	$14.91	$12.45

Total return (B)(C)	28.82%	(D)	(6.35)%		14.12%		7.00%	21.62%	12.16%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$46,472		$36,800		$49,123		$41,137	$34,958	$16,030
Ratio of expenses to average net assets	1.90%	(E)	1.84%		1.76%		1.84%	1.80%	1.96%
Ratio of net investment income (loss) to average net assets	(0.98)%	(E)	(0.62)%		0.02%		(0.27)%	0.54%	(0.82)%
Portfolio turnover rate	4%	(D)	16%		23%		9%	10%	38%

* Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Israel Common Values Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year		For the Year	For the Year	For the Year	For the Year
	ended		ended		ended	ended	ended	ended
	March 31,		September 30,		September 30,	September 30,	September 30,	September 30,
	2021		2020		2019	2018	2017	2016
	(Unaudited)
Net asset value, beginning of period	$15.73		$16.97		$15.09	$14.33	$12.01	$10.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.16)		(0.22)		(0.12)	(0.15)	(0.03)	(0.18)
Net realized and unrealized gain (loss) on investments	4.62		(0.96)		2.10	1.03	2.48	1.41

Total from investment operations	4.46		(1.18)		1.98	0.88	2.45	1.23

LESS DISTRIBUTIONS:
From net investment income	-		(0.06)		-	(0.07)	(0.13)	-
From net realized gains on investments	-		-		(0.10)	-	-	-
Return of Capital	-		0.00	*	-	(0.05)	-	-

Total distributions	-		(0.06)		(0.10)	(0.12)	(0.13)	-

Net asset value, end of period	$20.19		$15.73		$16.97	$15.09	$14.33	$12.01

Total return (B)(C)	28.35%	(D)	(7.00)%		13.26%	6.20%	20.60%	11.41%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$10,500		$9,076		$9,750	$9,220	$7,905	$4,144
Ratio of expenses to average net assets	2.65%	(E)	2.59%		2.51%	2.59%	2.56%	2.71%
Ratio of net investment loss to average net assets	(1.75)%	(E)	(1.37)%		(0.75)%	(1.01)%	(0.21)%	(1.57)%
Portfolio turnover rate	4%	(D)	16%		23%	9%	10%	38%

* Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Israel Common Values Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year		For the Year	For the Year		For the Year		For the Year
	ended		ended		ended	ended		ended		ended
	March 31,		September 30,		September 30,	September 30,		September 30,		September 30,
	2021		2020		2019	2018		2017		2016
	(Unaudited)
Net asset value, beginning of period	$16.68		$17.97		$15.81	$14.97		$12.50		$11.11

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.07)		(0.06)		0.06	0.01		0.12		(0.08)
Net realized and unrealized gain (loss) on investments	4.90		(1.01)		2.20	1.06	(B)	2.57	(B)	1.47	(B)

Total from investment operations	4.83		(1.07)		2.26	1.07		2.69		1.39

LESS DISTRIBUTIONS:
From net investment income	-		(0.22)		-	(0.04)		(0.22)		-
From net realized gains on investments	-		-		(0.10)	-		-		-
Return of Capital	-		0.00	*	-	(0.19)		-		-

Total distributions	-		(0.22)		(0.10)	(0.23)		(0.22)		-

Net asset value, end of period	$21.51		$16.68		$17.97	$15.81		$14.97		$12.50

Total return (C)	28.96%	(D)	(6.08)%		14.44%	7.22%		21.87%		12.51%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$32,716		$23,928		$21,533	$10,084		$2,189		$520
Ratio of expenses to average net assets	1.65%	(E)	1.59%		1.51%	1.69%		1.56%		1.72%
Ratio of net investment income (loss) to average net assets	(0.72)%	(E)	(0.37)%		0.38%	0.05%		0.83%		(0.58)%
Portfolio turnover rate	4%	(D)	16%		23%	9%		10%		38%

* Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Defensive Strategies Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year		For the Year	For the Year	For the Year		For the Year
	ended		ended		ended	ended	ended		ended
	March 31,		September 30,		September 30,	September 30,	September 30,		September 30,
	2021		2020		2019	2018	2017		2016
	(Unaudited)
Net asset value, beginning of period	$11.78		$11.69		$11.44	$11.37	$11.49		$10.54

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.00	*	(0.01)		0.06	0.10	0.00	*	0.04
Net realized and unrealized gain (loss) on investments	1.09		0.44		0.48	(0.01)	(0.08)		0.91

Total from investment operations	1.09		0.43		0.54	0.09	(0.08)		0.95

LESS DISTRIBUTIONS:
From net investment income	-		(0.06)		(0.11)	(0.02)	(0.04)		-
From net realized gains on investments	-		(0.28)		(0.18)	-	-		-
Return of capital	-		0.00	*	-	-	-		-

Total distributions	-		(0.34)		(0.29)	(0.02)	(0.04)		-

Net asset value, end of period	$12.87		$11.78		$11.69	$11.44	$11.37		$11.49

Total return (B)(C)	9.25%	(D)	3.75%		4.92%	0.75%	(0.72)%		9.01%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$34,444		$29,577		$33,926	$40,573	$50,080		$68,706
Ratios to average net assets
Expenses, before waiver and reimbursement	1.65%	(E)	1.54%		1.45%	1.41%	1.44%		1.35%
Expenses, net waiver and reimbursement (F)	1.60%	(E)	1.49%		1.41%	1.36%	1.39%		1.30%
Net investment income (loss), before waiver and reimbursement	(0.05)%	(E)	(0.13)%		0.52%	0.86%	(0.05)%		0.35%
Net investment income (loss), net waiver and reimbursement (F)	0.00%	(E)	(0.08)%		0.56%	0.91%	0.00%		0.40%
Portfolio turnover rate	22%	(D)	49%		34%	35%	51%		58%

* Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load. Total return represents aggregate total return based on Net Asset Value.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy Defensive Strategies Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year		For the Year	For the Year	For the Year	For the Year
	ended		ended		ended	ended	ended	ended
	March 31,		September 30,		September 30,	September 30,	September 30,	September 30,
	2021		2020		2019	2018	2017	2016
	(Unaudited)
Net asset value, beginning of period	$11.18		$11.13		$10.90	$10.90	$11.07	$10.22

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.05)		(0.09)		(0.03)	0.02	(0.08)	(0.04)
Net realized and unrealized gain (loss) on investments	1.04		0.42		0.46	(0.02)	(0.09)	0.89 (B)

Total from investment operations	0.99		0.33		0.43	0.00	(0.17)	0.85

LESS DISTRIBUTIONS:
From net investment income	-		-		(0.02)	-	-	-
From net realized gains on investments	-		(0.28)		(0.18)	-	-	-
From return of capital	-		0.00	*	-	-	-	-

Total distributions	-		(0.28)		(0.20)	-	-	-

Net asset value, end of period	$12.17		$11.18		$11.13	$10.90	$10.90	$11.07

Total return (C)(D)	8.86%	(E)	3.01%		4.06%	0.00%	(1.54)%	8.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,462		$2,464		$3,110	$5,432	$6,683	$9,630
Ratios to average net assets
Expenses, before waiver and reimbursement	2.40%	(F)	2.29%		2.20%	2.16%	2.21%	2.07%
Expenses, net waiver and reimbursement (G)	2.35%	(F)	2.24%		2.16%	2.11%	2.16%	2.02%
Net investment income (loss), before waiver and reimbursement	(0.83)%	(F)	(0.89)%		(0.31)%	0.09%	(0.79)%	(0.46)%
Net investment income (loss), net waiver and reimbursement (G)	(0.78)%	(F)	(0.84)%		(0.27)%	0.14%	(0.74)%	(0.41)%
Portfolio turnover rate	22%	(E)	49%		34%	35%	51%	58%

* Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(C)	Total return calculation does not reflect redemption fee. Total return represents aggregate total return based on Net Asset Value.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return and turnover are not annualized.

(F)	Annualized.

(G)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy Defensive Strategies Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year		For the Year	For the Year	For the Year	For the Year
	ended		ended		ended	ended	ended	ended
	March 31,		September 30,		September 30,	September 30,	September 30,	September 30,
	2021		2020		2019	2018	2017	2016
	(Unaudited)
Net asset value, beginning of period	$11.77		$11.69		$11.45	$11.38	$11.51	$10.52

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.02		0.02		0.09	0.14	0.06	0.09
Net realized and unrealized gain (loss) on investments	1.09		0.43		0.47	(0.02)	(0.12)	0.90

Total from investment operations	1.11		0.45		0.56	0.12	(0.06)	0.99

LESS DISTRIBUTIONS:
From net investment income	-		(0.09)		(0.14)	(0.05)	(0.07)	-
From net realized gains on investments	-		(0.28)		(0.18)	-	-	-
From return of capital	-		0.00	*	-	-	-	-

Total distributions	-		(0.37)		(0.32)	(0.05)	(0.07)	-

Net asset value, end of period	$12.88		$11.77		$11.69	$11.45	$11.38	$11.51

Total return (B)(C)	9.43%	(D)	3.96%		5.17%	1.04%	(0.54)%	9.41%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$7,937		$5,212		$3,692	$3,071	$2,661	$398
Ratios to average net assets
Expenses, before waiver and reimbursement	1.40%	(E)	1.29%		1.20%	1.16%	1.14%	1.18%
Expenses, net waiver and reimbursement (F)	1.35%	(E)	1.24%		1.16%	1.11%	1.09%	1.12%
Net investment income, before waiver and reimbursement	0.24%	(E)	0.16%		0.78%	1.14%	0.44%	0.73%
Net investment income, net waiver and reimbursement (F)	0.29%	(E)	0.21%		0.82%	1.19%	0.49%	0.79%
Portfolio turnover rate	22%	(D)	49%		34%	35%	51%	58%

* Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return represents aggregate total return based on Net Asset Value.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy Strategic Growth Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year	For the Year		For the Year	For the Year
	ended		ended	ended	ended		ended	ended
	March 31,		September 30,	September 30,	September 30,		September 30,	September 30,
	2021		2020	2019	2018		2017	2016
	(Unaudited)
Net asset value, beginning of period	$9.48		$9.64	$9.70	$9.48		$8.73	$8.42

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.01		0.04	0.01	0.00	*	(0.04)	(0.03)
Net realized and unrealized gain (loss) on investments	1.48		0.16	(0.04)	0.22		0.79	0.37

Total from investment operations	1.49		0.20	(0.03)	0.22		0.75	0.34

LESS DISTRIBUTIONS:
From net investment income	(0.01)		-	-	-		-	(0.03)
From net realized gains on investments	(0.33)		(0.36)	(0.03)	-		-	-

Total distributions	(0.34)		(0.36)	(0.03)	-		-	(0.03)

Net asset value, end of period	$10.63		$9.48	$9.64	$9.70		$9.48	$8.73

Total return (B)(C)	15.99%	(D)	2.03%	(0.26)%	2.32%		8.59%	4.03%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$36,462		$32,260	$32,318	$32,078		$32,767	$32,800
Ratio of expenses to average net assets (E)	1.27%	(F)	1.15%	1.12%	1.10%		1.07%	1.05%
Ratio of net investment income (loss), to average net assets (E)(G)	0.12%	(F)	0.42%	0.16%	0.00%		(0.45)%	(0.38)%
Portfolio turnover rate	3%	(D)	47%	50%	8%		36%	37%

* Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Annualized.

(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Timothy Strategic Growth Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2021		2020	2019	2018	2017	2016
	(Unaudited)
Net asset value, beginning of period	$8.34		$8.58	$8.70	$8.57	$7.95	$7.70

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.03)		(0.03)	0.03	(0.06)	(0.10)	(0.08)
Net realized and unrealized gain (loss) on investments	1.30		0.15	(0.12)	0.19	0.72	0.33

Total from investment operations	1.27		0.12	(0.09)	0.13	0.62	0.25

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.33)		(0.36)	(0.03)	-	-	-

Total distributions	(0.33)		(0.36)	(0.03)	-	-	-

Net asset value, end of period	$9.28		$8.34	$8.58	$8.70	$8.57	$7.95

Total return (B)(C)	15.46%	(D)	1.33%	(0.99)%	1.52%	7.80%	3.25%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,836		$2,743	$3,247	$6,313	$6,966	$7,380
Ratio of expenses to average net assets (E)	2.02%	(F)	1.90%	1.87%	1.85%	1.82%	1.80%
Ratio of net investment income (loss), to average net assets (E)(G)	(0.64)%	(F)	(0.32)%	0.35%	(0.70)%	(1.18)%	(1.09)%

Portfolio turnover rate	3%	(D)	47%	50%	8%	36%	37%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Annualized.

(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Timothy Conservative Growth Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2021		2020	2019	2018	2017	2016
	(Unaudited)
Net asset value, beginning of period	$10.62		$10.66	$10.75	$10.67	$10.06	$10.32

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.01		0.05	0.05	0.02	(0.02)	(0.03)
Net realized and unrealized gain on investments	1.09		0.30	0.10	0.09	0.63	0.43

Total from investment operations	1.10		0.35	0.15	0.11	0.61	0.40

LESS DISTRIBUTIONS:
From net investment income	(0.04)		-	-	-	-	(0.05)
From net realized gains on investments	(0.25)		(0.39)	(0.24)	(0.03)	-	(0.61)

Total distributions	(0.29)		(0.39)	(0.24)	(0.03)	-	(0.66)

Net asset value, end of period	$11.43		$10.62	$10.66	$10.75	$10.67	$10.06

Total return (B)(C)	10.41%	(D)	3.27%	1.61%	1.06%	6.06%	4.22%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$45,650		$41,546	$40,590	$42,040	$45,110	$44,437
Ratio of expenses to average net assets (E)	1.19%	(F)	1.12%	1.08%	1.08%	1.04%	1.02%
Ratio of net investment income (loss) to average net assets (E)(G)	0.18%	(F)	0.43%	0.44%	0.14%	(0.20)%	(0.27)%
Portfolio turnover rate	5%	(D)	37%	42%	7%	27%	27%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Annualized.

(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Timothy Conservative Growth Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year	For the Year		For the Year		For the Year
	ended		ended	ended	ended		ended		ended
	March 31,		September 30,	September 30,	September 30,		September 30,		September 30,
	2021		2020	2019	2018		2017		2016
	(Unaudited)
Net asset value, beginning of period	$9.43		$9.59	$9.76	$9.76		$9.27		$9.58

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.03)		(0.03)	0.01	(0.06)		(0.09)		(0.09)
Net realized and unrealized gain on investments	0.97		0.26	0.06	0.09	(B)	0.58	(B)	0.39	(B)

Total from investment operations	0.94		0.23	0.07	0.03		0.49		0.30

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.25)		(0.39)	(0.24)	(0.03)		-		(0.61)

Total distributions	(0.25)		(0.39)	(0.24)	(0.03)		-		(0.61)

Net asset value, end of period	$10.12		$9.43	$9.59	$9.76		$9.76		$9.27

Total return (C)(D)	10.00%	(E)	2.36%	0.94%	0.34%		5.29%		3.39%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$5,620		$4,712	$5,504	$9,218		$9,981		$10,697
Ratio of expenses to average net assets (F)	1.94%	(G)	1.87%	1.83%	1.83%		1.79%		1.77%
Ratio of net investment income (loss), to average net assets (F)(H)	(0.58)%	(G)	(0.31)%	0.14%	(0.63)%		(0.96)%		(1.01)%
Portfolio turnover rate	5%	(E)	37%	42%	7%		27%		27%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(C)	Total return calculation does not reflect redemption fees. Total return represents aggregate total return based on Net Asset Value.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return and turnover are not annualized.

(F)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(G)	Annualized.

(H)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Timothy Growth & Income Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year		For the Year		For the Year	For the Year	For the Year
	ended		ended		ended		ended	ended	ended
	March 31,		September 30,		September 30,		September 30,	September 30,	September 30,
	2021		2020		2019		2018	2017	2016
	(Unaudited)
Net asset value, beginning of period	$10.11		$10.60		$10.87		$11.28	$10.76	$10.53

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.03		0.09		0.04		0.01	0.01	0.03
Net realized and unrealized gain (loss) on investments	1.56		(0.47)		(0.07)		(0.14)	0.52	0.22

Total from investment operations	1.59		(0.38)		(0.03)		(0.13)	0.53	0.25

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.11)		(0.05)		(0.01)	(0.01)	(0.02)
From net realized gains on investments	-		-		(0.19)		(0.27)	-	-
Return of Capital	-		0.00	*	(0.00)	*	-	-	-

Total distributions	(0.05)		(0.11)		(0.24)		(0.28)	(0.01)	(0.02)

Net asset value, end of period	$11.65		$10.11		$10.60		$10.87	$11.28	$10.76

Total return (B)(C)	15.71%	(D)	(3.48)%		(0.10)%		(1.22)%	4.91%	2.36%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$13,978		$13,295		$14,500		$27,716	$30,426	$36,486
Ratios to average net assets
Expenses, before waiver and reimbursement	1.96%	(E)	1.85%		1.69%		1.70%	1.59%	1.59%
Expenses, net waiver and reimbursement (F)	1.61%	(E)	1.50%		1.65%		1.65%	1.54%	1.54%
Net investment income, before waiver and reimbursement	0.23%	(E)	0.55%		0.37%		0.08%	0.03%	0.20%
Net investment income, net waiver and reimbursement (F)	0.58%	(E)	0.90%		0.42%		0.13%	0.08%	0.25%
Portfolio turnover rate	11%	(D)	39%		167%		56%	118%	45%

* Amount is less than $0.005 per share

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy Growth & Income Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year		For the Year		For the Year	For the Year	For the Year
	ended		ended		ended		ended	ended	ended
	March 31,		September 30,		September 30,		September 30,	September 30,	September 30,
	2021		2020		2019		2018	2017	2016
	(Unaudited)
Net asset value, beginning of period	$9.74		$10.21		$10.51		$10.99	$10.55	$10.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.01)		0.02		(0.03)		(0.07)	(0.07)	(0.06)
Net realized and unrealized gain (loss) on investments	1.50		(0.45)		(0.07)		(0.14)	0.51	0.22	(B)

Total from investment operations	1.49		(0.43)		(0.10)		(0.21)	0.44	0.16

LESS DISTRIBUTIONS:
From net investment income	(0.01)		(0.04)		(0.01)		-	-	-
From net realized gains on investments	-		-		(0.19)		(0.27)	-	-
Return of Capital	-		0.00	*	(0.00)	*	-	-	-

Total distributions	(0.01)		(0.04)		(0.20)		(0.27)	-	-

Net asset value, end of period	$11.22		$9.74		$10.21		$10.51	$10.99	$10.55

Total return (C)(D)	15.28%	(E)	(4.20)%		(0.82)%		(1.97)%	4.17%	1.54%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,860		$1,719		$2,388		$3,176	$3,006	$3,028
Ratios to average net assets
Expenses, before waiver and reimbursement	2.71%	(F)	2.60%		2.44%		2.45%	2.34%	2.32%
Expenses, net waiver and reimbursement (G)	2.36%	(F)	2.25%		2.40%		2.40%	2.29%	2.28%
Net investment income (loss), before waiver and reimbursement	(0.54%)	(F)	(0.19%)		(0.34%)		(0.67%)	(0.73%)	(0.61%)
Net investment income (loss), net waiver and reimbursement (G)	(0.19%)	(F)	0.16%		(0.29%)		(0.62%)	(0.68%)	(0.56%)
Portfolio turnover rate	11%	(E)	39%		167%		56%	118%	45%

* Amount is less than $0.005 per share

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(C)	Total return calculation does not reflect redemption fee.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return and turnover are not annualized.

(F)	Annualized.

(G)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Timothy Growth & Income Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2021		For the Year ended September 30, 2020		For the Year ended September 30, 2019		For the Year ended September 30, 2018	For the Year ended September 30, 2017	For the Year ended September 30, 2016
	(Unaudited)
Net asset value, beginning of period	$10.18		$10.67		$10.94		$11.34	$10.81	$10.56

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.04		0.12		0.08		0.04	0.03	0.05
Net realized and unrealized gain (loss) on investments	1.58		(0.47)		(0.09)		(0.15)	0.53	0.23

Total from investment operations	1.62		(0.35)		(0.01)		(0.11)	0.56	0.28

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.14)		(0.07)		(0.02)	(0.03)	(0.03)
From net realized gains on investments	-		-		(0.19)		(0.27)	-	-
Return of Capital	-		0.00	*	(0.00)	*	-	-	-

Total distributions	(0.06)		(0.14)		(0.26)		(0.29)	(0.03)	(0.03)

Net asset value, end of period	$11.74		$10.18		$10.67		$10.94	$11.34	$10.81

Total return (B)(C)	15.93%	(D)	(3.20)%		0.11%		(0.96)%	5.19%	2.61%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,471		$2,102		$3,182		$3,012	$2,197	$1,593
Ratios to average net assets
Expenses, before waiver and reimbursement	1.71%	(E)	1.60%		1.44%		1.45%	1.34%	1.32%
Expenses, net waiver and reimbursement (F)	1.36%	(E)	1.25%		1.40%		1.40%	1.29%	1.28%
Net investment income, before waiver and reimbursement	0.45%	(E)	0.86%		0.70%		0.33%	0.27%	0.41%
Net investment income, net waiver and reimbursement (F)	0.80%	(E)	1.21%		0.75%		0.38%	0.32%	0.46%
Portfolio turnover rate	11%	(D)	39%		167%		56%	118%	45%

* Amount is less than $0.005 per share

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return represents aggregate total return based on Net Asset Value.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

March 31, 2021 (Unaudited)

Timothy Plan Family of Funds

Note 1 | Significant Accounting Policies

The Timothy Plan (the “Trust”) is organized as a series of a Delaware business trust pursuant to a trust agreement dated December 16, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of March 31, 2021, the Trust consisted of eighteen series. These financial statements include the following twelve series: Timothy Plan Aggressive Growth Fund, Timothy Plan International Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Value Fund, Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond Fund, Timothy Plan Israel Common Values Fund, Timothy Plan Defensive Strategies Fund, Timothy Plan Strategic Growth Fund, Timothy Plan Conservative Growth Fund and Timothy Plan Growth & Income Fund (the “Funds”). The Funds are diversified funds except for the Timothy Plan Defensive Strategy Fund which is a non-diversified fund.

The Timothy Plan Aggressive Growth Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks without regard to market capitalizations and investing in the securities of a limited number of companies which the Fund’s Advisor believes show a high probability for superior growth.

The Timothy Plan International Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in the common stock and similar securities of foreign companies through the purchase of American Depositary Receipts (“ADRs”) without regard to market capitalization, investing its assets in the ADRs of companies which the Fund’s Advisor believes show a high probability for superior growth, and allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Timothy Plan Large/Mid Cap Growth Fund’s investment objective is long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks with market capitalizations in excess of $2 billion.

The Timothy Plan Small Cap Value Fund’s primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing at least 80% of the Fund’s total assets in U.S. stocks with market capitalizations that fall within the range of companies included in the Russell 2000 Index.

The Timothy Plan Large/Mid Cap Value Fund’s investment objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing in U.S. common stocks. The Fund will invest at least 80% of its assets in the common stock of companies whose total market capitalization generally exceeds $2 billion.

The Timothy Plan Fixed Income Fund seeks to generate a high level of current income consistent with prudent investment risk. To achieve its investment objective, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities.

The Timothy Plan High Yield Bond Fund’s investment objective is to generate a high level of current income. To achieve its investment objective, the Fund normally invests in a diversified portfolio of high yield fixed income securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities. The Fund will generally purchase securities that are not investment-grade, meaning securities with a rating of “BBB” or lower as rated by Standard and Poor’s or a comparable rating by another nationally recognized rating agency. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Timothy Plan Israel Common Values Fund seeks to provide long-term growth of capital. This Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the common stock of companies domiciled and/or headquartered in Israel through the purchase of American Depositary Receipts (ADRs) and direct investments in such companies on foreign stock exchanges, without regard to market capitalizations.

The Timothy Plan Defensive Strategies Fund’s investment objective is the protection of principal through aggressive, proactive reactions to prevailing economic conditions. To achieve its investment objective, the Fund normally invests in Real Estate Investment Trusts (“REITs”), commodities based Exchange-Traded Funds (“ETFs”), Treasury Inflation Protected Securities (“TIPS”), and currently holds gold bullion.

The Timothy Plan Strategic Growth Fund seeks to generate medium to high levels of long-term capital growth. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust: approximately 0-10% of its net assets in the Timothy Plan Small Cap Value Fund; approximately 0-20% of its net assets in the Timothy Plan Large/Mid Cap Value Fund; approximately 0-20% of its net assets in the Timothy Plan Large/Mid Cap Growth Fund; approximately 5-15% of its net assets in the Timothy Plan High Yield Bond Fund; approximately 0-20% of its net assets in the Timothy Plan International Fund; approximately 0-10% of its net assets in the Timothy Plan Aggressive Growth Fund; approximately 5-30% of its net assets in the Timothy Plan Defensive Strategies Fund; approximately 0-10% of its net assets in the Timothy Plan Israel Common Values Fund; approximately 0-20% of its net assets in the Timothy Fixed Income Fund; approximately 0-40% of its net assets in the Timothy Plan U.S. Large/Mid Cap Core ETF; approximately 0-20% of its net assets in the Timothy Plan High Dividend Stock ETF; approximately 0-30% of its net assets in the Timothy Plan International ETF; and approximately 0-20% of its net assets in the Timothy Plan Small Cap Core ETF.

Notes to Financial Statements

March 31, 2021 (Unaudited) (Continued)

Timothy Plan Family of Funds

The Timothy Plan Conservative Growth Fund seeks to generate moderate levels of long-term capital growth with a secondary objective of current income. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust: approximately 0-10% of its net assets in the Timothy Plan Small Cap Value Fund; approximately 0-15% of its net assets in the Timothy Plan Large/Mid Cap Value Fund; approximately 0-15% of its net assets in the Timothy Plan Large/Mid Cap Growth Fund; approximately 0-5% of its net assets in the Timothy Plan Aggressive Growth Fund; approximately 5-15% of its net assets in the Timothy Plan High Yield Bond Fund; approximately 0-20% of its net assets in the Timothy Plan International Fund; approximately 20%-40% of its net assets in the Timothy Plan Fixed Income Fund; approximately 5-30% of its net assets in the Timothy Plan Defensive Strategies Fund; approximately 0-10% of its net assets in the Timothy Plan Israel Common Values Fund; approximately 0-30% of its net assets in the Timothy Plan U.S. Large/Mid Cap Core ETF; approximately 0-25% of its net assets in the Timothy Plan High Dividend Stock ETF; approximately 0-25% of its net assets in the Timothy Plan International ETF; and approximately 0-15% of its net assets in the Timothy Plan Small Cap Core ETF.

The Timothy Plan Growth & Income Fund’s investment objective is to provide total return through a combination of growth and income and preservation of capital in declining markets. To achieve its goals, the Fund primarily invests in equity securities of foreign and domestic companies that the Advisor believes are undervalued, and in fixed income securities. The Fund will normally hold both equity securities and fixed income securities, with at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Funds are an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

A.	SECURITY VALUATION AND FAIR VALUE MEASUREMENTS

All investments in securities are recorded at their estimated fair value as described in Note 2.

B.	INVESTMENT INCOME AND SECURITIES TRANSACTIONS

Security transactions are accounted for on the date the securities are purchased or sold (trade date). The costing method for the Timothy Plan Funds is specific identification. Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis. The Timothy Plan Aggressive Growth Fund, Large/Mid Cap Value Fund, Israel Common Values Fund, Small Cap Value Fund and Defensive Strategies Fund have made certain investments in REITs. Dividend income from REITs is recognized on the ex-dividend date. It is common for distributions from REITs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITS are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.    Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

C.	FOREIGN TAXES

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

D.	FOREIGN CURRENCY

Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E.	GOLD RISK FACTORS

There is a risk that some or all of the Trust’s gold bars held by the custodian or any sub-custodian on behalf of the Trust could be lost, damaged or stolen. Access to the Trust’s gold bars could be restricted by natural events (such as an earthquake) or human actions (such as a terrorist attack). Any of these events may adversely affect the operations of the Trust and, consequently, an investment in the fund shares.

Notes to Financial Statements

March 31, 2021 (Unaudited) (Continued)

Timothy Plan Family of Funds

Several factors may affect the price of gold, including but not limited to:

•	Global or regional political, economic or financial events and situations;

•	Investors’ expectations with respect to the rate of inflation;

•	Currency exchange rates;

•	Interest rates; and

•	Investment and trading activities of hedge funds and commodity funds.

F.	NET ASSET VALUE PER SHARE

The Net Asset Value (“NAV”) per share of the capital stock of the Funds is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. The NAV is calculated separately for each class of each Fund in the Trust. The net asset value of the classes may differ because of different fees and expenses charged to each class.

G.	EXPENSES

Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis as determined by the Board of Trustees (the “Board”).

H.	CLASSES

There are three classes of shares currently offered by all Funds in the Trust, except Strategic Growth Fund and Conservative Growth Fund: Class A shares are offered with a front-end sales charge and ongoing service/distribution fees; Class C shares are offered with a contingent deferred sales charge (“CDSC”) that ends after the first year and ongoing service and distribution fees; Class I shares, which commenced operations on August 1, 2013, are offered without any sales charges or ongoing service distribution fees.

Class specific expenses are borne by each specific class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

I.	USE OF ESTIMATES

In the preparation of financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the year ended. Actual results could differ from those estimates.

J.	FEDERAL INCOME TAXES

It is the policy of each Fund to continue to comply with all requirements under subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income or gains. Therefore, no federal income tax or excise provision is required.

As of March 31, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended March 31, 2021, the Funds did not incur any interest or penalties. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially within the next twelve months.

K.	INDEMNIFICATION

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

L.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or Net Asset Values (NAVs) per share of the Funds.

Permanent book and tax differences, primarily attributable to the book/tax treatment of net operating losses, the adjustments for equalization debits, and the reclassification of Fund distributions resulted in reclassifications for the Funds for the fiscal year ended September 30, 2020 as follows:

Notes to Financial Statements

March 31, 2021 (Unaudited) (Continued)

Timothy Plan Family of Funds

		Accumulated
Fund	Paid In Capital	Earnings (Losses)
Aggressive Growth Fund	$(209,714)	$209,714
International Fund	(171,184)	171,184
Large/Mid Cap Growth Fund	(345,952)	345,952
Small Cap Value Fund	-	-
Large/Mid Cap Value Fund	-	-
Fixed Income Fund	-	-
High Yield Bond Fund	-	-
Israel Common Values Fund	(18,224)	18,224
Defensive Strategies Fund	(4,811)	4,811
Strategic Growth Fund	322	(322)
Conservative Growth Fund	-	-
Growth & Income Fund	(1,647)	1,647

M.	SUB-CUSTODIAN

Effective May 22, 2015, the Timothy Plan Family of Funds entered into a precious metals storage agreement with Brink’s Global Services U.S.A., Inc. to maintain the custody of the gold held in the Timothy Plan Defensive Strategies Fund.

Note 2 | Security Valuation and Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

VALUATION OF FUND OF FUNDS

A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the Board of Trustees of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed- end investment company purchased by the Fund will not change.

EXCHANGE TRADED FUNDS

The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively traded or represent a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Each ETF is subject to specific risks, depending on the nature of the ETF. Additionally, ETFs have fees and expenses that reduce their value.

OPTIONS TRANSACTIONS –The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When the Funds write a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked- to- market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Call options are purchased to hedge against an increase in the value of securities held in a Funds’ portfolio. If such an increase occurs, the call options will permit the Fund to purchase the securities underlying such options at the exercise price, not

Notes to Financial Statements

March 31, 2021 (Unaudited) (Continued)

Timothy Plan Family of Funds

at the current market price. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

There were no options held at March 31, 2021, and there were no options transactions for the six months ended March 31, 2021.

The Trust utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

●Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

●Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund generally determines the total value of each class of its shares by using market prices for the securities comprising its portfolio. Equity securities, including common stock, preferred stock, ADRs, REITs, LPs, LLCs, PLCs, GDRs and NVDRs are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. Securities including ETFs, that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Equity securities traded on inactive markets or valued by reference to similar instruments are categorized as a Level 2. When market quotations are not readily available, when the Advisor or Sub-Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review by the Board of Trustees (“Board”). These securities will generally be categorized as Level 3 securities. Foreign investments are not fair valued using fair value triggers.

Investments in alternative investments, such as gold bars, are valued at the spot rate at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, convertible bonds, government mortgage-backed securities, U.S. government notes and bonds, U.S. government agency securities and treasury inflation protected securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor or Sub-Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The Board has delegated to the Advisor and/or Sub-Advisors responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Advisor or Sub-Advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Board has adopted written policies and procedures to guide the Advisor and Sub-Advisors with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

Notes to Financial Statements

March 31, 2021 (Unaudited) (Continued)

Timothy Plan Family of Funds

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2021:

Aggressive Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$41,893,196	$-	$-	$41,893,196
Money Market Fund	2,602,048	-	-	2,602,048
Total	$44,495,244	$-	$-	$44,495,244

International Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$107,589,053	$-	$-	$107,589,053
Money Market Fund	3,843,176	-	-	3,843,176
Total	$111,432,229	$-	$-	$111,432,229

Large/Mid Cap Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$89,030,984	$-	$-	$89,030,984
Exchange Traded Fund	23,697,432	-	-	23,697,432
Money Market Fund	3,568,388	-	-	3,568,388
Total	$116,296,804	$-	$-	$116,296,804

Small Cap Value Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$128,786,407	$-	$-	$128,786,407
Exchange Traded Fund	18,848,782	-	-	18,848,782
REITs	9,090,539	-	-	9,090,539
Money Market Fund	3,077,062	-	-	3,077,062
Total	$159,802,790	$-	$-	$159,802,790

Large/Mid Cap Value Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$149,631,628	$-	$-	$149,631,628
Exchange Traded Funds	56,914,052	-	-	56,914,052
REITs	10,119,678	-	-	10,119,678
Money Market Fund	6,923,187	-	-	6,923,187
Total	$223,588,545	$-	$-	$223,588,545

Fixed Income Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$25,995,066	$-	$25,995,066
Government Mortgage-Backed Securities	-	21,486,031	-	21,486,031
Government Notes & Bonds	-	69,823,315	-	69,823,315
Money Market Fund	5,335,342	-	-	5,335,342
Total	$5,335,342	$117,304,412	$-	$122,639,754

High Yield Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$95,535,121	$-	95,535,121
Convertible Bonds	-	5,363,030	-	5,363,030
Preferred Stock	538,650	-	-	538,650
Money Market Fund	4,381,526	-	-	4,381,526
Total	$4,920,176	$100,898,151	$-	$105,818,327

Notes to Financial Statements

March 31, 2021 (Unaudited) (Continued)

Timothy Plan Family of Funds

Israel Common Values Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$87,168,170	$-	$-	$87,168,170
REITs	1,199,973	-	-	1,199,973
Money Market Fund	1,539,419	-	-	1,539,419
Total	$89,907,562	$-	$-	$89,907,562

Defensive Strategies Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock & Rights	$8,592,042	$1,044	$-	$8,593,086
Exchange Traded Fund	523,500	-	-	523,500
REITs	8,956,283	-	-	8,956,283
Treasury Inflation Protected Securities (TIPS)	-	12,574,169	-	12,574,169
Alternative Investments	10,488,811	-	-	10,488,811
Money Market Fund	3,676,152	-	-	3,676,152
Total	$32,236,788	$12,575,213	$-	$44,812,001

Strategic Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$23,275,653	$-	$-	$23,275,653
Mutual Funds	15,369,578	-	-	15,369,578
Money Market Fund	687,425	-	-	687,425
Total	$39,332,656	$-	$-	$39,332,656

Conservative Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$21,318,126	$-	$-	$21,318,126
Mutual Funds	27,852,952	-	-	27,852,952
Money Market Fund	2,104,748	-	-	2,104,748
Total	$51,275,826	$-	$-	$51,275,826

Growth & Income Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$3,255,153	$-	$3,255,153
Government Mortgage-Backed Securities	-	1,555,991	-	1,555,991
Government Notes, Bonds & Agencies	-	1,145,891	-	1,145,891
Exchange Traded Fund	12,216,900	-	-	12,216,900
Money Market Fund	270,265	-	-	270,265
Total	$12,487,165	$5,957,035	$-	$18,444,200

Refer to the Schedules of Investments for industry classifications.

The Funds did not hold any Level 3 securities during the period presented.

Note 3 | Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended March 31, 2021:

	Purchases		Sales
Fund	U.S. Gov’t Obligations	Other	U.S. Gov’t Obligations	Other
Aggressive Growth	$-	$12,709,263	$-	$13,625,735
International	-	11,488,242	-	12,171,249
Large/Mid Cap Growth *	-	12,885,846	-	14,984,684
Small Cap Value *	-	43,659,976	-	52,063,502
Large/Mid Cap Value *	-	38,320,409	-	52,726,707
Fixed Income	22,056,891	-	10,811,896	1,191,252
High Yield Bond	-	54,256,504	-	34,520,118
Israel Common Values	-	3,558,178	-	5,201,896
Defensive Strategies	-	10,931,101	-	8,395,713
Strategic Growth *	-	1,264,782	-	2,060,471
Conservative Growth *	-	2,358,526	-	2,444,622
Growth & Income *	1,839,139	-	2,027,595	1,084,755

* The security transactions are inclusive of purchases and sales of affiliated funds.

Notes to Financial Statements

March 31, 2021 (Unaudited) (Continued)

Timothy Plan Family of Funds

Note 4 | Investment Advisory Agreement and Transactions with Service Providers

Timothy Partners, Ltd., (“TPL”) is the investment advisor for the Funds pursuant to an investment advisory agreement (the “Agreement”) that was renewed by the Board on February 25-26, 2021. TPL supervises the investment of the assets of each Fund in accordance with the objectives, policies and restrictions of the Trust. Under the terms of the Agreement, as amended, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Timothy Plan International Fund and Timothy Plan Israel Common Values Fund; 0.85% of the average daily net assets of the Timothy Plan Aggressive Growth, the Timothy Plan Small Cap Value, the Timothy Plan Large/Mid Cap Growth, the Timothy Plan Growth & Income and the Timothy Plan Large/Mid Cap Value Funds; 0.60% of the average daily net assets of the Timothy Plan Fixed Income, the Timothy Plan High Yield Bond, and the Timothy Plan Defensive Strategies Funds; and 0.65% of the average daily net assets of the Timothy Plan Conservative Growth and the Timothy Plan Strategic Growth Funds. TPL has voluntarily agreed to reduce the fee it receives from the International Fund to 0.95%; from the Large/Mid Cap Growth Fund to 0.80%; from the Small Cap Value Fund, the Aggressive Growth Fund and the Large/Mid Cap Value Fund to 0.75%; from the High Yield Bond Fund and the Defensive Strategies Fund to 0.55%; from the Growth & Income Fund to 0.50%; and from the Fixed Income Fund to 0.40%. Such voluntary fee reductions/reimbursements may be authorized by TPL at any time, but such action shall not obligate TPL to waive any fees in the near future. Such voluntary fee reductions/reimbursements are not subject to future recoupment. An officer and trustees of the Funds is also an officer and owner of the Advisor.

For the six months ended March 31, 2021, TPL waived advisory fees for the Funds as follows:

Fund	Six Months Ended March 31, 2021
Aggressive Growth Fund	$20,201
International Fund	21,042
Large/Mid Cap Growth Fund	23,212
Small Cap Value Fund	59,847
Large/Mid Cap Value Fund	86,468
Fixed Income Fund	112,848
High Yield Bond Fund	22,456
Defensive Strategies Fund	10,021
Growth & Income Fund	64,529

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Fees are billed monthly as follows:

Fund Accounting and Fund Administration Fees:

   Fund Complex Base annual fee:

25 basis points (0.25%) on the first $200 million of net assets

15 basis points (0.15%) on the next $200 million of net assets;

8 basis points (0.08%) on the next $600 million of net assets; and

6 basis points (0.06%) on net assets greater than $1 billion.

Transfer agency fees for the Funds are combined with the Fund Accounting and Fund Administration fees under the Trust’s agreement with GFS. Therefore, there is no separate base annual fee per Fund or share class.

The Timothy Plan Aggressive Growth, Timothy Plan International, Timothy Plan Large/Mid Cap Growth, Timothy Plan Small Cap Value, Timothy Plan Large/Mid Cap Value, Timothy Plan Fixed Income, Timothy Plan High Yield Bond, Timothy Plan Defensive Strategies, Timothy Plan Israel Common Values and Timothy Plan Growth & Income Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Under the Class A Plan, the Funds will pay TPL a fee at an annual rate of 0.25%, payable monthly, of the average daily net assets attributable to such class of shares. Under the Class C Plan, the Funds will pay TPL a fee at an annual rate of 1.00%, payable monthly, of which, 0.25% may be a service fee and 0.75% may be payable to outside broker/dealers, of the average daily net assets attributable to such class of shares.    Class I shares are not subject to the shareholder services plan.

The Timothy Plan Conservative Growth and Timothy Plan Strategic Growth Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Class A shares of the Funds do not impose a service fee. Under the Class C Plan, the Funds will pay TPL a fee at an annual rate of 0.75%, payable monthly to outside broker/dealers, of the average daily net assets attributable to such class of shares.

For the six months ended March 31, 2021, the Funds paid TPL under the terms of the Plans as follows:

Notes to Financial Statements

March 31, 2021 (Unaudited) (Continued)

Timothy Plan Family of Funds

Fund	12b-1 Fees

Six Months Ended
March 31, 2021

Aggressive Growth	$52,712

International	77,173

Large/Mid Cap Growth	142,624

Small Cap Value	145,502

Large/Mid Cap Value	248,536

Fixed Income	162,765

High Yield Bond	73,115

Israel Common Values	105,427

Defensive Strategies	51,301

Strategic Growth	10,354

Conservative Growth	19,373

Growth & Income	26,164

TPL also serves as the principal underwriter of the Funds’ shares. An officer and trustees of the Funds are also officers of the principal underwriter. For the six months ended March 31, 2021, TPL received sales charges deducted from the proceeds of sales of Class A capital shares and CDSC fees deducted from the redemption of Class C capital shares as follows:

Fund	Sales Charges (Class A)	CDSC Fees (Class C)

Aggressive Growth	$11,360	$407

International	13,859	65

Large/Mid Cap Growth	28,717	512

Small Cap Value	11,692	475

Large/Mid Cap Value	30,229	1,853

Fixed Income	23,155	1,907

High Yield Bond	13,899	1,358

Israel Common Values	8,869	1,569

Defensive Strategies	13,952	314

Strategic Growth	5,468	254

Conservative Growth	5,439	349

Growth & Income	2,313	212

Note 5 | Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates the presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. At March 31, 2021, there were no shareholders with ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund.

Certain Timothy Plan Funds own shares of other Timothy Plan Funds. U.S. Bank, N.A., custodian of the Timothy Plan Funds, holds these shares in omnibus accounts, some of which are controlled by National Financial Services, Inc. The following shows the percentage of each Timothy Plan Fund that is held by U.S. Bank, N.A., as custodian of the Timothy Plan Funds. These accounts can be considered affiliated to the Timothy Plan.

Fund - Class A	% of Fund Owned by Other Timothy Plan Funds

International	12.35%

Fixed Income	38.81%

High Yield Bond	12.71%

Defensive Strategies	22.67%

Note 6 | Underlying Investment in Other Investment Companies

The Conservative Growth Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the Timothy Plan Fixed Income Fund (the “Security”). The Fund may redeem its investments from the Security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of the Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the Security’s N-CSRs available at www.sec.gov. As of March 31, 2021, 38.4% of the Conservative Growth Fund’s net assets were invested in the Timothy Plan Fixed Income Fund.

The Growth & Income Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the Timothy Plan High Dividend Stock ETF (the “ETF”). The Fund may redeem its investments from the ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

Notes to Financial Statements

March 31, 2021 (Unaudited) (Continued)

Timothy Plan Family of Funds

The performance of the Fund will be directly affected by the performance of the ETF. The annual report of the ETF, along with the report of the independent registered public accounting firm is included in the Security’s N-CSRs available at www.sec.gov. As of March 31, 2021, 66.7% of the Growth & Income Fund’s net assets were invested in the Timothy Plan High Dividend Stock ETF.

Note 7 | Investments in Affiliated Companies

The Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment advisor or where the investee fund’s investment advisor is under common control with the Fund’s investment advisor.

The Timothy Plan Large/Mid Cap Growth Fund, Small Cap Value Fund, Large/Mid Cap Value Fund, Strategic Growth Fund, Conservative Growth Fund and Growth & Income Fund had the following transactions during the six months ended March 31, 2021, with affiliates:

Large/Mid Cap Growth	Six Months Ended March 31, 2021
Fund	Balance September 30, 2020	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2021
Timothy Plan US Large/Mid Cap Core ETF	$19,306,656	$-	$-	$84,123	$-	$4,390,776	$23,697,432

Small Cap Value	Six Months Ended March 31, 2021
Fund	Balance September 30, 2020	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2021
Timothy Plan US Small Cap Core ETF	$12,330,394	$-	$-	$109,396	$-	$6,518,388	$18,848,782

Large/Mid Cap Value	Six Months Ended March 31, 2021
Fund	Balance September 30, 2020	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2021
Timothy Plan High Dividend Stock ETF	$21,086,308	$-	$-	$279,226	$-	$5,547,692	$26,634,000
Timothy Plan US Large/Mid Cap Core ETF	24,669,616	-	-	107,490	-	5,610,436	30,280,052
Total	$45,755,924			$386,716	$-	$11,158,128	$56,914,052

Strategic Growth	Six Months Ended March 31, 2021
Fund	Balance September 30, 2020	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares*	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2021
International	$2,462,011	$-	$312,771	$-	$74,635	$517,989	$2,741,864
Fixed Income	6,916,817	1,015,307	-	50,212	-	(254,886)	7,677,238
High Yield Bond	1,916,780	157,968	-	41,856	-	111,867	2,186,615
Defensive Strategies	2,442,481	91,506	-	-	-	229,874	2,763,861
Timothy Plan High Dividend Stock ETF	3,679,400	-	143,448	47,622	2,587	946,771	4,485,310
Timothy Plan International ETF	8,078,257	-	500,038	75,937	43,740	1,261,003	8,882,962
Timothy Plan US Large/Mid Cap Core ETF	6,011,047	-	475,617	19,960	89,347	1,233,293	6,858,070
Timothy Plan US Small Cap Core ETF	2,477,367	-	628,596	24,995	72,073	1,128,467	3,049,311
Total	$33,984,160			$260,582	$282,382	$5,174,378	$38,645,231

Conservative Growth	Six Months Ended March 31, 2021
Fund	Balance September 30, 2020	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares*	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2021
International	$2,100,853	$-	$316,486	$-	$65,818	$435,024 $	2,285,209
Fixed Income	18,136,503	2,180,323	-	129,120	-	(656,113)	19,660,713
High Yield Bond	2,544,601	143,613	-	54,522	-	147,088	2,835,302
Defensive Strategies	2,778,571	34,590	-	-	-	258,567	3,071,728
Timothy Plan High Dividend Stock ETF	3,498,998	-	234,144	44,673	5,245	886,021	4,156,120
Timothy Plan International ETF	6,528,482	-	563,003	60,571	47,511	1,000,345	7,013,335
Timothy Plan US Large/Mid Cap Core ETF	6,570,189	-	681,376	27,034	136,646	1,298,397	7,323,856
Timothy Plan US Small Cap Core ETF	2,347,515	-	649,613	18,711	73,476	1,053,437	2,824,815
Total	$44,505,712			$334,631	$328,696	$4,422,766	$49,171,078

Notes to Financial Statements

March 31, 2021 (Unaudited) (Continued)

Timothy Plan Family of Funds

Growth & Income	Six Months Ended March 31, 2021
Fund	Balance September 30, 2020	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2021
Timothy Plan High Dividend Stock ETF	$10,611,914	$-	$1,064,469	$134,688	$40,084	$2,629,371	$12,216,900

Note 8 | Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at March 31, 2021, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Aggressive Growth	$30,465,659	$14,356,825	$(327,240)	$14,029,585
International	77,145,545	34,925,177	(638,493)	34,286,684
Large/Mid Cap Growth	78,538,922	38,321,265	(563,383)	37,757,882
Small Cap Value	127,762,511	35,201,990	(3,161,711)	32,040,279
Large/Mid Cap Value	169,006,380	55,727,309	(1,145,144)	54,582,165
Fixed Income	120,272,201	3,269,998	(902,445)	2,367,553
High Yield Bond	101,616,562	4,919,388	(717,623)	4,201,765
Israel Common Values	53,718,748	38,751,741	(2,570,902)	36,180,839
Defensive Strategies	38,277,340	7,533,849	(999,188)	6,534,661
Strategic Growth	33,649,747	5,731,680	(48,771)	5,682,909
Conservative Growth	45,578,054	5,800,127	(102,355)	5,697,772
Growth & Income	16,434,938	2,064,968	(55,706)	2,009,262

Note 9 | Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during the fiscal year ended September 30, 2020 and the fiscal year ended September 30, 2019 were as follows:

	Aggressive Growth	International *	Large/Mid Cap Growth	Small Cap Value
Year ended September 30, 2020

Ordinary Income	$-	$719,040	$-	$401,399

Long-term Capital Gains	-	-	3,719,674	5,136,073

Return of Capital	-	426	-	-

	$-	$719,466	$3,719,674	$5,537,472

Year ended September 30, 2019
Ordinary Income	$43,474	$1,317,512	$-	$4,515,051
Long-term Capital Gains	1,818,259	-	4,465,675	14,010,024
Return of Capital	424	-	-	-

	$1,862,157	$1,317,512	$4,465,675	$18,525,075

Notes to Financial Statements

March 31, 2021 (Unaudited) (Continued)

Timothy Plan Family of Funds

	Large/Mid Cap Value	Fixed Income	High Yield Bond	Israel Common Values*	Defensive Strategies
Year ended September 30, 2020

Ordinary Income	$980,213	$1,408,178	$3,368,743	$876,698	$538,485

Long-term Capital Gains	23,456,393	-	-	3,222	586,619

Return of Capital	-	-	-	18,224	4,811

	$24,436,606	$1,408,178	$3,368,743	$898,144	$1,129,915

Year ended September 30, 2019

Ordinary Income	$1,656,902	$1,475,208	$2,290,049	$338,491	$655,005

Long-term Capital Gains	17,999,454	-	-	362,645	451,837

	$19,656,356	$1,475,208	$2,290,049	$701,136	$1,106,842

	Strategic Growth	Conservative Growth	Growth & Income Fund
Year ended September 30, 2020

Ordinary Income	$-	$96,249	$186,187

Long-term Capital Gains	1,336,492	1,589,656	-

Return of Capital	-	-	1,620

	$1,336,492	$1,685,905	$187,807

Year ended September 30, 2019

Ordinary Income	$-	$-	$328,500

Long-term Capital Gains	122,381	1,113,055	363,977

Return of Capital	-	-	7,989

	$122,381	$1,113,055	$700,466

* The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to allowable foreign tax credits of $101,802 for fiscal year ended September 30, 2020 for Israel Common Values Fund, and $329,510, and $216,896 for the fiscal year ended September 30, 2019 for the Israel Common Values, and International Funds, which have been passed through to the Funds’ underlying shareholders and are deemed dividends for tax purposes.

As of September 30, 2020, the components of distributable earnings on a tax basis were as follows:

	Aggressive Growth Fund	International Fund	Large/Mid Cap Growth Fund	Small Cap Value Fund

Undistributed Ordinary Income	$-	$-	$-	$312,916

Long-Term Capital Gains	2,242,127	-	1,927,780	-

Capital Loss Carry Forward	-	(3,956,205)	-	(5,041,139)

Post October and Other Losses	(277,334)	(147,710)	(328,144)	-

Unrealized Appreciation (Depreciation)	7,854,510	15,846,250	24,905,982	(10,939,175)

	$9,819,303	$11,742,335	$26,505,618	$(15,667,398)

	Large/Mid Cap Value Fund	Fixed Income Fund	High Yield Bond Fund	Israel Common Values Fund

Undistributed Ordinary Income	$1,135,200	$411,219	$118,860	$-

Long-Term Capital Gains	-	-	-	-

Capital Loss Carry Forward	-	(1,235,091)	(1,097,080)	(427,501)

Post October and Other Losses	-	-	-	(3,020,657)

Unrealized Appreciation (Depreciation)	26,782,666	5,862,020	(213,064)	17,077,310

	$27,917,866	$5,038,148	$(1,191,284)	$13,629,152

	Defensive Strategies Fund	Strategic Growth Fund	Conservative Growth Fund	Growth & Income Fund

Undistributed Ordinary Income	$-	$55,029	$156,173	$-

Long-Term Capital Gains	-	1,206,883	1,067,833	-

Capital Loss Carry Forward	(1,464,957)	-	-	(421,773)

Post October and Other Losses	(50,547)	-	-	(122,577)

Unrealized Appreciation (Depreciation)	3,680,507	508,531	1,275,006	(432,149)

	$2,165,003	$1,770,443	$2,499,012	$(976,499)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gain (loss) from investments are primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, and adjustments for C-Corporation return of capital distributions and Section 305(c) deemed dividend distributions. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of $24, $55, $10, for the International, Defensive Strategies, Large-Mid Cap Growth Funds, respectively.

Note 10 | Capital Loss Carryforwards, Post October and Other Losses

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Notes to Financial Statements

March 31, 2021 (Unaudited) (Continued)

Timothy Plan Family of Funds

Fund	Late Year Losses
Aggressive Growth Fund	$277,334
International Fund	147,710
Large/Mid Cap Growth Fund	328,144
Israel Common Values Fund	1,787,893
Defensive Strategies Fund	50,547

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Fund	Post October Losses
Israel Common Values Fund	$1,232,764
Growth & Income Fund	122,577

At September 30, 2020, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, and utilized capital loss carryforwards as follows:

	Capital Loss Carry Forward
Fund	Short-Term	Long-Term	Total	Utilized
Aggressive Growth Fund	$-	$-	$-	$139,560
International Fund	3,956,205	-	3,956,205	-
Small Cap Value Fund	-	5,041,139	5,041,139	-
Fixed Income Fund	876,110	358,981	1,235,091	275,896
High Yield Bond Fund	-	1,097,080	1,097,080	132,781
Israel Common Values Fund	427,501	-	427,501	-
Defensive Strategies Fund	447,602	1,017,355	1,464,957	-
Growth & Income Fund	113,641	308,132	421,773	-

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

Note 11 | SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial issues were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Note 12 | TAX INFORMATION (Unaudited)

The Strategic Growth and Conservative Growth Funds designate the following for federal income tax purposes for the year ended September 30, 2020:

	Foreign Taxes paid	Foreign Source Income
Strategic Growth Fund	$25,252	$131,402
Conservative Growth Fund	20,352	105,901

Notes to Financial Statements

March 31, 2021 (Unaudited) (Continued)

Timothy Plan Family of Funds

Board Annual Approval/Renewals of Advisory and Sub-Advisory Agreements (Unaudited)

Timothy Partners, Ltd; Investment Advisor to all Funds.

The continuance of the Investment Advisory Agreement (the “IA Agreement”) on behalf of each series of the Trust between the Trust and Timothy Partners, Ltd. (“TPL”) was last approved by the Board of Trustees (“the Board”), including a majority of the trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at a meeting held on February 25-26, 2021. A description of the factors considered by the Board in renewing the IA Agreement are set forth below.

The Trustees, including the Independent Trustees, noted with approval the Advisor’s experience and consistency in incorporating and implementing the unique, Biblically-based management style that is a stated objective of all the Funds, as set forth in the Funds’ prospectus.

The Board also received and reviewed a description of TPL’s business and any personnel changes, a description of the compensation received by TPL from the Funds, information relating to the Advisor’s compliance and operational policies and procedures. In addition, the Board requested and received financial statements of TPL for its fiscal year ended December 31, 2020, and noted that updated financial statements were provided at each Board Meeting.

The Board also received a report from TPL relating to the fees charged by TPL, both as an aggregate and in relation to fees charged by other advisors to similar funds. The materials prepared by TPL were provided to the Board in advance of the meeting.

The Board considered the fees charged by TPL in light of the services provided to the Funds by TPL, the unique nature of the Funds and their moral screening requirements, which TPL maintains, and TPL’s role as a manager of managers. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by TPL were fair and reasonable in light of the services provided to the Funds.

The Board also discussed the nature, extent, and quality of TPL’s services to the Funds. In particular, the Board noted with approval TPL’s commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent moral screens to the investment managers, its efforts in maintaining appropriate oversight of the investment managers to each Fund, and its efforts to maintain ongoing regulatory compliance for the Funds.

The Board also discussed TPL’s current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. The Board noted with approval that TPL was voluntarily waiving a portion of its fees for certain Funds in order to lower overall expenses. The Board next considered the investment performance of each Fund and the Advisor’s performance in monitoring the investment managers of the underlying funds. The Board generally approved of each Fund’s performance, noting that the Funds invested in a manner that did not rely exclusively on investment performance.

Further, the Board noted with approval that the investment managers of each Fund did not succumb to “style drift” in their management of each Fund’s assets and that each Fund was committed to maintain its investment mandate, even if that meant underperformance during periods when that style was out of favor. The Board noted with approval the Advisor’s ongoing efforts to maintain such consistent investment discipline. The Board also noted with approval that the Advisor’s business was devoted exclusively to serving the Funds, and that the Advisor did not realize any ancillary benefits or profits deriving from its relationship with the Funds. The Board further noted with approval the Advisor’s past activities on monitoring the performance of the underlying Funds’ various investment managers and the promptness and efficiency with which problems were brought to the Board’s attention and responsible remedies offered and executed. After careful discussion and consideration, the Board, including the separate concurrence of the independent Trustees, unanimously cast an affirmative vote and determined that the renewal of the IA Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the IA Agreement for an additional one-year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the IA Agreement renewal.

Westwood Management Corporation; Sub-Advisor to the Large/Mid Cap Value and the Small Cap Value Funds.

The Sub-Advisory Agreement between the Trust, TPL, and Westwood Management Corporation (“Westwood”), on behalf of the Timothy Plan Small Cap Value and Large/Mid Cap Value Funds, was last renewed by the Board at a meeting held for that purpose, among others, on February 26, 2021. The Board considered the following factors in arriving at its conclusions to renew the Westwood Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Westwood in light of the services provided by Westwood. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Westwood and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Westwood. Next, the Board discussed the nature, extent, and quality of Westwood’s services to each Fund, including the investment performance of the Funds under Westwood’s investment management. The Board generally approved of Westwood’s performance, noting that the Funds managed by Westwood invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Westwood did not succumb to “style drift” in its management of each Fund’s assets and that Westwood was committed to maintain its investment mandate, even if that meant underperformance during periods when that style was out of favor. The Board noted with approval Westwood’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Westwood’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Westwood Sub-Advisory Agreement because Westwood was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Westwood Sub-Advisory Agreement for another one-year period would be in the best interests of the Fund’s shareholders. In approving the renewal of the Westwood Sub-Advisory Agreement for an additional one-year period, the Board did not place specific emphasis on any

Notes to Financial Statements

March 31, 2021 (Unaudited) (Continued)

Timothy Plan Family of Funds

one factor discussed above but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Westwood Sub-Advisory Agreement renewal.

Barrow, Hanley, Mewhinney & Strauss; Sub-Advisor for the Fixed Income, High Yield Bond, and Defensive Strategies TIPS sleeve.

The Sub-Advisory Agreement between the Trust, TPL and Barrow, Hanley, Mewhinney & Strauss (“BHM&S”), on behalf of the Timothy Plan Fixed Income, High Yield Bond and Defensive Strategies TIPS sleeve Funds, was last renewed by the Board at a meeting held for that purpose, among others, on February 26, 2021. The Board considered the following factors in arriving at its conclusions to renew the BHM&S Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by BHM&S in light of the services provided by BHM&S to other similar clients. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by BHM&S and paid out of the fees received by TPL were fair and reasonable in light of the services provided by BHM&S. In reaching that determination, the Board relied on reports describing the fees paid to BHM&S. Next, the Board discussed the nature, extent, and quality of BHM&S’s services to each Fund, including the investment performance of the Funds under BHM&S’s investment management. The Board generally approved of BHM&S’s performance, noting that the Funds managed by BHM&S invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that BHM&S did not succumb to “style drift” in its management of each Fund’s assets and that BHM&S was committed to maintain its investment mandate, even if that meant underperformance during periods when that style was out of favor. The Board noted with approval BHM&S’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether BHM&S’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the BHM&S Sub-Advisory Agreement because BHM&S was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the BHM&S Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the BHM&S Sub-Advisory Agreement for an additional one-year period, the Board did not place specific emphasis on any one factor discussed above but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the BHM&S Sub-Advisory Agreement renewal.

Chartwell Investment Partners; Sub-Advisor to the Aggressive Growth and Large/Mid Cap Growth Funds.

The Sub-Advisory Agreement between the Trust, TPL, and Chartwell Investment Partners (“Chartwell”), on behalf of the Timothy Plan Aggressive Growth and Large/Mid Cap Growth Funds, was last renewed by the Board at a meeting held for that purpose, among others, on February 26, 2021. The Board considered the following factors in arriving at its conclusions to renew the Chartwell Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Chartwell in light of the services provided by Chartwell. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Chartwell and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Chartwell. Next, the Board discussed the nature, extent, and quality of Chartwell’s services to each Fund, including the investment performance of the Funds under Chartwell’s investment management. The Board generally approved of Chartwell’s performance, noting that the Funds managed by Chartwell invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Chartwell did not succumb to “style drift” in its management of each Fund’s assets and that Chartwell was committed to maintain its investment mandate, even if that meant underperformance during periods when that style was out of favor. The Board noted with approval Chartwell’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Chartwell’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Chartwell Sub-Advisory Agreement because Chartwell was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Chartwell Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Chartwell Sub-Advisory Agreement for an additional one-year period, the Board did not place specific emphasis on any one factor discussed above but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Chartwell Sub-Advisory Agreement renewal.

CoreCommodity Management, LLC; Sub-Advisor to the Defensive Strategies Fund commodities sleeve.

The Sub-Advisory Agreement between the Trust, TPL, and CoreCommodity Management, LLC (“Core”), on behalf of the Timothy Plan Defensive Strategies Fund commodity sleeve, was last renewed by the Board at a meeting held for that purpose, among others, on February 26, 2021. The Board considered the following factors in arriving at its conclusions to renew the Core Sub-Advisory Agreement. First, the Board considered the fees charged by Core in light of the services provided by Core. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Core and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Core. Next, the Board discussed the nature, extent, and quality of Core’s services to the Fund, including the investment performance of the Fund under Core’s investment management. The Board generally approved of Core’s performance, noting that the Fund managed by Core invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Core did not succumb to “style drift” in its management of the Fund’s assets and that Core was committed to maintain its investment mandate, even if that meant underperformance during periods when that style was out of favor. The Board noted with approval Core’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Core’s current fee structure would allow the Fund to realize economies of scale as it grows. The Board decided that this particular factor was moot with respect to the Core Sub-Advisory Agreement because Core was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Core Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders. In approving the renewal of the Core Sub-Advisory Agreement, the Board did not place specific emphasis on any one factor discussed above but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Core Sub-Advisory Agreement renewal.

Notes to Financial Statements

March 31, 2021 (Unaudited) (Continued)

Timothy Plan Family of Funds

Eagle Global Advisors; Sub-Advisor to the International Fund and Israel Common Values Fund.

The Sub-Advisory Agreement between the Trust, TPL, and Eagle Global Advisors (“Eagle”), on behalf of the Timothy Plan International Fund and Israel Common Values Fund, was last renewed by the Board at a meeting held for that purpose, among others, on February 26, 2021. The Board considered the following factors in arriving at its conclusions to renew the Eagle Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Eagle in light of the services provided by Eagle. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Eagle and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Eagle. Next, the Board discussed the nature, extent, and quality of Eagle’s services to the Funds, including the investment performance of the Funds under Eagle’s investment management. The Board generally approved of Eagle’s performance, noting that the Funds managed by Eagle invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Eagle did not succumb to “style drift” in its management of the Funds’ assets and that Eagle was committed to maintain its investment mandate, even if that meant underperformance during periods when that style was out of favor. The Board noted with approval Eagle’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Eagle’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Eagle Sub-Advisory Agreement because Eagle was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Eagle Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Eagle Sub-Advisory Agreement for an additional one-year period, the Board did not place specific emphasis on any one factor discussed above but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Eagle Sub-Advisory Agreement renewal.

Expense Examples – (Unaudited)

March 31, 2021

As a shareholder of a Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs”, (in dollars) of investing in each Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2020, through March 31, 2021.

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

AGGRESSIVE GROWTH FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2020	3/31/2021	10/1/2020 through 3/31/2021
Actual - Class A *	$1,000.00	$1,228.80	$ 8.28
Hypothetical - Class A **	$1,000.00	$1,017.50	$7.49
Actual - Class C *	$1,000.00	$1,224.20	$12.42
Hypothetical - Class C **	$1,000.00	$1,013.76	$11.25
Actual - Class I *	$1,000.00	$1,231.10	$ 6.90
Hypothetical - Class I **	$1,000.00	$1,018.75	$ 6.24

*

Expenses are equal to the Fund’s annualized expense ratio of 1.49% for Class A, 2.24% for Class C and 1.24% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Aggressive Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 22.88% for Class A, 22.42% for Class C and 23.11% for Class I for the period of October 1, 2020, to March 31, 2021.

**	Assumes a 5% return before expenses.

Expense Examples – (Unaudited)(Continued)

March 31, 2021

INTERNATIONAL FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2020	3/31/2021	10/1/2020 through 3/31/2021
Actual - Class A *	$1,000.00	$1,251.00	$8.92
Hypothetical - Class A **	$1,000.00	$1,017.00	$8.00
Actual - Class C *	$1,000.00	$1,245.30	$13.10
Hypothetical - Class C **	$1,000.00	$1,013.26	$11.75
Actual - Class I *	$1,000.00	$1,252.50	$7.53
Hypothetical - Class I **	$1,000.00	$1,018.25	$6.74

*

Expenses are equal to the Fund’s annualized expense ratio of 1.59% for Class A, 2.34% for Class C and 1.34% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The International Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 25.10% for Class A, 24.53% for Class C, and 25.25% for Class I for the period of October 1, 2020, to March 31, 2021.

**	Assumes a 5% return before expenses.

LARGE/MID CAP GROWTH FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2020	3/31/2021	10/1/2020 through 3/31/2021
Actual - Class A *	$1,000.00	$1,186.20	$8.07
Hypothetical - Class A **	$1,000.00	$1,017.55	$7.44
Actual - Class C *	$1,000.00	$1,182.10	$12.13
Hypothetical - Class C **	$1,000.00	$1,013.81	$11.20
Actual - Class I *	$1,000.00	$1,187.10	$6.71
Hypothetical - Class I **	$1,000.00	$1,018.80	$6.19

*

Expenses are equal to the Fund’s annualized expense ratio of 1.48% for Class A, 2.23% for Class C and 1.23% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Large/Mid Cap Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 18.62% for Class A, 18.21% for Class C, and 18.71% for Class I for the period of October 1, 2020, to March 31, 2021.

**	Assumes a 5% return before expenses.

SMALL CAP VALUE FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2020	3/31/2021	10/1/2020 through 3/31/2021
Actual - Class A *	$1,000.00	$1,476.30	$8.27
Hypothetical - Class A **	$1,000.00	$1,018.25	$6.74
Actual - Class C *	$1,000.00	$1,470.90	$12.88
Hypothetical - Class C **	$1,000.00	$1,014.51	$10.50
Actual - Class I *	$1,000.00	$1,477.40	$6.73
Hypothetical - Class I **	$1,000.00	$1,019.50	$5.49

*

Expenses are equal to the Fund’s annualized expense ratio of 1.34% for Class A, 2.09% for Class C and 1.09% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Large/Mid Cap Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 47.63% for Class A, 47.09% for Class C, and 47.74% for Class I for the period of October 1, 2020, to March 31, 2021.

**	Assumes a 5% return before expenses.

Expense Examples – (Unaudited)(Continued)

March 31, 2021

LARGE/MID CAP VALUE FUND

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period
			10/1/2020 through
	10/1/2020	3/31/2021	3/31/2021
Actual - Class A *	$1,000.00	$1,223.50	$ 7.10
Hypothetical - Class A **	$1,000.00	$1,018.55	$ 6.44
Actual - Class C *	$1,000.00	$1,219.50	$11.23
Hypothetical - Class C **	$1,000.00	$1,014.81	$10.20
Actual - Class I *	$1,000.00	$1,225.00	$ 5.71
Hypothetical - Class I **	$1,000.00	$1,019.80	$ 5.19

*

Expenses are equal to the Fund’s annualized expense ratio of 1.28% for Class A, 2.03% for Class C, and 1.03% for Class I which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Large/Mid Cap Value Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 22.35% for Class A, 21.95% for Class C, and 22.50% for Class I for the period of October 1, 2020, to March 31, 2021.

**	Assumes a 5% return before expenses.

FIXED INCOME FUND

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period
			10/1/2020 through
	10/1/2020	3/31/2021	3/31/2021
Actual - Class A *	$1,000.00	$ 973.20	$ 6.64
Hypothetical - Class A **	$1,000.00	$1,018.20	$ 6.79
Actual - Class C *	$1,000.00	$ 969.50	$10.31
Hypothetical - Class C **	$1,000.00	$1,014.46	$10.55
Actual - Class I *	$1,000.00	$ 974.10	$ 5.41
Hypothetical - Class I **	$1,000.00	$1,019.45	$ 5.54

*

Expenses are equal to the Fund’s annualized expense ratio of 1.35% for Class A, 2.10% for Class C, and 1.10% for Class I which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Fixed Income Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (2.68)% for Class A, (3.05)% for Class C, and (2.59)% for Class I for the period of October 1, 2020, to March 31, 2021.

**	Assumes a 5% return before expenses.

HIGH YIELD BOND FUND

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period
			10/1/2020 through
	10/1/2020	3/31/2021	3/31/2021
Actual - Class A *	$1,000.00	$1,078.50	$ 9.22
Hypothetical - Class A **	$1,000.00	$1,016.06	$ 8.95
Actual - Class C *	$1,000.00	$1,075.20	$13.09
Hypothetical - Class C **	$1,000.00	$1,012.32	$12.69
Actual - Class I *	$1,000.00	$1,080.00	$ 7.93
Hypothetical - Class I **	$1,000.00	$1,017.30	$ 7.70

**

Expenses are equal to the Fund’s annualized expense ratio of 1.78% for Class A, 2.53% for Class C, and 1.53% for Class I which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The High Yield Bond Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 7.85% for Class A, 7.52% for Class C, and 8.00% for Class I for the period of October 1, 2020, to March 31, 2021.

**	Assumes a 5% return before expenses.

Expense Examples – (Unaudited)(Continued)

March 31, 2021

DEFENSIVE STRATEGIES FUND

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period
			10/1/2020 through
	10/1/2020	3/31/2021	3/31/2021
Actual - Class A *	$1,000.00	$1,092.50	$ 8.35
Hypothetical - Class A **	$1,000.00	$1,016.95	$ 8.05
Actual - Class C *	$1,000.00	$1,088.60	$12.24
Hypothetical - Class C **	$1,000.00	$1,013.21	$11.80
Actual - Class I *	$1,000.00	$1,094.30	$ 7.05
Hypothetical - Class I **	$1,000.00	$1,018.20	$ 6.79

*

Expenses are equal to the Fund’s annualized expense ratio of 1.60% for Class A, 2.35% for Class C and 1.35% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Defensive Strategies Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 9.25% for Class A, 8.86% for Class C and 9.43% for Class I for the period of October 1, 2020, to March 31, 2021.

**	Assumes a 5% return before expenses.

STRATEGIC GROWTH FUND

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period
			10/1/2020 through
	10/1/2020	3/31/2021	3/31/2021
Actual - Class A *	$1,000.00	$1,159.90	$ 6.84
Hypothetical - Class A **	$1,000.00	$1,018.60	$ 6.39
Actual - Class C *	$1,000.00	$1,154.60	$10.85
Hypothetical - Class C **	$1,000.00	$1,014.86	$10.15

*

Expenses are equal to the Fund’s annualized expense ratio of 1.27% for Class A and 2.02% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Strategic Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 15.99% for Class A and 15.46% for Class C for the six-month period of October 1, 2020, to March 31, 2021.

**	Assumes a 5% return before expenses.

CONSERVATIVE GROWTH FUND

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period
			10/1/2020 through
	10/1/2020	3/31/2021	3/31/2021
Actual - Class A *	$1,000.00	$1,104.10	$ 6.24
Hypothetical - Class A **	$1,000.00	$1,019.00	$ 5.99
Actual - Class C *	$1,000.00	$1,100.00	$10.16
Hypothetical - Class C **	$1,000.00	$1,015.26	$ 9.75

*

Expenses are equal to the Fund’s annualized expense ratio of 1.19% for Class A and 1.94% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Conservative Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 10.41% for Class A and 10.00% for Class C for the six-month period of October 1, 2020, to March 31, 2021.

**	Assumes a 5% return before expenses.

Expense Examples – (Unaudited)(Continued)

March 31, 2021

ISRAEL COMMON VALUES FUND

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period
			10/1/2020 through
	10/1/2020	3/31/2021	3/31/2021
Actual - Class A *	$1,000.00	$1,288.20	$10.84
Hypothetical - Class A **	$1,000.00	$1,015.46	$ 9.55
Actual - Class C *	$1,000.00	$1,283.50	$15.09
Hypothetical - Class C **	$1,000.00	$1,011.72	$13.29
Actual - Class I *	$1,000.00	$1,289.60	$ 9.42
Hypothetical - Class I **	$1,000.00	$1,016.70	$ 8.30

*

Expenses are equal to the Fund’s annualized expense ratio of 1.90% for Class A, 2.65% for Class C and 1.65% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Israel Common Values Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 28.82% for Class A, 28.35% for Class C and 28.96% for Class I for the period of October 1, 2020, to March 31, 2021.

**	Assumes a 5% return before expenses.

GROWTH & INCOME FUND

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period
			10/1/2020 through
	10/1/2020	3/31/2021	3/31/2021
Actual - Class A *	$1,000.00	$1,157.10	$ 8.66
Hypothetical - Class A **	$1,000.00	$1,016.90	$ 8.10
Actual - Class C *	$1,000.00	$1,152.80	$12.67
Hypothetical - Class C **	$1,000.00	$1,013.16	$11.85
Actual - Class I ***	$1,000.00	$1,159.30	$ 7.32
Hypothetical - Class I **	$1,000.00	$1,018.15	$ 6.84

*

Expenses are equal to the Fund’s annualized expense ratio of 1.61% for Class A, 2.36% for Class C and 1.36% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Growth & Income Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 15.71% for Class A, 15.28% for Class C and 15.93% for Class I for the period of October 1, 2020, to March 31, 2021.

**	Assumes a 5% return before expenses.

Liquidity Risk Management Program (Unaudited)

March 31, 2021

Timothy Plan Family of Funds

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Funds’ Board of Trustees approved the appointment of a Liquidity Program Administrator (LPA) comprised of the Trust’s Liquidity Risk Management Program Committee, which includes representatives from the Funds’ investment adviser and liquidity consultant. The LPA is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The LPA updated its assessment of each Fund’s liquidity risk profile, considering additional data gathered in the 12 months ended November 30, 2020 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception on December 1, 2018 (the “Review Period”) in order to prepare a written report for the Board of Trustees (the “Report”) for consideration at its meeting held in February, 2021.

During the Review Period, none of the Funds experienced unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the Review Period, the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. None of the Funds had a significant amount of illiquid investments and none required a determination as to a highly liquid investment minimum. The Report concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Privacy Notice

FACTS	WHAT DOES THE TIMOTHY PLAN DO WITH YOUR PERSONAL
INFORMATION?

WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all information sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this Notice carefully to understand what we do.

WHAT?

The types of information we collect and share depend on the product or service you have with us. This information can include:

•   Social Security Number

•   Assets

•   Retirement Assets

•   Transaction History

•   Checking Account History

•   Purchase History

•   Account Balances

•   Account Transactions

•   Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this Notice.

HOW?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Timothy Plan chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information.	Does The Timothy Plan share?	Can you limit this sharing?
For our everyday business purposes- Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes- to offer our products and services to you.	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes- information about your transactions and experiences.	Yes	No
For our affiliates’ everyday business purposes- information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 800-662-0201

Who we are

Who is providing this Notice?	Timothy Plan Family of Mutual Funds
Timothy Partners, Ltd.
What we do
How does The Timothy Plan protect your personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does The Timothy Plan collect your	We collect your personal information, for example, when you
personal information?	• Open an account
• Provide account information
• Give us your contact information
• Make deposits or withdrawals from your account
• Make a wire transfer
• Tell us where to send the money
• Tell us who receives the money
• Show your government-issued ID
• Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only:
• Sharing for affiliates’ everyday business purposes- information about your creditworthiness.
• Affiliates from using your information to market to you.
• Sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non- financial companies.
Timothy Partners, Ltd. is an affiliate of The Timothy Plan

Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies.
• The Timothy Plan does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products to you.
• The Timothy Plan does not jointly market.

Customer Identification Program

The Board of Trustees of the Trust has approved procedures designed to prevent and detect attempts to launder money as required under the USA PATRIOT Act. The day-to-day responsibility for monitoring and reporting any such activities has been delegated to the transfer agent, subject to the oversight and supervision of the Board.

Disclosures

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Funds voted proxies relating to Fund securities during the period ended June 30 of well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-800-732-0330 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov

HOW TO OBTAIN 1ST AND 3RD FISCAL QUARTER PORTFOLIO HOLDINGS

The Trust files a complete listing of the Fund’s portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-Q’s successor form, Form N-PORT. The filings are available free of charge, upon request, by calling the Trust toll-free at 1-800-662-0201. Furthermore, you may obtain a copy of these filings on the SEC’s website at www.sec.gov.

BOARD OF TRUSTEES
Arthur D. Ally
Rick Copeland
Deborah Honeycutt
Bill Johnson
John C. Mulder
Scott Preissler
Alan Ross
Mathew D. Staver
Patrice Tsague
Abraham M. Rivera
Dale A. Bissonette

OFFICERS
Arthur D. Ally, President
Joseph E. Boatwright, Secretary
Terry Covert, Vice President
Cheryl Mumbert, Vice President
David D. Jones, Chief Compliance Officer

INVESTMENT ADVISOR
Timothy Partners, Ltd.
1055 Maitland Center Commons
Maitland, FL 32751

DISTRIBUTOR
Timothy Partners, Ltd.
1055 Maitland Center Commons
Maitland, FL 32751

TRANSFER AGENT
Ultimus Fund Solutions, LLC
4221 N. 203rd St, Suite 100
Elkhorn, NE 68022-3474

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
David D Jones, Esq.
20770 Hwy 281 N., Suite 108-619
San Antonio, TX 78258

HEADQUARTERS

For additional information or a prospectus, please call: 1-800-846-7526 Visit the Timothy Plan web site on the internet at: www.timothyplan.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds’ objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

The Timothy Plan

1055 Maitland Center Commons

Maitland, Florida 32751

(800) 846-7526

www.timothyplan.com

invest@timothyplan.com

SHAREHOLDER SERVICES

Ultimus Fund Solutions, LLC

4221 N. 203rd St, Suite 100

Elkhorn, NE 68022-3474

(800) 662-0201

(a) Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders. The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures within 90 days, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. NOT APPLICABLE.

Item 13. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable
(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Timothy Plan

By	/s/ Arthur D. Ally
Arthur D. Ally, President/Principle Executive Officer & Treasurer/Principle Financial Officer

Date	6/8/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Arthur D. Ally
Arthur D. Ally, President/Principle Executive Officer & Treasurer/Principle Financial Officer

Date	6/8/21